Filed on April 28, 2022
FILE NOS. 333‑119867
811‑21624

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. ______	[ ]
Post-Effective Amendment No. 42	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940
Amendment No. 47	[X]
(Check appropriate box or boxes.)
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)
5701 Golden Hills Drive, Minneapolis, MN                                                                    55416

(Address of Principal Executive Offices)                                                                        (Zip Code)

Registrant’s Telephone Number, including Area Code	(763) 765‑7453
Erik T. Nelson, Chief Legal Officer
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	April 29, 2022
It is proposed that this filing will become effective (check appropriate box)
[    ] immediately upon filing pursuant to paragraph (b)
[X] on April 29, 2022 pursuant to paragraph (b)
[    ] 60 days after filing pursuant to paragraph (a)(1)
[    ] on (date) pursuant to paragraph (a)(1)
[    ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[    ] on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[    ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST (“THE TRUST”)
Prospectus dated April 29, 2022

The AZL Fusion Funds AZL MVP FusionSM Balanced Fund AZL MVP FusionSM Conservative Fund AZL MVP FusionSM Moderate Fund

The AZL Index Strategy Funds
AZL® Balanced Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
AZL® MVP Moderate Index Strategy Fund
AZL® MVP Global Balanced Index Strategy Fund

AZL® DFA Multi-Strategy Fund AZL® MVP DFA Multi-Strategy Fund AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Allianz Investment Management LLC (the “Manager”)
Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts (each, a “Contract,” and collectively, the “Contracts”) they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.
This prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds.
Questions?
Call toll free 1‑800‑624‑0197 or your investment representative.
The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This prospectus may contain information on Funds not available under your Contract. Please refer to your Contract prospectus for information regarding the investment options available to you.
AZL® is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL MVP FusionSM Balanced Fund

FUND SUMMARIES
AZL MVP FUSIONSM BALANCED FUND

Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.72%

Total Annual Fund Operating Expenses	0.94%

Fee Waiver(2)	-0.05%

Total Annual Fund Operating Expenses After Fee Waiver(2)	0.89%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(2)
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.15% through at least April 30, 2023, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$295	$515	$1,150
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing primarily in the shares of other mutual funds managed by the Manager or affiliates of the Manager. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes. Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds, which will be allocated approximately 50% to underlying equity funds and 50% to underlying fixed income funds.
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL MVP FusionSM Balanced Fund

contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The Manager utilizes a strategic asset allocation process to help determine appropriate asset allocations for the Fund among the underlying funds.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds as described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 10% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the overall asset allocation among equity funds and fixed income funds or the under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL MVP FusionSM Balanced Fund

Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Capitalization Risk – Investing in small- to mid‑sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL MVP FusionSM Balanced Fund

Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (50%) and the Bloomberg U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Prior to February 1, 2021, the Fund was managed pursuant to different investment strategies and known as the AZL MVP Fusion Dynamic Balanced Fund. Consequently, the performance information shown below for periods prior to February 1, 2021, reflects the Fund’s prior investment strategies and not its current investment strategies.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL MVP FusionSM Balanced Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q4, 2020)	9.02%
Lowest (Q1, 2020)	-12.01%
Average Annual Total Returns

	One Year Ended December 31, 2021	Five Years Ended December 31, 2021	Ten Years Ended December 31, 2021
AZL MVP Fusion Balanced Fund	9.20%	6.85%	6.53%
S&P 500 Index*	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	2.90%
Balanced Composite Index*	12.91%	11.29%	9.86%
*	Reflects no deduction for fees, expenses, or taxes.

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund. The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; Brian Mong, CFA, portfolio manager, since April 2020; Darin Egbert, CFA, portfolio manager, since April 2020; and Josiah Highmark, Assistant Vice President, since January 2022.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL MVP FusionSM Conservative Fund

AZL MVP FUSIONSM CONSERVATIVE FUND

Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.04%
Acquired Fund Fees and Expenses(1)	0.71%

Total Annual Fund Operating Expenses	0.95%

Fee Waiver(2)	-0.05%

Total Annual Fund Operating Expenses After Fee Waiver(2)	0.90%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(2)
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.15% through at least April 30, 2023, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$298	$521	$1,162
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing primarily in the shares of other mutual funds managed by the Manager or affiliates of the Manager. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes. Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds, which will be allocated approximately 35% to underlying equity funds and 65% to underlying fixed income funds.
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL MVP FusionSM Conservative Fund

allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The Manager utilizes a strategic asset allocation process to help determine appropriate asset allocations for the Fund among the underlying funds.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds as described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 8% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the overall asset allocation among equity funds and fixed income funds or the under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
9

Fund Summaries	AZL MVP FusionSM Conservative Fund

Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Income Risk – Falling interest rates may cause a fund’s income to decline.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL MVP FusionSM Conservative Fund

Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Capitalization Risk – Investing in small- to mid‑sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Conservative Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (35%) and the Bloomberg U.S. Aggregate Bond Index (65%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Prior to February 1, 2021, the Fund was managed pursuant to different investment strategies and known as the AZL MVP Fusion Dynamic Conservative Fund. Consequently, the performance information shown below for periods prior to February 1, 2021, reflects the Fund’s prior investment strategies and not its current investment strategies.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
11

Fund Summaries	AZL MVP FusionSM Conservative Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q4, 2020)	6.66%
Lowest (Q1, 2020)	-8.70%
Average Annual Total Returns

	One Year Ended December 31, 2021	Five Years Ended December 31, 2021	Ten Years Ended December 31, 2021
AZL MVP Fusion Conservative Fund	6.15%	5.85%	5.75%
S&P 500 Index*	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	2.90%
Conservative Composite Index*	8.43%	9.02%	7.79%
*	Reflects no deduction for fees, expenses, or taxes.

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund. The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; Brian Mong, CFA, portfolio manager, since April 2020; Darin Egbert, CFA, portfolio manager, since April 2020; and Josiah Highmark, Assistant Vice President, since January 2022.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
12

Fund Summaries	AZL MVP FusionSM Moderate Fund

AZL MVP FUSIONSM MODERATE FUND

Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.72%

Total Annual Fund Operating Expenses	0.94%

Fee Waiver(2)	-0.05%

Total Annual Fund Operating Expenses After Fee Waiver(2)	0.89%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(2)
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.15% through at least April 30, 2023, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$295	$515	$1,150
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing primarily in the shares of other mutual funds managed by the Manager or affiliates of the Manager. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes. Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds, which will be allocated approximately 60% to underlying equity funds and 40% to underlying fixed income funds.
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
13

Fund Summaries	AZL MVP FusionSM Moderate Fund

contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The Manager utilizes a strategic asset allocation process to help determine appropriate asset allocations for the Fund among the underlying funds.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds as described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the overall asset allocation among equity funds and fixed income funds or the under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
14

Fund Summaries	AZL MVP FusionSM Moderate Fund

Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Capitalization Risk – Investing in small- to mid‑sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
15

Fund Summaries	AZL MVP FusionSM Moderate Fund

Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Prior to February 1, 2021, the Fund was managed pursuant to different investment strategies and known as the AZL MVP Fusion Dynamic Moderate Fund. Consequently, the performance information shown below for periods prior to February 1, 2021, reflects the Fund’s prior investment strategies and not its current investment strategies.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
16

Fund Summaries	AZL MVP FusionSM Moderate Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q4, 2020)	10.58%
Lowest (Q1, 2020)	-13.71%
Average Annual Total Returns

	One Year Ended December 31, 2021	Five Years Ended December 31, 2021	Ten Years Ended December 31, 2021
AZL MVP Fusion Moderate Fund	11.09%	7.75%	7.24%
S&P 500 Index*	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	2.90%
Moderate Composite Index*	15.96%	12.78%	11.22%
*	Reflects no deduction for fees, expenses, or taxes.

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund. The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; Brian Mong, CFA, portfolio manager, since April 2020; Darin Egbert, CFA, portfolio manager, since April 2020; and Josiah Highmark, Assistant Vice President, since January 2022.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
17

Fund Summaries	AZL® Balanced Index Strategy Fund

AZL® BALANCED INDEX STRATEGY FUND

Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	0.61%

Total Annual Fund Operating Expenses	0.69%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing primarily in a combination of five underlying index funds:

Fund	Target Allocation
AZL Enhanced Bond Index Fund	50%
AZL S&P 500 Index Fund	26%
AZL International Index Fund	12.5%
AZL Mid Cap Index Fund	7.5%
AZL Small Cap Stock Index Fund	4.0%
The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC; the other four underlying funds are equity index funds, subadvised by BlackRock Investment Management, LLC. Therefore, under normal market conditions, the Fund will allocate approximately 50% of its assets in the underlying equity index funds and approximately 50% of its assets in the underlying bond index fund. These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
18

Fund Summaries	AZL® Balanced Index Strategy Fund

The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The AZL Enhanced Bond Index Fund under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index (the “Index”). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The subadviser of the AZL Enhanced Bond Index Fund uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the Index, with the investment objective of seeking to exceed the total return of the Index.
The AZL S&P 500 Index Fund under normal circumstances invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
The AZL Mid Cap Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The AZL Small Cap Stock Index Fund under normal market conditions invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company’s outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The AZL International Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the Underlying Fund under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations to Underlying Funds.
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
19

Fund Summaries	AZL® Balanced Index Strategy Fund

In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Index Fund Risk – Certain of the Underlying Funds does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund’s performance.
Selection Risk – Because the AZL Enhanced Bond Index Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Capitalization Risk – Investing in small- to mid‑sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
European Investment Risk – Investments in certain countries in the European Union (the “EU”) are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member countries to further unify their economic and monetary policies may increase the potential for the downward movement of one member country’s market to cause a similar effect on other member countries’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the exit of the United Kingdom (known as “Brexit”), could place its currency and banking system in jeopardy. An exit by other member countries could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
20

Fund Summaries	AZL® Balanced Index Strategy Fund

Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Futures Risk – The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
Leveraging Risk – Certain Underlying Funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on a fund’s returns.
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Portfolio Turnover Risk – A fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
Privately Placed Securities Risk – Certain Underlying Funds may invest in privately placed securities, which are subject to resale restrictions.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Collateralized Debt Obligations Risk – In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
21

Fund Summaries	AZL® Balanced Index Strategy Fund

statistical rating organization; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Focused Investments Risk – Certain underlying funds may invest in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of a fund’s portfolio.
LIBOR Transition Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (50%) and the Bloomberg U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q2, 2020)	11.79%
Lowest (Q1, 2020)	-10.87%

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
22

Fund Summaries	AZL® Balanced Index Strategy Fund

Average Annual Total Returns

	One Year Ended December 31, 2021	Five Years Ended December 31, 2021	Ten Years Ended December 31, 2021
AZL Balanced Index Strategy Fund	10.04%	9.08%	8.10%
S&P 500 Index*	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	2.90%
Balanced Composite Index*	12.91%	11.29%	9.86%
*	Reflects no deduction for fees, expenses, or taxes.

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.
The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; and Brian Mong, CFA, portfolio manager, and Darin Egbert, CFA, portfolio manager, both since April 2020.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
23

Fund Summaries	AZL® MVP Balanced Index Strategy Fund

AZL® MVP BALANCED INDEX STRATEGY FUND

Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	0.58%

Total Annual Fund Operating Expenses	0.71%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in a combination of five underlying index funds:

Fund	Target Allocation
AZL Enhanced Bond Index Fund	47.5%
AZL S&P 500 Index Fund	23.5%
AZL International Index Fund	12.5%
AZL Mid Cap Index Fund	7.5%
AZL Small Cap Stock Index Fund	4.0%
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC; the other four underlying funds are equity index funds, subadvised by BlackRock Investment Management, LLC. Therefore, under normal market conditions, the Fund will allocate approximately 50% of its assets in the underlying equity index funds and approximately 50% of its assets in the underlying bond index fund. These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
24

Fund Summaries	AZL® MVP Balanced Index Strategy Fund

The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The AZL Enhanced Bond Index Fund under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index (the “Index”). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The subadviser of the AZL Enhanced Bond Index Fund uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the Index, with the investment objective of seeking to exceed the total return of the Index.
The AZL S&P 500 Index Fund under normal circumstances invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
The AZL Mid Cap Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The AZL Small Cap Stock Index Fund under normal market conditions invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company’s outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The AZL International Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 10% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
25

Fund Summaries	AZL® MVP Balanced Index Strategy Fund

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the Underlying Fund allocations or under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
26

Fund Summaries	AZL® MVP Balanced Index Strategy Fund

held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Index Fund Risk – Certain of the Underlying Funds does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund’s performance.
Selection Risk – Because the AZL Enhanced Bond Index Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Capitalization Risk – Investing in small- to mid‑sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
European Investment Risk – Investments in certain countries in the European Union (the “EU”) are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member countries to further unify their economic and monetary policies may increase the potential for the downward movement of one member country’s market to cause a similar effect on other member countries’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the exit of the United Kingdom (known as “Brexit”), could place its currency and banking system in jeopardy. An exit by other member countries could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
27

Fund Summaries	AZL® MVP Balanced Index Strategy Fund

Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Leveraging Risk – Certain Underlying Funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on a fund’s returns.
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Portfolio Turnover Risk – A fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
Privately Placed Securities Risk – Certain Underlying Funds may invest in privately placed securities, which are subject to resale restrictions.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Collateralized Debt Obligations Risk – In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
LIBOR Transition Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
28

Fund Summaries	AZL® MVP Balanced Index Strategy Fund

There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (50%) and the Bloomberg U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q4, 2020)	8.48%
Lowest (Q1, 2020)	-9.78%
Average Annual Total Returns

	One Year Ended December 31, 2021	Five Years Ended December 31, 2021	Since Inception (01/10/2012)
AZL MVP Balanced Index Strategy Fund	10.02%	7.73%	7.20%
S&P 500 Index*	28.71%	18.47%	16.27%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	2.91%
Balanced Composite Index*	12.91%	11.29%	9.73%

*	Reflects no deduction for fees, expenses, or taxes.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
29

Fund Summaries	AZL® MVP Balanced Index Strategy Fund

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund. The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; Brian Mong, CFA, portfolio manager, since April 2020; Darin Egbert, CFA, portfolio manager, since April 2020; and Josiah Highmark, Assistant Vice President, since January 2022.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
30

Fund Summaries	AZL® MVP Growth Index Strategy Fund

AZL® MVP GROWTH INDEX STRATEGY FUND

Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.56%

Total Annual Fund Operating Expenses	0.68%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$218	$379	$847
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in a combination of five underlying index funds:

Fund	Target Allocation
AZL Enhanced Bond Index Fund	23.8%
AZL S&P 500 Index Fund	35.8%
AZL International Index Fund	19%
AZL Mid Cap Index Fund	11%
AZL Small Cap Stock Index Fund	5.5%
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC; the other four underlying funds are equity index funds, subadvised by BlackRock Investment Management, LLC. Therefore, under normal market conditions, the Fund will allocate approximately 75% of its assets in the underlying equity index funds and approximately 25% of its assets in the underlying bond index fund. These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL® MVP Growth Index Strategy Fund

The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The AZL Enhanced Bond Index Fund under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index (the “Index”). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The subadviser of the AZL Enhanced Bond Index Fund uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the Index, with the investment objective of seeking to exceed the total return of the Index.
The AZL S&P 500 Index Fund under normal circumstances invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
The AZL Mid Cap Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The AZL Small Cap Stock Index Fund under normal market conditions invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company’s outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The AZL International Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 13% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
32

Fund Summaries	AZL® MVP Growth Index Strategy Fund

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the Underlying Fund allocations or under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
33

Fund Summaries	AZL® MVP Growth Index Strategy Fund

held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Index Fund Risk – Certain of the Underlying Funds does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund’s performance.
Selection Risk – Because the AZL Enhanced Bond Index Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Capitalization Risk – Investing in small- to mid‑sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
European Investment Risk – Investments in certain countries in the European Union (the “EU”) are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member countries to further unify their economic and monetary policies may increase the potential for the downward movement of one member country’s market to cause a similar effect on other member countries’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the exit of the United Kingdom (known as “Brexit”), could place its currency and banking system in jeopardy. An exit by other member countries could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
34

Fund Summaries	AZL® MVP Growth Index Strategy Fund

Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Leveraging Risk – Certain Underlying Funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on a fund’s returns.
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Portfolio Turnover Risk – A fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
Privately Placed Securities Risk – Certain Underlying Funds may invest in privately placed securities, which are subject to resale restrictions.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Collateralized Debt Obligations Risk – In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summariess	AZL® MVP Growth Index Strategy Fund

LIBOR Transition Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (75%) and the Bloomberg U.S. Aggregate Bond Index (25%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q4, 2020)	11.26%
Lowest (Q1, 2020)	-13.98%
Average Annual Total Returns

	One Year Ended December 31, 2021	Five Years Ended December 31, 2021	Since Inception (01/10/2012)
AZL MVP Growth Index Strategy Fund	16.40%	9.77%	9.22%
S&P 500 Index*	28.71%	18.47%	16.27%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	2.91%
Growth Composite Index*	20.63%	14.96%	13.05%

*	Reflects no deduction for fees, expenses, or taxes.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
36

Fund Summariess	AZL® MVP Growth Index Strategy Fund

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund. The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; Brian Mong, CFA, portfolio manager, since April 2020; Darin Egbert, CFA, portfolio manager, since April 2020; and Josiah Highmark, Assistant Vice President, since January 2022.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
37

Fund Summaries	AZL® MVP Moderate Index Strategy Fund

AZL® MVP MODERATE INDEX STRATEGY FUND

Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	0.57%

Total Annual Fund Operating Expenses	0.70%

Others
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in a combination of five underlying index funds:

Fund	Target Allocation
AZL Enhanced Bond Index Fund	38%
AZL S&P 500 Index Fund	28.5%
AZL International Index Fund	15%
AZL Mid Cap Index Fund	9%
AZL Small Cap Stock Index Fund	4.5%
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC; the other four underlying funds are equity index funds, subadvised by BlackRock Investment Management, LLC. Therefore,

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
38

Fund Summaries	AZL® MVP Moderate Index Strategy Fund

under normal market conditions, the Fund will allocate approximately 60% of its assets in the underlying equity index funds and approximately 40% of its assets in the underlying bond index fund. These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The AZL Enhanced Bond Index Fund under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index (the “Index”). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The subadviser of the AZL Enhanced Bond Index Fund uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the Index, with the investment objective of seeking to exceed the total return of the Index.
The AZL S&P 500 Index Fund under normal circumstances invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
The AZL Mid Cap Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The AZL Small Cap Stock Index Fund under normal market conditions invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company’s outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The AZL International Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
39

Fund Summaries	AZL® MVP Moderate Index Strategy Fund

performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the Underlying Fund allocations or under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.

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Fund Summaries	AZL® MVP Moderate Index Strategy Fund

Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Index Fund Risk – Certain of the Underlying Funds does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund’s performance.
Selection Risk – Because the AZL Enhanced Bond Index Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Capitalization Risk – Investing in small- to mid‑sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
European Investment Risk – Investments in certain countries in the European Union (the “EU”) are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member countries to further unify their economic and monetary policies may increase the potential for the downward movement of one member country’s market to cause a similar effect on other member countries’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the exit of the United Kingdom (known as “Brexit”), could place its currency and banking system in jeopardy. An exit by other member countries could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

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Fund Summaries	AZL® MVP Moderate Index Strategy Fund

Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Leveraging Risk – Certain Underlying Funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on a fund’s returns.
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Portfolio Turnover Risk – A fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
Privately Placed Securities Risk – Certain Underlying Funds may invest in privately placed securities, which are subject to resale restrictions.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Collateralized Debt Obligations Risk – In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

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Fund Summaries	AZL® MVP Moderate Index Strategy Fund

LIBOR Transition Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP Invesco Equity and Income Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.
Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q4, 2020)	10.04%
Lowest (Q1, 2020)	-11.56%

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL® MVP Moderate Index Strategy Fund

Average Annual Total Returns

	One Year Ended	Five Years Ended	Since Inception
	December 31, 2021	December 31, 2021	(01/10/2012)
AZL MVP Moderate Index Strategy Fund	12.46%	8.78%	8.58%
S&P 500 Index*	28.71%	18.47%	16.27%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	2.91%
Moderate Composite Index*	15.96%	12.78%	11.07%
*	Reflects no deduction for fees, expenses, or taxes.

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.
The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; Brian Mong, CFA, portfolio manager, since April 2020; Darin Egbert, CFA, portfolio manager, since April 2020; and Josiah Highmark, Assistant Vice President, since January 2022.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

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Fund Summaries	AZL® DFA Multi-Strategy Fund

AZL® DFA MULTI-STRATEGY FUND

Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.05%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.88%

Total Annual Fund Operating Expenses	0.95%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing primarily in a combination of four underlying funds, subadvised by Dimensional Fund Advisors LP (the “Subadviser”):

Fund	Target Allocation
AZL DFA Five-Year Global Fixed Income Fund	40%
AZL DFA U.S. Core Equity Fund	38%
AZL DFA U.S. Small Cap Fund	10%
AZL DFA International Core Equity Fund	12%
The AZL DFA Five-Year Global Fixed Income Fund is a bond index fund, and the other four underlying funds are equity funds. Therefore, under normal market conditions, the Fund will allocate approximately 60% of its assets in the underlying equity funds and approximately 40% of its assets in the underlying bond fund. These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL® DFA Multi-Strategy Fund

The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
AZL DFA Five-Year Global Fixed Income Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value. The fund seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The fund primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Subadviser expects that most investments will be made in the obligations of issuers which are in developed countries. The fixed income securities in which the fund invests are considered investment grade at the time of purchase as rated by at least one major rating agency, or determined by the Subadviser to be of similar quality. Under normal market conditions, the fund intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non‑fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.
AZL DFA U.S. Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities of U.S. companies. The fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and/or higher profitability companies as compared to their representation in the U.S. Universe. The Subadviser generally defines the U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the U.S. Universe it represents) of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Subadviser. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of U.S. companies.
AZL DFA U.S. Small Cap Fund seeks long-term capital appreciation. The fund, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small‑cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small‑cap company, the greater its representation in the fund. Under normal circumstances, the fund will invest at least 80% of its net assets in securities of small‑cap U.S. companies.
AZL DFA International Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities of non‑U.S. companies in developed markets. The fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and/or higher profitability companies as compared to their representation in the International Universe. For purposes of this fund, the Subadviser defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the International Universe it represents) of non‑U.S. companies in developed markets that have been authorized as approved markets for investment by the Subadviser’s Investment Committee. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL® DFA Multi-Strategy Fund

Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the overall asset allocation among equity funds and fixed income funds or the under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Selection Risk – Because each underlying fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
Capitalization Risk – Investing in small- to mid‑sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Futures Risk – The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL® DFA Multi-Strategy Fund

governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on a fund’s returns.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Portfolio Turnover Risk – A fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Profitability Investment Risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause a fund to, at times, underperform equity funds that use other investment strategies.
Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Financials Sector Risk – The performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which a fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact a fund.
Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of a fund’s portfolio.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL® DFA Multi-Strategy Fund

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Prior to April 27, 2015, the Fund was managed pursuant to different investment strategies and known as the AZL Growth Index Strategy Fund. Consequently, the performance information shown below for periods prior to April 27, 2015, reflects the Fund’s prior investment strategies and not its current investment strategies.
Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q2, 2020)	12.96%
Lowest (Q1, 2020)	-15.67%
Average Annual Total Returns

	One Year Ended	Five Years Ended	Ten Years Ended
	December 31, 2021	December 31, 2021	December 31, 2021
AZL DFA Multi-Strategy Fund	13.81%	9.25%	9.47%
S&P 500 Index*	28.71%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	2.90%
Moderate Composite Index*	15.96%	12.78%	11.22%

*	Reflects no deduction for fees, expenses, or taxes.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL® DFA Multi-Strategy Fund

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.
The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; Brian Mong, CFA, portfolio manager, since October 2016; and Darin Egbert, CFA, portfolio manager, since April 2020.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

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50

Fund Summaries	AZL® MVP Global Balanced Index Strategy Fund

AZL® MVP GLOBAL BALANCED INDEX STRATEGY FUND

Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	0.66%

Total Annual Fund Operating Expenses	0.79%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

Investments, Risks, and Performance
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in a combination of three underlying funds:

Fund	Target Allocation
AZL MSCI Global Equity Index Fund	42.5%
AZL MSCI Emerging Markets Equity Index Fund	5%
AZL Enhanced Bond Index Fund	47.5%
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

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Fund Summaries	AZL® MVP Global Balanced Index Strategy Fund

These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions. The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the underlying fund target allocations using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund to the target allocations. Generally, the actual allocations will not be more than 10% above or below the targets.
The AZL Enhanced Bond Index Fund, which is subadvised by BlackRock Financial Management, Inc., seeks to exceed the total return of the Bloomberg U.S. Aggregate Bond Index (the “Index”). Under normal circumstances, it invests in a combination of securities with an overall weighting close to the capitalization weights of its Index. Under normal market conditions, it invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, it invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The subadviser of the AZL Enhanced Bond Index Fund uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the Index, with the investment objective of seeking to exceed the total return of the Index.
The AZL MSCI Global Equity Index Fund, which is subadvised by BlackRock Investment Management, LLC, seeks to match the performance of the MSCI World Index as closely as possible. Under normal circumstances, it generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of its underlying index and in depositary receipts representing securities of its underlying index.
The AZL MSCI Emerging Markets Equity Index Fund, which is subadvised by BlackRock Investment Management, LLC, seeks to match the performance of the MSCI Emerging Markets Index as closely as possible. It generally invests at least 90% of its net assets in the securities of its underlying index and in depositary receipts representing securities in its underlying index. It may invest the remainder of its assets in other securities, including securities not in its Index, but which the subadviser believes will help it track its underlying index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its underlying index, as well as cash and cash equivalents.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid.
The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 10% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL® MVP Global Balanced Index Strategy Fund

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the Underlying Fund allocations or under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash

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Fund Summaries	AZL® MVP Global Balanced Index Strategy Fund

held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Selection Risk – Because AZL Enhanced Bond Index Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Index Fund Risk – Certain of the Underlying Funds does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund’s performance.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less

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Fund Summaries	AZL® MVP Global Balanced Index Strategy Fund

available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Risks of Investing in China – Investments in companies located or operating in China, including Hong Kong, involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy. Certain securities issued by companies located or operating in China are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, or as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. The inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Leveraging Risk – Certain Underlying Funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Capitalization Risk – Investing in small- to mid‑sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Financials Sector Risk – The performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which a fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact a fund.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on a fund’s returns.
Privately Placed Securities Risk – Certain Underlying Funds may invest in privately placed securities, which are subject to resale restrictions.
Portfolio Turnover Risk – A fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.

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Fund Summaries	AZL® MVP Global Balanced Index Strategy Fund

Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Focused Investments Risk – Certain underlying funds may invest in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of a fund’s portfolio.
Collateralized Debt Obligations Risk – In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
LIBOR Transition Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the MSCI World Index. The Fund’s performance also is compared to the returns of the MSCI Emerging Markets Index, the Bloomberg U.S. Aggregate Bond Index, and the Global Balanced Composite Index, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. The Global Balanced Composite Index is composed of the MSCI World Index (45%), MSCI Emerging Markets Index (5%), and Bloomberg U.S. Aggregate Bond Index (50%).
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Prior to November 15, 2019, the Fund was managed pursuant to different investment strategies and known as the AZL MVP BlackRock Global Strategy Plus Fund, and prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP BlackRock Global Allocation Fund. Consequently, the performance information shown below for prior periods reflects the Fund’s prior investment strategies and not its current investment strategies.

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Fund Summaries	AZL® MVP Global Balanced Index Strategy Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q4, 2020)	7.56%
Lowest (Q1, 2020)	-8.93%
Average Annual Total Returns

	One Year Ended	Five Years Ended	Since Inception
	December 31, 2021	December 31, 2021	(01/10/2012)
AZL MVP Global Balanced Index Strategy Fund	8.05%	7.30%	6.06%
MSCI World Index*	22.35%	15.64%	13.11%
MSCI Emerging Markets Index*	-2.22%	10.26%	5.51%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	2.91%
Global Balanced Composite Index*	8.76%	9.69%	7.86%

*	Reflects no deduction for fees, expenses, or taxes.

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.
The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since April 2015, Brian Mong, CFA, portfolio manager, since October 2016; Darin Egbert, CFA, portfolio manager, since April 2020, and Josiah Highmark, Assistant Vice President, since January 2022.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
57

Fund Summaries	AZL® MVP DFA Multi-Strategy Fund

AZL® MVP DFA MULTI-STRATEGY FUND

Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.09%
Acquired Fund Fees and Expenses(1)	0.84%

Total Annual Fund Operating Expenses	1.13%
Fee Waiver and Expense Reimbursement(2)(3)	-0.15%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)(3)	0.98%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(2)
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.10% through at least April 30, 2023, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

(3)
The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.15% through at least April 30, 2023, after which the expense limitation agreement may be terminated for any reason by the Fund at any time or by the Manager on 30 days written notice to the Fund. Amounts contractually waived or reimbursed under the expense limitation agreement in a particular fiscal year may be recouped by the Manager within the next three fiscal years to the extent that recoupment will not cause the Fund’s expenses to exceed the lesser of any applicable limits in effect (i) at the time of the original waiver and (ii) at the time of such reimbursement, as supported by standard accounting practices.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver and expense reimbursement agreements for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$344	$608	$1,361
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
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Fund Summaries	AZL® MVP DFA Multi-Strategy Fund

Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in a combination of four underlying funds, subadvised by Dimensional Fund Advisors LP (the “Subadviser”):

Fund	Target Allocation
AZL DFA Five-Year Global Fixed Income Fund	38%
AZL DFA U.S. Core Equity Fund	35%
AZL DFA U.S. Small Cap Fund	10%
AZL DFA International Core Equity Fund	12%
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
The AZL DFA Five-Year Global Fixed Income Fund is a bond index fund, and the other four underlying funds are equity funds. Therefore, under normal market conditions, the Fund will allocate approximately 60% of its assets in the underlying equity funds and approximately 40% of its assets in the underlying bond fund. These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
AZL DFA Five-Year Global Fixed Income Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value. The fund seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The fund primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Subadviser expects that most investments will be made in the obligations of issuers which are in developed countries. The fixed income securities in which the fund invests are considered investment grade at the time of purchase as rated by at least one major rating agency, or determined by the Subadviser to be of similar quality. Under normal market conditions, the fund intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non‑fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.
AZL DFA U.S. Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities of U.S. companies. The fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and/or higher profitability companies as compared to their representation in the U.S. Universe. The Subadviser generally defines the U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the U.S. Universe it represents) of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Subadviser. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of U.S. companies.
AZL DFA U.S. Small Cap Fund seeks long-term capital appreciation. The fund, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small‑cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher

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Fund Summaries	AZL® MVP DFA Multi-Strategy Fund

the relative market capitalization of the U.S. small‑cap company, the greater its representation in the fund. Under normal circumstances, the fund will invest at least 80% of its net assets in securities of small‑cap U.S. companies.
AZL DFA International Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities of non‑U.S. companies in developed markets. The fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and/or higher profitability companies as compared to their representation in the International Universe. For purposes of this fund, the Subadviser defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the International Universe it represents) of non‑U.S. companies in developed markets that have been authorized as approved markets for investment by the Subadviser’s Investment Committee. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the Underlying Fund allocations or under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing

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Fund Summaries	AZL® MVP DFA Multi-Strategy Fund

supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Selection Risk – Because each underlying fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
Capitalization Risk – Investing in small- to mid‑sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

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Fund Summaries	AZL® MVP DFA Multi-Strategy Fund

Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on a fund’s returns.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Portfolio Turnover Risk – A Fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Profitability Investment Risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause a fund to, at times, underperform equity funds that use other investment strategies.

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Fund Summaries	AZL® MVP DFA Multi-Strategy Fund

Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Financials Sector Risk – The performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which a fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact a fund.
Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of a fund’s portfolio.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q4, 2020)	10.97%
Lowest (Q1, 2020)	-13.30%

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Fund Summaries	AZL® MVP DFA Multi-Strategy Fund

Average Annual Total Returns

	One Year Ended	Five Years Ended	Since Inception
	December 31, 2021	December 31, 2021	(04/27/2015)
AZL MVP DFA Multi-Strategy Fund	13.74%	7.61%	6.19%
S&P 500 Index*	28.71%	18.47%	15.18%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	2.87%
Moderate Composite Index*	15.96%	12.78%	10.50%

*	Reflects no deduction for fees, expenses, or taxes.

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.
The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since April 2015, Brian Mong, CFA, portfolio manager, since October 2016; Darin Egbert, CFA, portfolio manager, since April 2020, and Josiah Highmark, Assistant Vice President, since January 2022.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

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Fund Summaries	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

AZL® MVP FIDELITY INSTITUTIONAL ASSET MANAGEMENT® MULTI-STRATEGY FUND

Investment Objective
The Fund seeks a high level of current income while maintaining prospects for capital appreciation.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses(1)	0.68%

Total Annual Fund Operating Expenses	0.82%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$84	$262	$455	$1,014
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in an underlying fund, the AZL Fidelity Institutional Asset Management® Multi-Strategy Fund, managed by the underlying fund’s Subadviser, FIAM LLC. Under normal market conditions, the underlying fund seeks to achieve its objective by investing in a combination of two strategies. Approximately 60% of the underlying fund’s assets will be invested primarily in investment-grade debt securities (the “Fixed-Income Strategy”), and approximately 40% of the underlying fund’s assets will be invested primarily in large cap common stocks (the “Equity Strategy”). The percentage allocations to each strategy will be monitored regularly by the underlying fund’s Manager, but generally will not exceed plus or minus 3% of the 60%/40% allocation.
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

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Fund Summaries	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying fund. Approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 8% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying fund. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.
The Underlying Fund’s Fixed-Income Strategy
Under normal market conditions, the strategy will invest at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Such investments include corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts. A portion of the investments may not be publically traded. The Subadviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the strategy and selecting its investments and manages the strategy to have similar overall interest rate risk to the index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non‑agency).
The Subadviser considers other factors when selecting strategy investments, including the credit quality of the issuer, security-specific features and the Subadviser’s assessment of whether the investment is undervalued. In managing the strategy’s exposure to various risks, including interest rate risk, the Subadviser considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, and internal views of potential future market conditions.
The strategy’s assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the Subadviser’s view of the relative value of each sector or maturity.
The strategy’s assets may be invested in securities of foreign issuers, denominated in U.S. dollars or in local currency, in addition to securities of domestic issuers.
The strategy may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the strategy does not own the assets, instrument or components underlying the derivative instruments. Depending on the Subadviser’s outlook and market conditions, the strategy may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.
The strategy also may invest up to 20% of its assets in lower-quality debt securities, sometimes called “junk bonds.”

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Fund Summaries	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

To earn additional income for the strategy, the Subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs.
The Underlying Fund’s Equity Strategy
The Subadviser normally invests at least 80% of the strategy’s assets in common stocks included in the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.
The Subadviser will also invest in securities of issuers that are not part of the S&P 500® Index. The Subadviser considers the strategy’s security, industry, and market capitalization weightings relative to the index. In buying and selling securities for the strategy, the Subadviser seeks to outperform the S&P 500® Index by, in general, quantitatively evaluating factors such as historical valuation, momentum, profitability, and other factors. The portfolio managers incorporate these analyses using a proprietary program to construct the optimal portfolio holdings and further manage benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.
The Subadviser may invest the strategy’s assets in securities of foreign issuers in addition to securities of domestic issuers.
The Subadviser may also use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the strategy’s exposure to changing security prices or other factors that affect security values.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the Underlying Fund allocations or under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

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Fund Summaries	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Selection Risk – Because the underlying fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

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Fund Summaries	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Privately Placed Securities Risk – The Underlying Fund may invest in privately placed securities, which are subject to resale restrictions.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Leveraging Risk – The Underlying Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Security Quality Risk (also known as “High Yield Risk” or “Junk Bond Risk”) A fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as “high-yield risk” or “junk bond risk.”

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Fund Summaries	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Underlying fund’s returns.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
Portfolio Turnover Risk– The Fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five year and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Income & Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (40%) and the Bloomberg U.S. Aggregate Bond Index (60%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP Franklin Templeton Founding Strategy Plus Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

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Fund Summaries	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q1, 2019)	6.54%
Lowest (Q3, 2015)	-7.81%
Average Annual Total Returns

	One Year Ended	Five Years Ended	Since Inception
	December 31, 2021	December 31, 2021	(04/30/2012)
AZL Fidelity Institutional Asset Management Multi-Strategy Index Strategy Fund	11.07%	8.48%	6.44%
S&P 500 Index*	28.71%	18.47%	15.81%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	2.85%
Income & Growth Composite Index*	9.91%	9.78%	8.17%

*	Reflects no deduction for fees, expenses, or taxes.

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.
The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since April 2015, Brian Mong, CFA, portfolio manager, since October 2016; Darin Egbert, CFA, portfolio manager, since April 2020, and Josiah Highmark, Assistant Vice President, since January 2022.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

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Fund Summaries	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

AZL® MVP T. ROWE PRICE CAPITAL APPRECIATION PLUS FUND

Investment Objective
The Fund seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.

Fees and Expenses
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.75%

Total Annual Fund Operating Expenses	0.87%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Investments, Risks, and Performance
Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective primarily by investing approximately 95% of its assets in a combination of three underlying funds:

Fund	Target Allocation
AZL T. Rowe Price Capital Appreciation Fund	50%
AZL S&P 500 Index Fund	27%
AZL Enhanced Bond Index Fund	18%
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

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Fund Summaries	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions. The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the underlying fund target allocations using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund to the target allocations. Generally, the actual allocations will not be more than 10% above or below the targets.
The “Plus” within the Fund’s name refers to the combination of the underlying AZL T. Rowe Price Capital Appreciation Fund with complementary exposure to the two underlying index funds that seeks to provide the Fund with a broad and diverse exposure across both equity and fixed income markets.
The AZL T. Rowe Price Capital Appreciation Fund, which is subadvised by T. Rowe Price Associates, Inc., and sub‑subadvised by T. Rowe Price Investment Management, Inc. (together, the “Subadviser”), seeks long term capital appreciation with preservation of capital as an important intermediate-term objective. The underlying fund normally invests at least 50% of its total assets in the common stocks of established U.S. companies that the Subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, mortgage- and asset-backed securities, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the fund’s objective. The fund may invest up to 25% of its total assets in foreign securities, which may be denominated in U.S. or non‑U.S. dollars.
The AZL S&P 500 Index Fund, which is subadvised by BlackRock Investment Management, LLC, seeks to match the total return of the Standard & Poor’s 500 Index. Under normal circumstances, it invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
The AZL Enhanced Bond Index Fund, which is subadvised by BlackRock Financial Management, Inc., seeks to exceed the total return of the Bloomberg U.S. Aggregate Bond Index. Under normal circumstances, it invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index (the “Index”). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The subadviser of the AZL Enhanced Bond Index Fund uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the Index, with the investment objective of seeking to exceed the total return of the Index.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.

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Fund Summaries	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the Underlying Fund allocations or under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager

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Fund Summaries	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks associated with the underlying funds include:
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Selection Risk – If an underlying fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Index Fund Risk – Certain of the Underlying Funds does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund’s performance.
Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
Capitalization Risk – Investing in small- to mid‑sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Focused Investments Risk – Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of a fund’s portfolio.
Bank Loan Risk – To the extent a fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. A fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower, and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.
Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Security Quality Risk (also known as “High Yield Risk” or “Junk Bond Risk”) A fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as “high-yield risk” or “junk bond risk.”

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Fund Summaries	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, reduced liquidity, and differences in social and economic developments or policies.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Options Risk – To the extent a fund uses options, it is exposed to additional volatility and potential losses. Writing call options exposes a fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the fund.
Leveraging Risk – A Underlying Funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on a fund’s returns.
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Privately Placed Securities Risk – A Underlying Funds may invest in privately placed securities, which are subject to resale restrictions.
Portfolio Turnover Risk – A fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
Collateralized Debt Obligations Risk – In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized

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Fund Summaries	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

statistical rating organization; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
LIBOR Transition Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP T. Rowe Price Capital Appreciation Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.
Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q1, 2019)	9.20%
Lowest (Q1, 2020)	-9.39%

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Fund Summaries	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Average Annual Total Returns

	One Year Ended	Five Years Ended	Since Inception
	December 31, 2021	December 31, 2021	(01/10/2014)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	17.04%	11.50%	10.06%
S&P 500 Index*	28.71%	18.47%	14.87%
Bloomberg U.S. Aggregate Bond Index*	-1.54%	3.57%	3.29%
Moderate Composite Index*	15.96%	12.78%	10.43%
*	Reflects no deduction for fees, expenses, or taxes.

Management
Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.
The Fund’s portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since April 2015, Brian Mong, CFA, portfolio manager, since October 2016; Darin Egbert, CFA, portfolio manager, since April 2020, and Josiah Highmark, Assistant Vice President, since January 2022.
For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 79 in this prospectus.

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Fund Summaries	Tax Information and Financial Intermediary Compensation

TAX INFORMATION
Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the “Contracts”). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

FINANCIAL INTERMEDIARY COMPENSATION
Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary’s website for more information.

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More About the Funds	Overview

MORE ABOUT THE FUNDS

OVERVIEW
This prospectus provides information about 12 mutual funds (the “Funds”) that are series of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”). The prospectus summarizes key information about the Funds, including information regarding the investment objectives, strategies and risks and performance and fees for all the Funds. Each Fund’s investment objective can be changed without shareholder approval. Use this information to compare the Funds with other mutual funds. Although the Fund’s direct shareholders are the insurance company separate accounts that invest assets on behalf of their contract holders, “you” and “your” refer to the contract holders who invest in the Funds indirectly through their variable annuity contracts (the “Contracts”).
Each Fund is a diversified open‑end fund and a series of the Trust. Each Fund is a “fund of funds” and diversifies its assets by investing primarily in the shares of other affiliated underlying mutual funds. The Funds may also invest in unaffiliated mutual funds. Each Fund may also invest directly in equity, debt and derivative securities, subject to each Fund’s investment objective, strategies and policies, as set forth in this prospectus or in the Statement of Additional Information (“SAI”). Each Fund currently offers one share class.
The Manager may recommend additional or different underlying funds for investment by any of the Funds, without seeking the approval of shareholders.
Unless otherwise indicated, any percentage limitation on a Fund’s holdings set forth in the prospectus is applied only when that particular type of security is purchased. In the case of illiquid investments, if the limitation (15%) is exceeded, the Fund will take appropriate steps to bring the aggregate amount of illiquid investments below the limit as soon as possible.
The Funds are not expected to engage in active and frequent trading of portfolio securities, although certain underlying funds may.
This prospectus is designed to help you make informed decisions about one of the investments available under your Contract. You will find details about how your Contract works in your Contract prospectus.
In addition to the information about the Funds in the summaries, investors should consider the following information about the Funds.
Temporary Defensive Positions
For temporary defensive purposes, each Fund may invest up to 100% of net assets in cash, investment-grade, short-term debt instruments, such as government, corporate, and money market securities, bank certificates of deposit, prime commercial paper, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objectives. The Manager also may allocate a Fund’s assets outside of the target ranges specified in this Prospectus when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

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More About the Funds	The AZL FusionSM Funds

THE AZL FUSIONSM FUNDS
AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Conservative Fund
AZL MVP FusionSM Moderate Fund

General
“Fusion” is a branding term that refers to the “fusion” of the Manager’s investment process with research in the form of statistical and factual information coupled with broadly diversified asset classes and investment managers to build a comprehensive portfolio. The Manager determines what securities should be purchased or sold by the Funds and regularly advises the Funds with regard to investing in, purchasing, or selling securities. The Manager makes investment decisions based on many factors, one of which is research provided by Wilshire Associates Incorporated (“Wilshire”). Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Funds’ asset allocations among the Fusion Underlying Funds by providing portfolio modeling and statistical analysis. Wilshire does not have advisory authority with regard to the Funds and does not effect any portfolio transactions. The Funds’ portfolios are managed by and investment decisions are made by the Manager.
The AZL Fusion Funds are distinguished primarily on the basis of relative allocations among equity, fixed income and derivative securities. The terms “Conservative,” “Balanced,” and “Moderate” are commonly used terms describing the risk profile and equity allocation of each Fund. The AZL MVP Fusion Conservative Fund allocates approximately 25%‑45% of its assets to equity funds and approximately 55%‑75% to fixed income funds. The AZL MVP Fusion Balanced Fund allocates approximately 40%‑60% of assets to equity funds and approximately 40%‑60% to fixed income funds. The AZL MVP Fusion Moderate Fund allocates approximately 50%‑70% of assets to equity funds and approximately 30%‑50% to fixed income funds. The AZL Fusion Funds utilize the MVP risk management process as described in the section “More about the Funds – The AZL MVP Funds,” later in this prospectus.
In selecting an AZL Fusion Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances.

Investment Strategies
The Manager’s principal investment strategies for the AZL Fusion Funds may also include:

(1)
Utilizing a strategic asset allocation process, developed from information provided by Wilshire, to help determine appropriate asset allocations among the Fusion Permitted Underlying Investments according to each Fund’s investment objective.

(2)	Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund’s asset allocation consistent with each Fund’s investment objective.

(3)	Investing in futures and options, and other similar securities, and in cash and cash equivalents to reduce the potential volatility of each Fund’s investment performance, or to gain equity exposure.
The asset allocation in each Fund’s investment strategy should approximate the target allocation mix over longer investment periods. However, asset allocations for each Fund do not restrict the Manager from allocating Fund assets outside its target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.
The currently available Fusion Underlying Funds are advised or subadvised by the Manager or an affiliate of the Manager and include all of the investment portfolios offered by the Allianz Variable Insurance Products Trust. Please see the section entitled “Management – The Manager” below for further information regarding the Manager’s affiliation with certain Fusion Underlying Funds.

Information About the Fusion Permitted Underlying Investments
The Fusion Permitted Underlying Investments include the Fusion Underlying Funds, mutual funds that are managed by the Manager or an affiliate of the Manager, and may include other types of investments, including unaffiliated mutual funds, and affiliated and unaffiliated unregistered investment pools. Each of the Fusion Underlying Funds is categorized into one of the following asset classes according to its investment objective and investment strategies: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, Specialty, Bonds, and Cash Equivalent. Each Fund

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may invest in, but is not limited to, Fusion Underlying Funds in any of these asset classes. Under applicable regulations, the Funds are also permitted to invest directly in equity and debt securities and derivatives. In accordance with their investment objectives and principal investment strategies, the Fusion Underlying Funds invest in equity securities, bonds, and other investments that are consistent with their asset class category. The following lists the Fusion Underlying Funds by asset class. Each Fund may invest in these Fusion Underlying Funds as provided in its asset allocation mix. In the future, the Funds may invest in Fusion Permitted Underlying Investments that are not listed below, at the discretion of the Manager, in order to further diversify each Fund. The Fusion Permitted Underlying Investments in which the Funds invest may be changed at any time based on the portfolio management team’s judgment.

Asset Classes	Fusion Underlying Funds
Small Cap (Equity)
Seeks maximum capital appreciation, primarily by investing in small-capitalization companies, generally less than $5 billion market value. Investments in these types of companies include considerable risk and volatility.
AZL DFA U.S. Small Cap Fund AZL Small Cap Stock Index Fund
Mid Cap (Equity)
Seeks growth by investing in mid‑capitalization companies, generally between $1.0 billion and $12 billion in market value. Investments in these types of companies include a considerable amount of risk.
AZL Mid Cap Index Fund
Large Growth (Equity)
Seeks growth by investing in large-capitalization companies, generally in excess of $10 billion in market value. Growth investing generally seeks companies that are growing earnings and sales more quickly than their peers.
AZL Russell 1000 Growth Index Fund
Large Blend (Equity)
Seeks to invest in established companies with solid earnings prospects and market liquidity. These investments generally invest in growth and value stocks or stocks with growth and value characteristics, offering diversification across market sectors)
AZL DFA U.S. Core Equity Fund AZL S&P 500 Index Fund
Large Value (Equity)
Seeks growth through large-capitalization stocks with lower than average price, as measured by either price‑to‑book or price‑to‑earnings ratios. Value investing generally seeks companies that are considered to be undervalued and have the potential for capital appreciation.
AZL Russell 1000 Value Index Fund
International Equity (Equity)
Invests in assets of companies around the world, including emerging markets. Because of fluctuations in value of various currencies and the political and economic uncertainties of foreign countries, international investments involve greater levels of risk and volatility.
AZL DFA International Core Equity Fund AZL International Index Fund AZL MSCI Emerging Markets Equity Index Fund AZL MSCI Global Equity Index Fund
Specialty/Other (Equity and Fixed Income)	AZL Fidelity Institutional Asset Management® Multi‑Strategy Fund AZL Gateway Fund AZL T. Rowe Price Capital Appreciation Fund

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Asset Classes	Fusion Underlying Funds
Bonds (Fixed Income)
Typically invests at least 70% of their assets in a mixture of corporate and government bonds with primary focus on intermediate-term bonds. These bonds have an average duration from 2 to 8 years or an average effective maturity from 4 to 10 years.

AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL MetWest Total Return Bond Fund
AZL AZL Fidelity Institutional Asset Management® Total Bond Fund
PIMCO Income Portfolio
PIMCO Low Duration Portfolio
PIMCO Total Return Portfolio

Cash Equivalent (Fixed Income)
Any security that has the same properties as cash in terms of liquidity and risk. These instruments possess the highest liquidity of any security, and they are perceived as having a low risk of loss.
AZL Government Money Market Fund

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More About the Funds	The Underlying Funds

THE UNDERLYING FUNDS
Each of the Funds described in this prospectus is a fund of funds which invests primarily in the shares of other affiliated underlying funds. The following describes the investment objectives and the principal investment strategies of each of the underlying funds for the Funds (but not the AZL Fusion Funds, which are discussed under “More About the Funds – The AZL Fusion Funds” above). For reference, the following table identifies each such Fund and the underlying funds in which it invests.

Fund	Underlying Funds
AZL Balanced Index Strategy Fund	AZL Enhanced Bond Index Fund
AZL MVP Balanced Index Strategy Fund	AZL S&P 500 Index Fund
AZL MVP Growth Index Strategy Fund	AZL Mid Cap Index Fund
AZL MVP Moderate Index Strategy Fund	AZL Small Cap Stock Index Fund
AZL International Index Fund
AZL MVP Global Balanced Index Strategy Fund	AZL MSCI Emerging Markets Equity Index Fund
AZL MSCI Global Equity Index Fund
AZL Enhanced Bond Index Fund
AZL DFA Multi-Strategy Fund	AZL DFA International Core Equity Fund
AZL MVP DFA Multi-Strategy Fund	AZL DFA U.S. Small Cap Fund
AZL DFA U.S. Core Equity Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL Fidelity Institutional Asset Management® Multi‑Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL T. Rowe Price Capital Appreciation Fund AZL S&P 500 Index Fund AZL Enhanced Bond Index Fund
MSCI Emerging Markets Equity Index Fund
The Fund seeks to track the investment results, before the fees and expenses of the Fund, of the MSCI Emerging Markets Index (the “Underlying Index”), which is designed to measure equity market performance in the global emerging markets. The Underlying Index includes equity securities issued by issuers, which range in size between approximately $65 million and $531 billion as of February 28, 2022, although this range may change from time to time. As of February 28, 2022, the Underlying Index consisted of 25 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. As of February 28, 2022, China represented approximately 32% of the Underlying Index by weight. The Underlying Index may include large- or mid‑capitalization companies. With approximately 1,420 constituents as of February 28, 2022, the Underlying Index covers approximately 85% of the free float-adjusted market capitalization in each country. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.
The Subadviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after‑tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
The Subadviser uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment

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characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally invests at least 90% of its net assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which the Subadviser believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents.
The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.
The Underlying Index is calculated by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund, the Manager and the Subadviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
AZL DFA International Core Equity Fund
The Fund seeks long-term capital appreciation.
The Fund purchases a broad and diverse group of securities of non‑U.S. companies in developed markets with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the International Universe. For purposes of this Fund, the Subadviser defines the International Universe as a market capitalization weighted portfolio of non‑U.S. companies in developed markets. The Fund’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the Fund’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. An equity issuer is considered a value company primarily because its shares have a low price in relation to their book value. In assessing growth and value, the Subadviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Subadviser uses for assessing growth, value, or profitability are subject to change from time to time.
The Fund intends to purchase securities of companies associated with developed market countries that the Subadviser has designated as approved markets. As a non‑fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Subadviser of the Fund determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Fund to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Fund’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. Additionally, the Fund’s percentage allocation to all securities as compared to their representation in the International Universe may be modified after considering other factors the Subadviser determines to be appropriate given market conditions, such as free float, momentum, trading strategies, liquidity, size, value and profitability.
The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities or use derivatives for purposes of speculation or leveraging investment returns.

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AZL DFA U.S. Small Cap Fund
The Fund seeks long-term capital appreciation.
The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small‑cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small‑cap company, the greater its representation in the Fund. The Fund may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity, value, and profitability, as well as other factors that the Subadviser determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Subadviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Subadviser uses for assessing value or profitability are subject to change from time to time.
As a non‑fundamental policy, under normal circumstances, the Subadviser will invest at least 80% of its net assets in securities of small‑cap U.S. companies. As of the date of this Prospectus, for purposes of the Fund, the Subadviser considers small‑cap companies to be companies, at the time of purchase, whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Subadviser. Under the Subadviser’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2022, the market capitalization of a small‑cap company would be below approximately $10,142 million. This threshold will change due to market conditions.
The Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund.
AZL DFA U.S. Core Equity Fund
The Fund seeks long-term capital appreciation.
The Fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. Universe. The Subadviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Subadviser. The Fund’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the Fund’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because its shares have a high price in relation to its book value. An equity issuer is considered a value company primarily because its shares have a low price in relation to their book value. In assessing growth and value, the Subadviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Subadviser uses for assessing growth, value, or profitability are subject to change from time to time.
As a non‑fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. Additionally, the Fund’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the Subadviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity, size, value, and profitability.
The Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund.

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AZL DFA Five-Year Global Fixed Income Fund
The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value.
The Fund seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The Fund primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Subadviser of the Fund expects that most investments will be made in the obligations of issuers which are in developed countries. The fixed income securities in which the Fund invests are considered investment grade at the time of purchase. Under normal market conditions, the Fund intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non‑fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.
It is the policy of the Fund that the dollar-weighted average length of maturity of investments will not exceed five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Fund will focus investment in that longer-term area, otherwise, the Fund will focus investment in the shorter-term area of the eligible maturity range. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to five years from the date of settlement). The Fund is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.
The Subadviser will consider factors such as maturity, credit, anticipated transaction costs and market conditions when deciding whether to sell a security. Changes in expected term premium, including whether other investments present a more favorable expected term premium, may cause the portfolio to sell securities. If a security which was investment grade at the time of purchase subsequently is downgraded to below investment grade, the Subadviser may, but is not required to, sell the security. The term “expected term premium” means the anticipated relative return on investment for holding securities having longer-term maturities as compared to securities having shorter-term maturities.
Because many of the Fund’s investments will be denominated in foreign currencies, the Fund may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Fund between the date a foreign currency forward contract is entered into and the date it expires. The Fund does not intend to use derivatives for purposes of speculation or leveraging investment returns. The Fund may engage in frequent trading of portfolio securities and may have a high portfolio turnover rate. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate.
AZL Enhanced Bond Index Fund
The Fund seeks to exceed the total return of the Bloomberg U.S. Aggregate Bond Index.
The Fund generally invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index (the “Index”); however, the Fund’s investments may not replicate the portfolio weights of the Index at all times. Instead, the Subadviser may overweight or underweight securities in the Fund (relative to their weightings in the Index) in order to emphasize securities which have quantitative characteristics (such as above-average yield or below-average valuation) the Subadviser believes may enhance performance. The Fund may not invest in all of the bonds in the Index, or in the same weightings as in the Index. Because the Index typically includes securities not readily available in the market, the Fund may invest in bonds that are not included in the Index but that are selected to reflect as closely as practicable characteristics, such as maturity, duration, or credit quality, of bonds in the Index. This may result in different levels of interest rate, credit or other risks from the levels of risks on the securities included in the Index. The Fund may trade securities to the extent necessary to maintain the duration of certain

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segments of the portfolio close to the duration of corresponding segments of the Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non‑agency).
Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The Subadviser uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the index.
The Fund usually will invest a portion of its assets in mortgage-backed securities. Most mortgage-backed securities are issued by Federal government agencies, such as the Government National Mortgage Association (“Ginnie Mae”), or government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal National Mortgage Association (“Fannie Mae”). Principal and interest payments on mortgage-backed securities issued by the Federal government agencies may be guaranteed by either the Federal government or the government agency, but not all such securities issued by certain government agencies and by government sponsored enterprises are guaranteed by the U.S. government or backed by the full faith and credit of the United States.
The Fund also may invest in U.S. Treasury bills, notes and bonds and other “full faith and credit” obligations of the U.S. Government. The Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. “Agency” securities may not be backed by the “full faith and credit” of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. “Agency” obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.
Securities must be rated investment grade or better at the time of purchase. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the Fund’s assets may be invested in the securities of a single issuer.
The Fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The Fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The Fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities. The Fund may invest in non‑U.S. dollar denominated securities, but when it does, the Subadviser typically will hedge the foreign currency exposure to the U.S. dollar through the use of currency forwards or cash.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
AZL International Index Fund
The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible.
The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the MSCI EAFE Index.
The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings as the securities have in the index. The Fund’s Subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to those of the MSCI EAFE Index as a whole.

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AZL Mid Cap Index Fund
The Fund seeks to match the performance of the Standard & Poor’s MidCap 400® Index as closely as possible.
The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The S&P 400 Index is a market-weighted index composed of approximately 400 common stocks of medium‑sized U.S. companies in a wide range of businesses chosen by Standard & Poor’s based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of February 28, 2022, the market capitalizations of companies in the S&P 400 Index ranged from $1.4 billion to $17.9 billion.
The Fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings as the securities have in the index. The Fund’s Subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.
AZL MSCI Global Equity Index Fund
The Fund seeks to match the performance of the MSCI World Index as closely as possible.
The Fund seeks to track the investment results of the MSCI World Index (the “Underlying Index”), which is designed to measure the performance of equity securities in the top 85% of equity market capitalization, as calculated by the index provider, in certain developed market countries. The Underlying Index includes equity securities issued by issuers, which range in size between approximately $1.2 billion and $2.7 trillion as of February 28, 2022, although this range may change from time to time. As of February 28, 2022, the Underlying Index consisted of companies in the following 23 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States; the United States represented approximately 69% of the Underlying Index by weight. The Underlying Index may include large- or mid‑capitalization companies. With 1,539 constituents as of February 28, 2022, the Underlying Index covers approximately 85% of the free float-adjusted market capitalization in each country. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.
The Subadviser generally uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index.
The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
The Fund seeks a high level of current income while maintaining prospects for capital appreciation.
Under normal market conditions, the Fund seeks to achieve its objective by investing in a combination of two strategies, managed by the Subadviser, FIAM LLC. Approximately 60% of the Fund’s assets will be invested primarily in investment-grade fixed-income securities (the “Fixed-Income Strategy”), and approximately 40% of the Fund’s assets will be invested primarily in large cap common stocks (the “Equity Strategy”). The percentage allocations to each strategy will be monitored regularly by the Manager, but generally will not exceed plus or minus 3% of the 60%/40% allocation.
The Fixed-Income Strategy
Under normal market conditions, the strategy will invest at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Such investments include

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corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts. A portion of the investments may not be publically traded. The Subadviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the strategy and selecting its investments and manages the strategy to have similar overall interest rate risk to the index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non‑agency).
The Subadviser considers other factors when selecting strategy investments, including the credit quality of the issuer, security-specific features and the Subadviser’s assessment of whether the investment is undervalued. In managing the strategy’s exposure to various risks, including interest rate risk, the Subadviser considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, and internal views of potential future market conditions.
The strategy’s assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the Subadviser’s view of the relative value of each sector or maturity.
The strategy’s assets may be invested in securities of foreign issuers, denominated in U.S. dollars or in local currency, in addition to securities of domestic issuers.
The strategy may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the strategy does not own the assets, instruments or components underlying the derivative instruments. Depending on the Subadviser’s outlook and market conditions, the strategy may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.
The strategy also may invest up to 20% of its assets in lower-quality debt securities, sometimes called “junk bonds.”
To earn additional income for the strategy, the Subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs.
The Equity Strategy
The Subadviser normally invests at least 80% of the strategy’s assets in common stocks included in the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.
The Subadviser will also invest in securities of issuers that are not part of the S&P 500® Index. The Subadviser considers the strategy’s security, industry, and market capitalization weightings relative to the index. In buying and selling securities for the strategy, the Subadviser seeks to outperform the S&P 500® Index by, in general, quantitatively evaluating factors such as historical valuation, momentum, profitability, and other factors. The portfolio managers incorporate these analyses using a proprietary program to construct the optimal portfolio holdings and further manage benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.
The Subadviser may invest the strategy’s assets in securities of foreign issuers in addition to securities of domestic issuers.
The Subadviser may also use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the strategy’s exposure to changing security prices or other factors that affect security values.

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AZL S&P 500 Index Fund
The Fund seeks to match the total return of the Standard & Poor’s 500 Index.
The Subadviser normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index. The Subadviser attempts to have a correlation between the Fund’s performance and that of the S&P 500® Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.
The S&P 500® is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P® adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company’s total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.
In seeking to match the performance of the index, the Subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the Subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
AZL Small Cap Stock Index Fund
The Fund seeks to match the performance of the Standard & Poor’s SmallCap 600 Index.
The Subadviser normally invests in all of the stocks in the S&P SmallCap 600® Index in proportion to their weighting in the index.
Under normal market conditions, the Fund invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company’s outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The Subadviser attempts to have a correlation between the Fund’s performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.
The S&P SmallCap 600® Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $400 million and $2.1 billion, depending on index composition. S&P® adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.
In seeking to match the performance of the index, the Subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the Subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities.
AZL T. Rowe Price Capital Appreciation Fund
The Fund seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.
The Fund will normally invest at least 50% of its total assets in the common stocks of established U.S. companies that the Subadviser believes have above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, mortgage- and asset-backed securities, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund may invest up to 25% of its total assets in foreign securities.
The Fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the Subadviser buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund invests. Since the Subadviser attempts to prevent losses as well as achieve gains,

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the Subadviser typically uses a value approach in selecting investments. The Subadviser’s research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but the Subadviser believes has good prospects for capital appreciation. The Subadviser may establish relatively large positions in companies the Subadviser finds particularly attractive.
The Subadviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Subadviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case‑by‑case investment decisions, and the size of the Fund’s cash reserves may reflect the portfolio manager’s ability to find companies that meet valuation criteria rather than his market outlook.
The Fund may purchase bonds, convertible securities, mortgage and asset backed securities, and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund invests. The Fund may invest up to 30% of its total assets in below investment-grade debt securities (“junk bonds”) and bank loans. If a security is split-rated (i.e., rated investment-grade by at least one rating agency and noninvestment-grade by another rating agency), the higher rating will be used for purposes of this requirement. In addition, the Fund may invest up to 10% of its total assets in mortgage- and asset-backed securities. The Fund also writes (i.e., sells) call options, primarily in an effort to protect against downside risk or to generate additional income.
The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

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More About the Funds	The AZL® MVP Funds

THE AZL® MVP FUNDS
AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Conservative Fund
AZL MVP FusionSM Moderate Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP Global Balanced Index Strategy Fund
AZL® MVP DFA Multi-Strategy Fund
AZL® MVP Growth Index Strategy Fund
AZL® MVP Moderate Index Strategy Fund
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Under normal market conditions, each of the AZL MVP Funds will allocate approximately 5% of its assets to equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the AZL MVP Funds. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below defined levels on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. Each AZL MVP Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the AZL MVP Funds and limit the need to decrease or increase allocations to the respective underlying funds. As a result, the MVP process could cause the equity exposure of an AZL MVP Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the an MVP Fund for any particular period of time may be materially higher than the threshold volatility level. AN MVP Fund’s threshold volatility level is not a total return performance target. It is possible for an MVP Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.
Pursuant to the MVP risk management process, under normal market conditions, each AZL MVP Fund will allocate 5% of its respective net assets to futures, or to cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The 5% limit on assets allocated to futures within the MVP risk management process relates to the collateral and margin supporting the derivatives positions. The Manager is permitted to use other derivative securities, such as options, if the Manager believes that it is necessary to achieve the volatility reduction goals of the AZL MVP Funds and is in the best interests of the AZL MVP Funds. The risk management process is more likely to be implemented in AZL MVP Funds that have a greater allocation to equities.
Generally, the MVP risk management process will not reduce equity exposure during periods of moderate and low market volatility. However, during such conditions, each AZL MVP Fund may allocate a portion (generally, 5%) of its assets to futures for the purpose of gaining broad equity and fixed income exposure. This feature is intended to reduce the potential drag of the AZL MVP Funds’ cash position on portfolio performance during periods of moderate and low market volatility, and is not intended to provide leverage.
For temporary defensive purposes, during periods of high market volatility, the Manager may allocate up to 100% of assets to cash collateral to support futures; during such periods, an AZL MVP Fund may deviate, potentially substantially, from the underlying fund allocations otherwise described in its prospectus and may not be pursuing its principal investment strategies or achieve its investment objective.

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The Manager is relying on an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act with respect to the AZL MVP Funds. The terms of the CPO exclusion require the AZL MVP Funds, among other things, to adhere to certain limits on investments in commodity futures, commodity options and swaps, which in turn include non‑deliverable currency forward contracts, as further described in the SAI. To comply with the terms of the exclusion, an AZL MVP Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit investments in these types of instruments. In particular, during periods of high market volatility, an AZL MVP Fund’s allocation of assets to futures may be limited by the terms of the exclusion, and, as a result, the AZL MVP Fund may be unable to maintain volatility at or below the AZL MVP Fund’s defined level.

PRINCIPAL INVESTMENT RISKS
All of the Funds are funds of funds and are subject to the general risk associated with the allocation of their assets to particular underlying investments. The risks listed below are generally applicable to each Fund identified. Where a risk is considered to be a principal risk of a Fund, this is also noted.

Allocation Risk All of the Funds
The manner in which the Manager allocates assets may result in the Fund underperforming other funds with similar investment objectives. For those Funds where the Manager has limited discretion to allocate Fund assets among various underlying investments, the Fund’s allocation structure may cause the Fund to underperform other funds of funds with similar investment objectives. For those Funds where the Manager has discretion to allocate Fund assets among various underlying investments which represent different asset classes, each underlying investment is subject to different levels and combinations of risk, depending on the Fund’s exact asset allocation.

Futures Risk All of the AZL MVP Funds
Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. The Fund must segregate

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Futures Risk (continued)
liquid assets or take other appropriate measures to “cover” open positions in futures contracts to the extent the Fund’s obligations under the futures contracts are not covered through ownership of the underlying asset, rate or index. As the Fund transitions into compliance with the new regulatory framework prescribed by Rule 18f‑4 under the Investment Company Act of 1940 (the “1940 Act”), the Fund’s approach to asset segregation and coverage requirements may be impacted.

Fund of Funds Risk All of the Funds
The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

Quantitative Investing Risk All of the AZL MVP Funds
The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager will be successful in maintaining effective and operational trading models and the related hardware and software systems.

Volatility Risk All of the AZL MVP Funds
Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines

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Volatility Risk (continued)
in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain its volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low). The performance of the Fund’s futures positions may not correlate as intended with the Fund’s other investments; as a result, these futures contracts may decline in value at the same time as the Fund’s other investments decline in value. The Manager’s quantitative analysis used in the MVP process may perform differently than expected and may negatively affect performance and the ability of the Fund to maintain its volatility at or below its threshold volatility level for various reasons, including errors in using or building the models, technical issues implementing the models and various non‑quantitative factors (such as market or trading system dysfunctions, and investor fear or over-reaction).

The various underlying funds in which the Funds may invest present varying degrees of investment risk based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in a particular underlying fund.

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The risks listed below are principal risks of the underlying fund(s) in which each Fund invests. The underlying funds associated with each risk also are noted.

Bank Loan Risk • AZL MVP T. Rowe Price Capital Appreciation Plus Fund A principal risk of this underlying fund: • AZL T. Rowe Price Capital Appreciation Fund
The loans in which the Fund invests represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings, and the borrowing companies tend to have more debt than equity. Most, if not all, of the bank loans in which the fund invests will have a below investment-grade credit rating or not be rated by a major credit rating agency. The Fund may acquire bank loans directly through the lending agent, as an assignment from another lender who holds a direct interest in the loan, or as a participation interest in another lender’s portion of the loan. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Call Risk (also known as Prepayment Risk)

•  AZL Fusion Funds
•  AZL Index Strategy Funds
•  AZL MVP Global Balanced Index Strategy Fund
•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund
•  AZL MVP Moderate Index Strategy Fund
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL MetWest Total Return Bond Portfolio
•  PIMCO VIT Low Duration Portfolio
•  PIMCO VIT Income Portfolio

If interest rates fall, it is possible that issuers of callable securities held by the underlying fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in the underlying fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.

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Capitalization Risk

•  AZL DFA Multi-Strategy Funds
•  AZL Fusion Funds
•  AZL Index Strategy Funds
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL DFA International Core Equity Fund
•  AZL DFA U.S. Core Equity Fund
•  AZL DFA U.S. Small Cap Fund
•  AZL AZL Gateway Fund
•  AZL Mid Cap Index Fund
•  AZL MSCI Emerging Markets Equity Index Fund
•  AZL MSCI Global Equity Index Fund
•  AZL Small Cap Stock Index Fund
•  AZL T. Rowe Price Capital Appreciation Fund

To the extent the underlying fund invests significantly in small- or mid‑capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large-capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies’ securities and the underlying fund’s ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the underlying fund’s investments will rise and fall based on investor perception rather than economic factors.

Collateralized Debt Obligations Risk • AZL Index Strategy Funds A principal risk of these underlying funds: • AZL Enhanced Bond Index Fund
In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Convertible Securities Risk • AZL MVP T. Rowe Price Capital Appreciation Plus Fund A principal risk of these underlying funds: • AZL T. Rowe Price Capital Appreciation Fund
The values of the convertible securities in which the underlying fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying fund.

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Correlation Risk • AZL Fusion Funds A principal risk of this underlying fund: • AZL Gateway Fund	The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the Fund’s equity portfolio does not correlate to the index underlying its option positions.
Credit Risk

•  All of the Funds

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL Government Money Market Fund
•  AZL MetWest Total Return Bond Fund
•  AZL T. Rowe Price Capital Appreciation Fund
•  PIMCO VIT Low Duration Portfolio
•  PIMCO VIT Income Portfolio
•  PIMCO VIT Total Return Portfolio

Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely manner, reducing the fund’s return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and of the fund’s shares. The underlying fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Those underlying funds that are permitted to invest in municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Although the underlying fund invests only in high quality obligations, if an issuer fails to pay interest or repay principal, the value of the underlying fund’s assets could decline.

Currency Risk

•  All of the Funds

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL DFA International Core Equity Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL International Index Fund
•  AZL MSCI Emerging Markets Equity Index Fund
•  AZL MSCI Global Equity Index Fund
•  PIMCO VIT Low Duration Portfolio
•  PIMCO VIT Income Portfolio
•  PIMCO VIT Total Return Portfolio

Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the underlying fund’s investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the underlying fund.

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Depositary Receipt Risk

•  AZL Fusion Funds
•  AZL MVP Global Balanced Index Strategy Fund
•  AZL DFA Multi-Strategy Funds

A principal risk of these underlying funds:
•  AZL DFA International Core Equity Fund
•  AZL Gateway Fund
•  AZL MSCI Emerging Markets Equity Index Fund
•  AZL MSCI Global Equity Index Fund

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. Investing in these instruments may expose the Fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Derivatives Risk

•  All of the Funds

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL DFA International Core Equity Fund
•  AZL DFA U.S. Core Equity Fund
•  AZL DFA U.S. Small Cap Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL International Index Fund
•  AZL MetWest Total Return Bond Fund
•  AZL Mid Cap Index Fund
•  AZL MSCI Emerging Markets Equity Index Fund
•  AZL Russell 1000 Growth Index Fund
•  AZL Russell 1000 Value Index Fund
•  AZL S&P 500 Index Fund
•  AZL Small Cap Stock Index Fund
•  AZL T. Rowe Price Capital Appreciation Fund
•  PIMCO VIT Low Duration Portfolio
•  PIMCO VIT Income Portfolio
•  PIMCO VIT Total Return Portfolio

A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. Funds that invest in derivatives segregate cash or liquid securities, or both, to the extent that their obligations under the instrument (for example, forward contracts and futures that are required to “cash settle”) are not covered through ownership of the underlying security, financial instrument, or currency. As the funds transition into compliance with Rule 18f‑4 under the 1940 Act, the funds’ approach to asset segregation and coverage requirements may be impacted. The compliance date for the rule is August 19, 2022. As of that date, the funds will no longer engage in “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of Rule 18f‑4.

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Emerging Markets Risk

•  AZL Fusion Funds
•  AZL Index Strategy Funds
•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund

A principal risk of these underlying funds:
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL MetWest Total Return Bond Fund
•  AZL MSCI Emerging Markets Equity Index Fund
•  PIMCO VIT Low Duration Portfolio
•  PIMCO VIT Income Portfolio
•  PIMCO VIT Total Return Portfolio

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or

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Emerging Markets Risk (continued)
industries deemed sensitive to national interests. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Other risks of investing in emerging markets securities may include additional transaction costs, unexpected market closures, and lack of timely information.

Extension Risk

•  AZL Fusion Funds
•  AZL DFA Multi-Strategy Funds
•  AZL Index Strategy Funds
•  AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL MetWest Total Return Bond Fund
•  AZL T. Rowe Price Capital Appreciation Fund
When interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated, causing the value of the securities to fall.

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Financials Sector Risk • AZL DFA Multi-Strategy Funds A principal risk of these underlying funds: • AZL AZL DFA U.S. Small Cap Fund • AZL Russell 1000 Value Index Fund	Companies in the financials sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. Legislation in the U.S. has relaxed capital requirements and other regulatory burdens on certain U.S. banks; while the effect of the legislation may benefit certain companies in the financials sector, increased risk taking may also result in greater overall risk in the financials sector. The impact of changes in capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyberattacks, and may experience technology malfunctions and disruptions. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.
Focused Investment Risk

•  AZL MVP Global Balanced Index Strategy Funds
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL MSCI Emerging Markets Equity Index Fund
•  AZL T. Rowe Price Capital Appreciation Fund
Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the fund’s net asset value. Some of those issuers also may present substantial credit or other risks. The fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.

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Foreign Securities Risk

•  All of the Funds

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL DFA International Core Equity Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL Gateway Fund
•  AZL International Index Fund
•  AZL MetWest Total Return Bond Fund
•  AZL MSCI Emerging Markets Equity Index Fund
•  AZL MSCI Global Equity Fund
•  AZL T. Rowe Price Capital Appreciation Fund
•  PIMCO VIT Low Duration Portfolio
•  PIMCO VIT Income Portfolio
•  PIMCO VIT Total Return Portfolio
Because the fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the fund’s performance to fluctuate more than if it held only U.S. securities.
Risks of Investing in Japan

•  AZL Index Strategy Funds
•  AZL DFA Multi-Strategy Funds

A principal risk of these underlying funds:
•  AZL DFA International Core Equity Fund
•  AZL International Index Fund
Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, large government deficits, heavy dependence on international trade and oil and other commodity imports, an aging workforce and significant population decline, sometimes unpredictable national politics, political tensions with China, and natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis. Any of these concerns could negatively affect the value of Japanese investments.
Risks of Investing in China • AZL MVP Global Balanced Index Strategy Funds A principal risk of this underlying fund: • AZL MSCI Emerging Markets Equity Index Fund
Investments in companies located or operating in China, including Hong Kong, involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest

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Risks of Investing in China (continued)	rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy. Certain securities issued by companies located or operating in China, such as China A‑shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, or as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Export growth continues to be a major driver of China’s rapid economic growth; a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
European Investment Risk

•  AZL Balanced Index Strategy Fund
•  AZL MVP Balanced Index Strategy Fund
•  AZL MVP Growth Index Strategy Fund
•  AZL MVP Moderate Index Strategy Fund

A principal risk of these underlying funds:
•  AZL International Index Fund

European countries that are part of the European Economic and Monetary Union (the “EMU”), which is authorized to direct monetary policies, including policies related to money supply and interest rates for the euro, may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members, such as restrictions on inflation rates, deficits, interest rates and debt levels. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and the EU as a whole. Efforts of the EU to further unify the economic and monetary policies of its members may increase the potential interdependence of the economies of the EU members and thereby increase the risk that adverse developments in one country will adversely affect the securities of issuers located in other countries. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries, including EU member countries that do not use the euro and non‑EU member countries. Responses to the financial problems by European governments,

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European Investment Risk (continued)
central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The EU faces issues involving its membership, structure, procedures and policies. On January 31, 2020, the United Kingdom withdrew from the EU (known as “Brexit”). Although its long‑term effects remain uncertain, Brexit’s impact on the United Kingdom and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the United Kingdom, Europe and globally, which may adversely affect the value of the Fund’s investments. Brexit also may spark additional member countries to contemplate departing the EU, furthering economic and political instability in the region.

Futures Risk

•  All of the Funds

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL DFA International Core Equity Fund
•  AZL DFA U.S. Core Equity Fund
•  AZL DFA U.S. Small Cap Fund
•  AZL International Index Fund
•  AZL Mid Cap Index Fund
•  AZL Russell 1000 Growth Index Fund
•  AZL Russell 1000 Value Index Fund
•  AZL S&P 500 Index Fund
•  AZL Small Cap Stock Index Fund
Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying instruments. Accordingly, futures on highly volatile instruments may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the fund could lose more than the principal amount invested. The Fund must segregate liquid assets or take other appropriate measures to “cover” open positions in futures contracts to the extent the Fund’s obligations under the futures contracts are not covered through ownership of the underlying asset, rate or index. As the Fund transitions into compliance with the new regulatory framework prescribed by Rule 18f‑4 under the Investment Company Act of 1940 (the “1940 Act”), the Fund’s approach to asset segregation and coverage requirements may be impacted.

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Income Risk

•  AZL Fusion Funds
•  AZL Index Strategy Funds
•  AZL MVP DFA Multi-Strategy Fund
•  AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL Government Money Market Fund
•  AZL MetWest Total Return Bond Fund
Income risk is the chance that falling interest rates will cause the underlying fund’s income to decline. Income risk is generally higher for short-term bonds.
Index Fund Risk

•  AZL Index Strategy Funds
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL International Index Fund
•  AZL Mid Cap Index Fund
•  AZL MSCI Emerging Markets Equity Index Fund
•  AZL MSCI Global Equity Index Fund
•  AZL Russell 1000 Growth Index Fund
•  AZL Russell 1000 Value Index Fund
•  AZL S&P 500 Index Fund
•  AZL Small Cap Stock Index Fund
The underlying fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the underlying fund and the performance of the index may be affected by the underlying fund’s expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of underlying fund shares. The correlation between the performance of the underlying fund and the performance of the index may be affected by the underlying fund’s expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of underlying fund shares. The use of a representative sampling approach, as applicable, also may result in returns for the underlying fund that are not as well-correlated with the return of the index as would be the case if the underlying fund purchased all of the securities in the index in the proportions represented in the index. In addition, the performance of the underlying fund and the index may vary due to asset valuation differences and differences between the underlying fund’s portfolio and the index resulting from legal restrictions, costs or liquidity constraints. The underlying fund’s investments may become concentrated in the securities of companies operating within a particular country, region, market, industry sector, or group of industries, or asset class to the same extent that the underlying fund’s index becomes concentrated. If the underlying fund’s investments are so concentrated, the underlying fund may be more adversely affected by the underperformance of those investments, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities than a fund that does not concentrate its investments.

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Industrials Sector Risk • AZL DFA Multi-Strategy Funds A principal risk of this underlying fund: • AZL DFA International Core Equity Fund • AZL DFA U.S. Small Cap Fund	Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations may also adversely affect the companies in this sector.
Interest Rate Risk

•  All of the Funds

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL Government Money Market Fund
•  AZL MetWest Total Return Bond Fund
•  AZL T. Rowe Price Capital Appreciation Fund
•  PIMCO VIT Low Duration Portfolio
•  PIMCO VIT Income Portfolio
•  PIMCO VIT Total Return Portfolio
Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Additionally, for the AZL Government Money Market Fund, low or negative interest rate environment may prevent the Fund from providing a positive yield or from paying Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value (“NAV”). Recent and potential future changes in government policy may affect interest rates. Changing interest rates, including rates that below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Issuer Risk • All of the Funds • A principal risk of the all of the underlying funds.	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s products or services.
Leveraging Risk

•  AZL Index Strategy Funds
•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  PIMCO VIT Low Duration Portfolio
•  PIMCO VIT Income Portfolio
•  PIMCO VIT Total Return Portfolio
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the fund will segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk. The funds’ implementation of new Rule 18f‑4 may impact the approach to asset segregation and “coverage” requirements described herein. For information on the impact of Rule 18f‑4 on coverage requirements, see the discussion in “Derivatives Risk” above. The use of leverage may cause an fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may exaggerate the effect of any increase or decrease in the value of an fund’s portfolio securities.

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LIBOR Transition Risk

•  AZL Index Strategy Funds
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL Enhanced Bond Index Fund
•  AZL MetWest Total Return Bond Fund
•  AZL T. Rowe Price Capital Appreciation Fund

Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.

Liquidity Risk

•  AZL Index Strategy Funds
•  AZL DFA Multi-Strategy Funds
•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed income Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL Government Money Market Fund
•  AZL MetWest Total Return Bond Fund
•  AZL T. Rowe Price Capital Appreciation Plus Fund
•  PIMCO VIT Low Duration Portfolio
•  PIMCO VIT Income Portfolio
•  PIMCO VIT Total Return Portfolio

Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the underlying fund because it may be unable to sell the illiquid securities at an advantageous time or price. Restricted securities may be subject to liquidity risk because they may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. Funds with principal investment strategies that involve restricted securities, foreign securities, derivatives, companies with small market capitalization or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Due to the lack of liquidity and, in some cases, of publicly available information, it may in some circumstances be difficult to arrive at a fair value for certain illiquid securities. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Market Risk • All of the Funds A principal risk of all of the underlying funds.
The market price of securities owned by the underlying fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or

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Market Risk (continued)
increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the underlying fund’s portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those underlying funds that invest in stocks of foreign companies, the value of the underlying fund’s portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk

•  AZL Index Strategy Funds
•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL MetWest Total Return Bond Fund
•  AZL T. Rowe Price Capital Appreciation Fund
•  PIMCO VIT Low Duration Portfolio
•  PIMCO VIT Income Portfolio
•  PIMCO VIT Total Return Portfolio

The fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an fund because the fund will have to reinvest that money at the lower prevailing interest rates. If an fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non‑payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. An fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed

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Mortgage-Related and Other Asset-Backed Risk (continued)
securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks. The Fund’s investments in asset-backed securities are subject to additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that, in certain states, it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Options Risk • AZL MVP T. Rowe Price Capital Appreciation Plus Fund A principal risk of these underlying funds: • AZL Gateway Fund • AZL T. Rowe Price Capital Appreciation Fund
The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up‑front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

Portfolio Turnover

•  AZL Index Strategy Funds
•  AZL DFA Multi-Strategy Funds
•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL MetWest Total Return Bond Fund
The underlying fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the underlying fund’s performance.

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Privately Placed Securities Risk

•  AZL Index Strategy Funds
•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL MetWest Total Return Bond Fund
The Fund may invest in privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of the Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or in the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.
Profitability Investment Risk

•  AZL DFA Multi-Strategy Funds

A principal risk of these underlying funds:
•  AZL DFA International Core Equity Fund
•  AZL DFA U.S. Core Equity Fund
•  AZL DFA U.S. Small Cap Fund
High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to, at times, underperform equity funds that use other investment strategies.
Quantitative Investing Risk

•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund

A principal risk of these underlying funds:
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Sub‑Adviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.

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Real Estate Investments Risk

•  AZL Index Strategy Funds
•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund

A principal risk of these underlying funds:
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL Gateway Fund
•  AZL Mid Cap Index Fund
The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities. Operating these companies requires specialized management skills and the Fund indirectly bears the management expenses of these companies along with the direct expenses of the Fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.
Repurchase Agreements and Purchase and Sale Contracts Risks

•  AZL Index Strategy Funds
•  AZL DFA Multi-Strategy Funds
•  AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL Gateway Fund
•  AZL Government Money Market Fund
•  AZL MetWest Total Return Bond Fund
If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.
Restricted Securities Risk A principal risk of these underlying funds: • AZL MetWest Total Return Bond Fund	Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no

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Restricted Securities Risk (continued)	assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Security Quality Risk (also known as “High Yield Risk” or “Junk Bond Risk”)

•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL MetWest Total Return Bond Fund
•  AZL T. Rowe Price Capital Appreciation Fund
•  PIMCO VIT Low Duration Portfolio
•  PIMCO VIT Income Portfolio
•  PIMCO VIT Total Return Portfolio
The fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the fund may lose the value of its entire investment.
Selection Risk

•  AZL DFA Multi-Strategy Funds
•  AZL Index Strategy Funds
•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL DFA International Core Equity Fund
•  AZL DFA U.S. Core Equity Fund
•  AZL DFA U.S. Small Cap Fund
•  AZL Enhanced Bond Index Fund
•  AZL MVP Fidelity Institutional Asset Management® Multi- Strategy Fund
•  AZL Fidelity Instiutional Asset Management® Total Bond Fund
•  AZL Gateway Fund
•  AZL Government Money Market Fund
•  AZL MetWest Total Return Bond Fund
•  AZL T. Rowe Price Capital Appreciation Fund
•  PIMCO VIT Total Return Portfolio

The underlying fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the underlying fund’s assets. However, there can be no guarantee they will produce the desired results and poor security selection may cause the underlying fund to underperform its benchmark index or other funds with similar investment objectives.Additionally, the AZL Enhanced Bond Index Fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the Fund’s assets. Although the Fund seeks to provide returns in excess of the Index, market conditions or implementation of the Fund’s investment strategy may result in losses, and the Fund may not achieve the desired correlation with and/or may not outperform the Index. There can be no guarantee that the Fund’s investment approach will produce the desired results and poor security selection may cause the Fund to underperform its benchmark index or other funds with similar investment objectives.

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Sovereign Debt Risk

•  All of the Funds

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Technology Sector Risk

•  Index Strategy Funds
•  DFA Multi-Strategy Funds

A principal risk of these underlying funds:
•  AZL DFA U.S. Core Equity Fund
•  AZL Gateway Fund
•  AZL MSCI Emerging Markets Equity Index Fund
•  AZL MSCI Global Equity Index Fund
•  AZL Russell 1000 Growth Index Fund
•  AZL S&P 500 Index Fund
Technology companies, including information technology companies, face intense competition, both domestically and internationally, which may have an adverse effect on a company’s profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability.
Treasury Obligations Risk

•  AZL Index Strategy Funds
•  AZL DFA Multi-Strategy Funds
•  AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL MetWest Total Return Bond Fund
•  AZL Government Money Market Fund
Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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U.S. Government Obligations Risks

•  All of the Funds

A principal risk of these underlying funds:
•  AZL DFA Five-Year Global Fixed Income Fund
•  AZL Enhanced Bond Index Fund
•  AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
•  AZL Fidelity Institutional Asset Management® Total Bond Fund
•  AZL Government Money Market Fund
•  AZL MetWest Total Return Bond Fund
Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
Value Stocks Risk

•  AZL DFA Multi-Strategy Funds
•  AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
•  AZL DFA International Core Equity Fund
•  AZL DFA U.S. Core Equity Fund
•  AZL DFA U.S. Small Cap Fund
•  AZL Russell 1000 Value Index Fund
•  AZL T. Rowe Price Capital Appreciation Fund
The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. These stocks may remain undervalued because value stocks, as a category, may lose favor with investors compared to other categories of stocks or because the valuations of these stocks do not improve in response to changing market or economic conditions.
Transfer Supported Features of Certain Annuity Contracts
The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the “Transfer Supported Features”). If the Transfer Supported Features are available to you, they are described in the prospectus for your Contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, Income Protector, Investment Protector, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on Contract owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.
Operational Risk
The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, changes in personnel or systems, processing and communication errors, errors of Fund service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Various operational events or circumstances are outside the control of the Funds, the Manager or the Subadvisers, including instances at third parties.

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In response to global pandemic, many financial services companies, including the Manager and the Subadvisers, have moved the majority of their employees to working from home or to other dispersed office locations, which may increase operational risk. The Funds, the Manager and the Subadvisers seek to reduce these operational risks through controls and procedures; however, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Cyber-Security Risk
Like other business enterprises, the use of the Internet and other electronic media and technology exposes a Fund, and the Fund’s service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Funds and their shareholders and cause the Funds to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause a Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate a Fund’s NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support a Fund and its service providers. In addition, cyber-events affecting issuers in which a Fund invests could cause a Fund’s investments to lose value.
The Funds’ Manager, Subadvisers, and their relevant affiliates and principal service providers have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events; however, there is no guarantee that these efforts will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated, and the Funds’ Manager, Subadvisers, and their relevant affiliates and principal service providers, cannot control the cyber systems and cyber-security systems of issuers or third-party service providers.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. As recently as spring 2020, a global outbreak of infectious illnesses contributed to significant global market effects, including reduced consumer demand and economic output, travel restrictions, quarantines and market shocks. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The impact of epidemics and pandemics that may arise in the future could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises, such as those caused by the recent coronavirus outbreak, may exacerbate other pre‑existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.
COVID‑19 Risk
The current outbreak of the novel strain of coronavirus, COVID‑19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID‑19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre‑existing political, social and economic risks, locally or globally. The ongoing effects of COVID‑19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

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Fund Management

FUND MANAGEMENT

THE MANAGER
Allianz Investment Management LLC serves as the Manager for the Funds pursuant to an investment management agreement. The Manager’s address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.
The Manager was established as an investment adviser by Allianz Life Insurance Company of North America (“Allianz Life”) in April 2001. The Manager’s other clients are the Allianz Variable Insurance Products Trust (“VIP Trust”), the AIM ETF Products Trust (“ETF Trust”), and certain affiliates of the Manager. As of December 31, 2021, the Manager had aggregate assets under management of $26.6 billion.
Brian Muench, CFA, has been a portfolio manager of the Funds since November 2010. Mr. Muench joined Allianz Life in 1998. Mr. Muench served as vice president of the Manager from 2005 until he was elected president in 2010. Mr. Muench is also a vice president of Allianz Life and the president, a trustee and chair of the Trust, the VIP Trust and the ETF Trust.
Darin Egbert, CFA, has been a portfolio manager of the Funds since April 2020. Mr. Egbert joined Allianz, the parent of the Manager, in 2003. Mr. Egbert is a vice president of the Manager.
Brian Mong, CFA, has been a portfolio manager of the Funds since October 2016. Mr. Mong joined Allianz, the parent of the Manager, in January 2012.
Josiah Highmark, Assistant Vice President, has been a portfolio manager of the MVP Funds since January 2022. Mr. Highmark joined Allianz Investment Management LLC in June of 2020. Previously, Mr. Highmark managed ETFs and indexed funds at Invesco Advisers, Inc. from 2014 to 2020, most recently as Manager, Portfolio Management Analyst.
The Manager performs an analysis of possible investments for the Funds and determines which funds should be underlying funds, and determines allocations to underlying funds, all subject to the oversight of the Board of Trustees. A discussion of the Board of Trustees’ basis for approving the Funds’ Investment Management Agreement with the Manager is available in the Funds’ Annual Reports for the year ended December 31, 2021. For the AZL Fusion Funds, the Manager is assisted in this process by Wilshire Associates Incorporated (“Wilshire”), which serves as consultant to the Manager pursuant to an agreement between the Manager and Wilshire. The Manager maintains the list of underlying funds, and reviews and adjusts, in its discretion, the allocations of assets to the underlying funds.
The Manager is a subsidiary of Allianz SE, one of the world’s largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany, and has operations in more than 70 countries. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, investment adviser, and mutual fund businesses.
Certain underlying funds are managed by Pacific Investment Management Company LLC (“PIMCO”). PIMCO also is a subsidiary of Allianz SE and an affiliate of the Manager. PIMCO is located at 650 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2021, PIMCO had approximately $2.2 trillion in assets under management.
The SAI has more detailed information about the Manager and other service providers to the Funds. The SAI also provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

DUTIES OF THE MANAGER
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the Funds, and advises on the Funds’ investment policies. The Manager is also responsible for selecting underlying funds, the allocation of assets to each underlying fund, and the allocation of the Funds’ assets to other investment strategies or asset classes in which the Funds are permitted to invest under their respective investment policies and restrictions and applicable regulations. The Manager continuously monitors the performance of various investment management organizations, including the Subadvisers of the underlying funds, and generally oversees the services provided to the Funds by the administrator, the custodian, and other service providers.

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Fund Management

The Manager is paid a fee by the Funds for its services, as set forth below.
Each of the Funds, the underlying funds of the VIP Trust, and the Manager under an order received from the Securities and Exchange Commission (“SEC”) on September 17, 2002, may enter into and materially amend agreements with unaffiliated Subadvisers without obtaining shareholder approval. This type of structure is commonly known as a “Manager of Managers” structure. For any Fund that is relying on the order, the Manager may:
•   hire one or more Subadvisers;
•   change Subadvisers; and
•   reallocate management fees between itself and Subadvisers.
Under a Manager of Managers structure, the Manager continues to have the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee Subadvisers and recommend their hiring, termination, and replacement. No Fund of the FOF Trust currently relies on this order, and no Fund will rely on the order until it receives approval from its shareholders. The underlying funds of the VIP Trust do currently rely on this order.

MANAGEMENT FEES
Each Fund paid the Manager a fee for advisory services during 2022 at the annual rate shown on the following table, before and after fee waivers:

	Percentage of Average Net Assets for the Period Ended 12/31/2021
Name of Fund	Before Fee Waivers	After Fee Waivers
AZL Balanced Index Strategy Fund	0.05%	0.05%
AZL DFA Multi-Strategy Fund	0.05%	0.05%
AZL MVP Balanced Index Strategy Fund	0.10%	0.10%
AZL MVP Global Balanced Index Strategy Fund	0.10%	0.10%
AZL MVP DFA Multi-Strategy Fund	0.20%	0.10%
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	0.10%	0.10%
AZL MVP Fusion Balanced Fund	0.20%	0.15%
AZL MVP Fusion Conservative Fund	0.20%	0.15%
AZL MVP Fusion Moderate Fund	0.20%	0.15%
AZL MVP Growth Index Strategy Fund	0.10%	0.10%
AZL MVP Moderate Index Strategy Fund	0.10%	0.10%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%	0.10%
The Manager, not the AZL Fusion Funds, pays a consultant fee to Wilshire.
Fund Operating Expense Limitation Agreements
The Manager and each of the following Funds have entered into a written agreement, through April 30, 2023, limiting the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees and expenses, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), to the amount set forth below. After April 30, 2023, the Manager may terminate the agreement for any reason on 30 days written notice to the Fund. Each Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of expenses previously paid by the Manager pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable limits in effect (i) at the time of the original waiver and (ii) at the time of such reimbursement, as supported by standard accounting practices. The Fund’s ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that a Fund makes such reimbursements to the Manager, the amount of the reimbursements will be reflected in the financial statements in the Fund’s shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

Name of Fund	Operating Expense Limitation (through April 30, 2023)
AZL Balanced Index Strategy Fund	0.20%
AZL DFA Multi-Strategy Fund	0.20%
AZL MVP Balanced Index Strategy Fund	0.20%

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Fund Management

Name of Fund	Operating Expense Limitation (through April 30, 2023)
AZL MVP DFA Multi-Strategy Fund	0.15%
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	0.15%
AZL MVP Fusion Balanced Fund	0.30%
AZL MVP Fusion Conservative Fund	0.35%
AZL MVP Fusion Moderate Fund	0.30%
AZL MVP Global Balanced Index Strategy Fund	0.15%
AZL MVP Growth Index Strategy Fund	0.20%
AZL MVP Moderate Index Strategy Fund	0.15%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.15%
The Manager and the Funds listed below have entered into a written agreement whereby the Manager has reduced the management fee to the rates shown below through April 30, 2023. These reductions may be terminated at any time after April 30, 2023.

Name of Fund	Management Fee
AZL MVP DFA Multi-Strategy Fund	0.10% on all assets
AZL MVP Fusion Balanced Fund	0.15% on all assets
AZL MVP Fusion Conservative Fund	0.15% on all assets
AZL MVP Fusion Moderate Fund	0.15% on all assets
Each Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Currently, all of the underlying funds are series of the VIP Trust or of the PIMCO Variable Insurance Trust, which is managed by PIMCO. The Manager believes, and the Board of Trustees has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the underlying funds. These services include the asset allocation and monitoring functions provided by the Manager to the Funds.
The underlying funds pay 12b‑1 fees to the distributor of the respective underlying fund. Such fees may be used by the distributor to pay or reimburse for distribution or other administrative services provided by the insurance companies (or their affiliates) in connection with the Contracts. The amount of such 12b‑1 fees vary depending on the underlying fund. Such 12b‑1 fees generally are paid by shareholders of the underlying funds, including the Funds, and have the effect of increasing the expenses incurred by the Funds. The Funds may invest in underlying fund share classes charging a 12b‑1 fee even where the underlying fund has a class of shares that does not charge a 12b‑1 fee.
The underlying funds do not pay 12b‑1 fees to the Funds, and the Funds do not charge 12b‑1 fees or service fees. The distributor of the Trust is also the distributor of the VIP Trust and of the Contracts and is an affiliate of the Manager.
PIMCO, or its affiliates, also may pay the insurance companies offering the Contracts through which the Funds are sold a service fee with respect to the PIMCO underlying funds for servicing customer accounts.

THE ADMINISTRATOR
Citi Fund Services Ohio, Inc. (“Citi”), whose address is 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, serves as the Funds’ administrator and fund accountant. Citi provides office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

THE DISTRIBUTOR
Allianz Life Financial Services, LLC (“ALFS”), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds’ distributor. ALFS is affiliated with the Manager.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES
Currently, the Funds are available as underlying investment options for certain Contracts offered by Allianz Life and its affiliates (the “Affiliated Insurance Companies”), which are also affiliates of the Manager. In addition to the Funds, the Contracts include other funds for which the Manager is not the investment manager (the “Nonproprietary Funds”). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Contracts. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the

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Funds, as a result of including the Funds in the Contracts. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Contracts.

OTHER ADMINISTRATIVE SERVICES
The Affiliated Insurance Companies provide administrative and other services to the contract owners on behalf of the funds, including the Funds and the Nonproprietary Funds that are available under the Contracts. The Affiliated Insurance Companies may receive payment for these services.

LEGAL PROCEEDINGS
The Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Funds, the Manager or the distributor is a party.

THE COMMODITY EXCHANGE ACT
Pursuant to a notice of eligibility filed by the Manager claiming exclusion from the definition of commodity pool operator with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association on behalf of the Funds, the Manager is not deemed to be a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) with respect to any Fund, and, accordingly, is excluded from registration or regulation as such under the CEA. The terms of the CPO exclusion require each Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non‑deliverable currency forward contracts, as further described in the SAI. Each Fund currently intends to comply with the terms of the CPO exclusion. If a Fund were no longer able to comply with the terms of the exclusion, the Manager would be required to register as a CPO with respect to the Fund, and the Fund and the Manager would be subject to regulation under the CEA. The Funds are not vehicles for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.

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SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
The price of each Fund share is based on its net asset value (“NAV”). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:
NAV = (Total Assets – Liabilities) ÷ Number of Shares Outstanding
Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the “NYSE”), normally at 4:00 p.m. Eastern Time, on days the NYSE is open. Shares will not be priced on the days on which the NYSE is closed for trading.
The assets of each Fund consist primarily of shares of underlying funds and may also include other securities. Shares of underlying funds are valued at their respective NAVs. Other securities (other than short-term debt securities) are generally valued at current market prices or using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith using fair valuation procedures approved by the Board.
Options purchased and held by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith using fair valuation procedures approved by the Board.
Foreign securities held by the Funds are valued on a daily basis using fair valuation procedures approved by the Board. The fair valuation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value different from the last closing price of such foreign security on its principal overseas market or exchange.
The effect of using fair value pricing is that a Fund’s NAV will be subject to the judgment of the Board or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund’s NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

PURCHASE AND REDEMPTION OF SHARES
Individual investors may not purchase or redeem shares of the Funds directly, but only through the Contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company’s variable products for information on how to purchase a Contract, how to select specific Funds as investment options for your Contract and how to redeem monies from the Funds.
Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value.
The separate accounts of participating insurance companies are the only record owners of the Funds’ shares. The following describes how purchases and redemptions are effected for those record owners. The Funds typically expect to pay out redemption proceeds to redeeming record owners one business day following receipt of the order in good order. Such redemption requests will be met, typically and regularly, with (i) cash or cash equivalents held by the Fund, (ii) overdraft or lines of credit arrangements with the Fund’s custodian, and (iii) sales of portfolio assets. In rare situations, the payment of redemption proceeds may take longer than one business day, and may take up to seven days as provided in the 1940 Act.
The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. The Funds do not assess any fees when they sell or redeem their shares.
Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in

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kind will consist of securities equal in market value to the Fund shares being redeemed. When these securities are converted to cash, the associated brokerage charges may be deducted from the assets. Any securities redeemed in kind will remain subject to market risk until sold.
The right of purchase of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the “Market Timing” section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.

MARKET TIMING
The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund’s share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as “time-zone arbitrage.” Funds that invest in other securities, which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.
Market timing and other abusive short-term trading practices may adversely impact a fund’s performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund’s transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small‑cap stocks, or high-yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.
As required by SEC rules, the Funds have entered into agreements with their financial intermediaries, including the affiliated insurance companies, whereby the Funds or their agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Funds. If the Funds detect market timing activities either at the omnibus or individual account level, the Funds may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Funds.
Your Contract prospectus contains a description of the market timing detection and deterrence policy at the Contract level. Please refer to your Contract prospectus for specific details on transfers between accounts.
The procedures that are designed to detect and deter market timing activities at the Contract level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.

DIVIDENDS, DISTRIBUTIONS, AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Each Fund expects to declare and distribute its net investment income, if any, as dividends annually and distribute net realized capital gains, if any.
All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.
Each Fund is treated as a separate corporate entity for tax purposes. Each Fund has elected and intends to qualify to be treated as a regulated investment company for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one

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investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract separate account.
Persons investing in Contracts should refer to the prospectuses with respect to such Contracts for further information regarding the tax treatment of the Contracts and the separate accounts in which the Contracts are invested.

DISCLOSURE OF PORTFOLIO HOLDINGS
A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

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FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.
This information has been derived from information audited by PricewaterhouseCoopers LLP for years ended on or after December 31, 2018 and by KPMG LLP for the prior year periods, each independent registered public accounting firms, whose reports, along with each Fund’s financial statements, are included in the Annual Reports to Shareholders and incorporated by reference into the SAI. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, or by calling toll free 1‑877‑833‑7113.

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AZL® MVP FusionSM Balanced Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$11.01	$11.24	$10.44	$11.91	$11.88

Investment Activities:
Net Investment Income/(Loss)	0.12(a)	0.20(a)	0.22(a)	0.22	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	0.89	0.18	1.38	(0.83)	1.27

Total from Investment Activities	1.01	0.38	1.60	(0.61)	1.41

Dividends to Shareholders From:
Net Investment Income	(0.27)	(0.26)	(0.29)	(0.15)	(0.22)
Net Realized Gains	-	(0.35)	(0.51)	(0.71)	(1.16)

Total Dividends	(0.27)	(0.61)	(0.80)	(0.86)	(1.38)

Net Asset Value, End of Period	$11.75	$11.01	$11.24	$10.44	$11.91

Total Return(b)	9.20%	3.78%	15.76%	(5.40)%	12.23%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$785,108	$827,734	$923,719	$919,206	$1,099,494
Net Investment Income/(Loss)	1.06%	1.88%	1.95%	1.74%	1.00%
Expenses Before Reductions*(c)	0.22%	0.23%	0.23%	0.22%	0.22%
Expenses Net of Reductions*	0.17%	0.23%	0.23%	0.22%	0.22%
Portfolio Turnover Rate	9%	17%	12%	15%	17%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

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AZL® MVP FusionSM Conservative Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$11.93	$11.96	$11.16	$12.23	$11.89

Investment Activities:
Net Investment Income/(Loss)	0.14(a)	0.23(a)	0.25(a)	0.23	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.59	0.31	1.24	(0.67)	0.93

Total from Investment Activities	0.73	0.54	1.49	(0.44)	1.09

Dividends to Shareholders From:
Net Investment Income	(0.30)	(0.27)	(0.30)	(0.17)	(0.23)
Net Realized Gains	-	(0.30)	(0.39)	(0.46)	(0.52)

Total Dividends	(0.30)	(0.57)	(0.69)	(0.63)	(0.75)

Net Asset Value, End of Period	$12.36	$11.93	$11.96	$11.16	$12.23

Total Return(b)	6.15%	4.79%	13.54%	(3.75)%	9.31%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$227,600	$240,118	$249,093	$235,129	$268,572
Net Investment Income/(Loss)	1.14%	1.96%	2.11%	1.83%	1.14%
Expenses Before Reductions*(c)	0.24%	0.25%	0.25%	0.24%	0.23%
Expenses Net of Reductions*	0.19%	0.25%	0.25%	0.24%	0.23%
Portfolio Turnover Rate	15%	17%	21%	16%	18%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

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AZL® MVP FusionSM Moderate Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.98	$11.16	$10.31	$11.97	$11.60

Investment Activities:
Net Investment Income/(Loss)	0.12(a)	0.19(a)	0.20(a)	0.21	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.09	0.26	1.53	(0.93)	1.46

Total from Investment Activities	1.21	0.45	1.73	(0.72)	1.58

Dividends to Shareholders From:
Net Investment Income	(0.25)	(0.23)	(0.29)	(0.14)	(0.20)
Net Realized Gains	-	(0.40)	(0.59)	(0.80)	(1.01)

Total Dividends	(0.25)	(0.63)	(0.88)	(0.94)	(1.21)

Net Asset Value, End of Period	$11.94	$10.98	$11.16	$10.31	$11.97

Total Return(b)	11.09%	4.54%	17.31%	(6.46)%	13.98%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,832,010	$1,893,425	$2,032,770	$1,953,730	$2,361,486
Net Investment Income/(Loss)	1.01%	1.84%	1.81%	1.66%	0.90%
Expenses Before Reductions*(c)	0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions*	0.17%	0.22%	0.22%	0.22%	0.22%
Portfolio Turnover Rate	10%	18%	12%	18%	17%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

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AZL® Balanced Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$17.48	$16.46	$14.89	$16.34	$15.75

Investment Activities:
Net Investment Income/(Loss)	0.15(a)	0.33(a)	0.30(a)	0.31	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	1.56	1.62	2.22	(0.99)	1.62

Total from Investment Activities	1.71	1.95	2.52	(0.68)	1.77

Dividends to Shareholders From:
Net Investment Income	(0.34)	(0.33)	(0.38)	(0.16)	(0.38)
Net Realized Gains	(0.89)	(0.60)	(0.57)	(0.61)	(0.80)

Total Dividends	(1.23)	(0.93)	(0.95)	(0.77)	(1.18)

Net Asset Value, End of Period	$17.96	$17.48	$16.46	$14.89	$16.34

Total Return(b)	10.04%	12.24%	17.24%	(4.36)%	11.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$445,174	$417,253	$397,402	$386,189	$448,381
Net Investment Income/(Loss)	0.85%	2.01%	1.87%	1.82%	0.78%
Expenses Before Reductions*(c)	0.08%	0.09%	0.09%	0.08%	0.08%
Expenses Net of Reductions*	0.08%	0.09%	0.09%	0.08%	0.08%
Portfolio Turnover Rate	13%	19%	5%	5%	6%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

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AZL® MVP Balanced Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$14.04	$13.90	$12.37	$13.38	$12.74

Investment Activities:
Net Investment Income/(Loss)	0.11(a)	0.24(a)	0.25(a)	0.24	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	1.26	0.54	1.82	(0.82)	1.32

Total from Investment Activities	1.37	0.78	2.07	(0.58)	1.43

Dividends to Shareholders From:
Net Investment Income	(0.26)	(0.27)	(0.29)	(0.11)	(0.26)
Net Realized Gains	(0.77)	(0.37)	(0.25)	(0.32)	(0.53)

Total Dividends	(1.03)	(0.64)	(0.54)	(0.43)	(0.79)

Net Asset Value, End of Period	$14.38	$14.04	$13.90	$12.37	$13.38

Total Return(b)	10.02%	5.98%	16.92%	(4.44)%	11.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$324,718	$320,488	$331,516	$301,934	$322,231
Net Investment Income/(Loss)	0.74%	1.82%	1.84%	1.79%	0.72%
Expenses Before Reductions*(c)	0.13%	0.14%	0.14%	0.13%	0.13%
Expenses Net of Reductions*	0.13%	0.14%	0.14%	0.13%	0.13%
Portfolio Turnover Rate	10%	13%	9%	7%	9%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

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AZL® MVP Growth Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.77	$16.02	$13.99	$15.56	$14.08

Investment Activities:
Net Investment Income/(Loss)	0.14(a)	0.26(a)	0.26(a)	0.26	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	2.36	0.42	2.55	(1.22)	2.10

Total from Investment Activities	2.50	0.68	2.81	(0.96)	2.21

Dividends to Shareholders From:
Net Investment Income	(0.30)	(0.29)	(0.35)	(0.13)	(0.18)
Net Realized Gains	(1.31)	(0.64)	(0.43)	(0.48)	(0.55)

Total Dividends	(1.61)	(0.93)	(0.78)	(0.61)	(0.73)

Net Asset Value, End of Period	$16.66	$15.77	$16.02	$13.99	$15.56

Total Return(b)	16.40%	4.73%	20.52%	(6.45)%	15.96%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,641,569	$2,578,042	$2,722,348	$2,423,165	$2,634,555
Net Investment Income/(Loss)	0.82%	1.76%	1.67%	1.71%	0.74%
Expenses Before Reductions*(c)	0.12%	0.12%	0.12%	0.12%	0.11%
Expenses Net of Reductions*	0.12%	0.12%	0.12%	0.12%	0.11%
Portfolio Turnover Rate	6%	12%	5%	4%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

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AZL® MVP Moderate Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.11	$14.96	$13.28	$14.68	$13.50

Investment Activities:
Net Investment Income/(Loss)	0.12(a)	0.26(a)	0.26(a)	0.26	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.70	0.64	2.17	(1.00)	1.64

Total from Investment Activities	1.82	0.90	2.43	(0.74)	1.76

Dividends to Shareholders From:
Net Investment Income	(0.30)	(0.27)	(0.32)	(0.13)	(0.24)
Net Realized Gains	(1.13)	(0.48)	(0.43)	(0.53)	(0.34)

Total Dividends	(1.43)	(0.75)	(0.75)	(0.66)	(0.58)

Net Asset Value, End of Period	$15.50	$15.11	$14.96	$13.28	$14.68

Total Return(b)	12.46%	6.44%	18.64%	(5.26)%	13.21%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$523,972	$533,854	$534,298	$489,072	$551,868
Net Investment Income/(Loss)	0.76%	1.83%	1.77%	1.73%	0.73%
Expenses Before Reductions*(c)	0.13%	0.13%	0.13%	0.13%	0.12%
Expenses Net of Reductions*	0.13%	0.13%	0.13%	0.13%	0.12%
Portfolio Turnover Rate	6%	18%	5%	5%	5%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

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Financial Highlights

AZL® MVP Global Balanced Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019†	2018	2017

Net Asset Value, Beginning of Period	$12.31	$12.99	$11.62	$12.59	$11.33

Investment Activities:
Net Investment Income/(Loss)	0.08(a)	0.19(a)	0.18(a)	0.18	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.89	0.73	1.68	(0.90)	1.20

Total from Investment Activities	0.97	0.92	1.86	(0.72)	1.31

Dividends to Shareholders From:
Net Investment Income	(0.20)	(1.22)	(0.23)	(0.18)	(0.05)
Net Realized Gains	(0.77)	(0.38)	(0.26)	(0.07)	-

Total Dividends	(0.97)	(1.60)	(0.49)	(0.25)	(0.05)

Net Asset Value, End of Period	$12.31	$12.31	$12.99	$11.62	$12.59

Total Return(b)	8.05%	7.81%	16.20%	(5.77)%	11.54%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$691,209	$716,925	$763,705	$735,489	$834,164
Net Investment Income/(Loss)	0.61%	1.49%	1.40%	1.43%	0.97%
Expenses Before Reductions*(c)	0.13%	0.13%	0.66%	0.69%	0.71%
Expenses Net of Reductions*	0.13%	0.13%	0.66%	0.69%	0.71%
Portfolio Turnover Rate	5%	9%	103%(d)	39%	40%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

†
The amounts shown, where applicable, are consolidated through December 6, 2019. (Prior to December 6, 2019, the Fund primarily invested in shares of a wholly-owned and controlled subsidiary of the Fund.)

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover increased significantly during the year due to a change in investment strategy of the Fund.

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Financial Highlights

AZL® DFA Multi-Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$14.52	$14.36	$12.99	$14.19	$12.69

Investment Activities:
Net Investment Income/(Loss)	0.08(a)	0.22(a)	0.38(a)	0.15	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	1.89	1.20	1.73	(0.97)	1.46

Total from Investment Activities	1.97	1.42	2.11	(0.82)	1.61

Dividends to Shareholders From:
Net Investment Income	(0.25)	(0.45)	(0.16)	(0.17)	(0.11)
Net Realized Gains	(0.80)	(0.81)	(0.58)	(0.21)	-

Total Dividends	(1.05)	(1.26)	(0.74)	(0.38)	(0.11)

Net Asset Value, End of Period	$15.44	$14.52	$14.36	$12.99	$14.19

Total Return(b)	13.81%	10.64%	16.57%	(5.91)%	12.69%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$937,644	$940,773	$983,277	$972,134	$1,204,197
Net Investment Income/(Loss)	0.50%	1.60%	2.74%	0.84%	1.02%
Expenses Before Reductions*(c)	0.07%	0.08%	0.07%	0.07%	0.07%
Expenses Net of Reductions*	0.07%	0.08%	0.07%	0.07%	0.07%
Portfolio Turnover Rate	6%	18%	6%	7%	2%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

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134

Financial Highlights

AZL® MVP DFA Multi-Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$11.58	$12.03	$10.65	$11.60	$10.36

Investment Activities:
Net Investment Income/(Loss)	0.05(a)	0.16(a)	0.31(a)	0.08	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	1.51	0.22	1.36	(0.79)	1.21

Total from Investment Activities	1.56	0.38	1.67	(0.71)	1.30

Dividends to Shareholders From:
Net Investment Income	(0.17)	(0.34)	(0.11)	(0.08)	(0.05)
Net Realized Gains	(0.76)	(0.49)	(0.18)	(0.16)	(0.01)

Total Dividends	(0.93)	(0.83)	(0.29)	(0.24)	(0.06)

Net Asset Value, End of Period	$12.21	$11.58	$12.03	$10.65	$11.60

Total Return(b)	13.74%	3.77%	15.81%	(6.22)%	12.55%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$99,979	$90,668	$95,959	$86,601	$77,757
Net Investment Income/(Loss)	0.42%	1.44%	2.71%	0.91%	0.96%
Expenses Before Reductions*(c)	0.29%	0.30%	0.29%	0.29%	0.30%
Expenses Net of Reductions*	0.15%	0.15%	0.15%	0.15%	0.15%
Portfolio Turnover Rate	13%	18%	10%	16%	15%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

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135

Financial Highlights

AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.00	$12.47	$11.17	$11.81	$10.79

Investment Activities:
Net Investment Income/(Loss)	0.05(a)	0.27(a)	0.27(a)	0.28	-(b)
Net Realized and Unrealized Gains/(Losses) on Investments	1.36	0.61	1.52	(0.52)	1.17

Total from Investment Activities	1.41	0.88	1.79	(0.24)	1.17

Dividends to Shareholders From:
Net Investment Income	(0.36)	(0.35)	(0.49)	(0.40)	(0.15)
Net Realized Gains	(0.50)	-	-	-	-

Total Dividends	(0.86)	(0.35)	(0.49)	(0.40)	(0.15)

Net Asset Value, End of Period	$13.55	$13.00	$12.47	$11.17	$11.81

Total Return(c)	11.07%	7.16%	16.25%	(2.14)%	10.93%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$243,789	$254,918	$265,363	$245,936	$274,843
Net Investment Income/(Loss)	0.35%	2.19%	2.24%	2.12%	(0.09)%
Expenses Before Reductions*(d)	0.14%	0.15%	0.14%	0.14%	0.13%
Expenses Net of Reductions*	0.14%	0.15%	0.14%	0.14%	0.13%
Portfolio Turnover Rate	3%	6%	7%	7%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

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136

Financial Highlights

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,

	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$14.07	$13.85	$11.96	$12.71	$11.47

Investment Activities:
Net Investment Income/(Loss)	0.12(a)	0.19(a)	0.25(a)	0.16	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	2.21	0.87	2.27	(0.34)	1.50

Total from Investment Activities	2.33	1.06	2.52	(0.18)	1.61

Dividends to Shareholders From:
Net Investment Income	(0.55)	(0.39)	(0.25)	(0.13)	(0.15)
Net Realized Gains	(0.72)	(0.45)	(0.38)	(0.44)	(0.22)

Total Dividends	(1.27)	(0.84)	(0.63)	(0.57)	(0.37)

Net Asset Value, End of Period	$15.13	$14.07	$13.85	$11.96	$12.71

Total Return(b)	17.04%	8.02%	21.39%	(1.67)%	14.21%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,477,978	$1,372,669	$1,325,661	$1,083,375	$1,096,093
Net Investment Income/(Loss)	0.78%	1.41%	1.90%	1.27%	1.03%
Expenses Before Reductions*(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses Net of Reductions*	0.12%	0.12%	0.12%	0.12%	0.12%
Portfolio Turnover Rate	10%	10%	5%	5%	3%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
137

FOR MORE INFORMATION
This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

More Information About the Funds
The following documents are available free upon request:
Annual/Semi-Annual Reports (Shareholder Reports):
Each Fund’s annual and semi-annual reports to shareholders contain additional information about the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Proxy Voting Records:
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12‑month period ended June 30 is available without charge.
Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.
Shareholder Inquiries:
Shareholders in the Fund may make inquiries to the Fund by contacting the Fund at the address or the toll-free number set forth in the table below.
Your request for free documents may be made in the following ways:

Shareholder Reports and the SAI	Contact a broker or investment adviser that sells products that offer the Funds.	Contact the Funds at: 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 (toll-free) 1‑800‑624‑0197	Access the Allianz Life website at: www.allianzlife.com/VariableInvestments (for the SAI) www.allianzlife.com/shareholderreports (for the shareholder reports)
Proxy Voting Records	Access the Allianz Life website at: www.allianzlife.com/VariableInvestments

Information from the Securities and Exchange Commission
You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:
On the EDGAR database via the Internet:
www.sec.com
By electronic request:
publicinfo@sec.gov
The SEC charges a fee to copy any documents.
The Trust’s Investment Company Act File No. 811‑21624

The Allianz Variable Insurance Products Fund of Funds Trust t Prospectus t April 29, 2022
138

A L L I A N Z  V A R I A B L E  I N S U R A N C E  P R O D U C T S  F U N D  O F  F U N D S  T R U S T

(T H E “T R U S T”)

Statement of Additional Information dated April 29, 2022

The AZL Fusion Funds AZL MVP FusionSM Balanced Fund AZL MVP FusionSM Conservative Fund AZL MVP FusionSM Moderate Fund

The AZL Index Strategy Funds

AZL® Balanced Index Strategy Fund

AZL® MVP Balanced Index Strategy Fund

AZL® MVP Growth Index Strategy Fund

AZL® MVP Moderate Index Strategy Fund

AZL® DFA Multi-Strategy Fund

AZL® MVP Global Balanced Index Strategy Fund

AZL® MVP DFA Multi-Strategy Fund

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated April 29, 2022, which may be supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus and Shareholder Reports may be obtained without charge, upon request, by writing the Trust at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, or by calling toll free 1-800-624-0197. Portions of each Fund’s financial statements are incorporated into this SAI by reference to such Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2021. Copies of the prospectus or SAI for the Underlying Funds that are direct investment options under variable annuity insurance policies offered by Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York (the “Participating Insurance Companies”) may also be obtained by contacting this same address or phone number.

This SAI may contain information on Funds not available under your Contract. Please refer to your Contract prospectus for information regarding the investment options available to you.

The Allianz Variable Insurance Products Trust Fund of Funds Statement of Additional Information – April 29, 2022

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The Allianz Variable Insurance Products Trust Fund of Funds Statement of Additional Information – April 29, 2022

3

THE TRUST

The Trust is an open-end management investment company consisting of 12 separate mutual funds (each, a “Fund” and together, the “Funds”). The Trust was organized as a Delaware statutory trust on June 16, 2004. Each Fund is a diversified fund. Each Fund is a “fund of funds” and invests its assets primarily in the shares of other mutual funds (the “Underlying Funds”). The Funds may also invest in other securities, including U.S. government securities and short-term debt securities, and derivatives (together with the Underlying Funds, the “Underlying Investments”).

The Trust was established exclusively for the purpose of providing investment vehicles for variable annuity contracts and variable life insurance policies (the “Contracts”) offered by the separate accounts of various life insurance companies (the “Participating Insurance Companies”). Shares of the Trust are not offered to the general public but solely to such separate accounts (the “Separate Accounts”).

The Underlying Funds are currently all advised by Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager. The Underlying Funds include investment portfolios offered by the Allianz Variable Insurance Products Trust and the PIMCO Variable Insurance Trust.

Please see the section of the Prospectus entitled “Management – The Manager” for further information regarding the Manager’s affiliation with the Underlying Funds.

Much of the information contained in this Statement of Additional Information (“SAI”) expands upon subjects discussed in the Prospectus of the Trust described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust’s Prospectus.

INVESTMENT STRATEGIES AND POLICIES

THE FUNDS

AZL® Balanced Index Strategy Fund

AZL® DFA Multi-Strategy Fund

AZL® MVP Balanced Index Strategy Fund

AZL® MVP Global Balanced Index Strategy Fund

AZL® MVP DFA Multi-Strategy Fund

AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

AZL MVP FusionSM Balanced Fund

AZL MVP FusionSM Conservative Fund

AZL MVP FusionSM Moderate Fund

AZL® MVP Growth Index Strategy Fund

AZL® MVP Moderate Index Strategy Fund

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Temporary, Defensive Investments

As described in the Prospectus, each Fund may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short-term debt instruments) for temporary defensive purposes when the Manager has determined that market or economic conditions so warrant.

These debt obligations may include U.S. Government securities; certificates of deposit, bankers’ acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See “Additional Information on Portfolio Instruments and Investment Policies – Bank Obligations,” “– Commercial Paper,” “– Variable and Floating Rate Demand and Master Demand Notes,” “– U.S. Government Obligations,” “– Corporate Debt Securities” and “– Repurchase Agreements”).

The Allianz Variable Insurance Products Trust Fund of Funds Statement of Additional Information – April 29, 2022

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ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

The Funds invest in a variety of Underlying Investments and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques, and risks for each Fund. As noted in the Prospectus, the Funds may also employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of the investment strategies of all of the Funds, certain matters described in this section may not apply to your Fund or Funds. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the Prospectus or in this SAI, or by applicable law, the Fund may engage in each of the practices described below without limit, or may invest in Underlying Investments which engage in such practices. Throughout this section, references to a “Fund” or “Funds” investing in a particular strategy may mean the Funds or the Underlying Investments. As used throughout this section, the terms “manager” or “Subadviser” refer interchangeably to the entity making investment decisions for the applicable Fund or Underlying Investment..

The Funds are professionally managed funds that allocate their assets primarily among various Underlying Funds belonging to different asset classes, as described in the Prospectus. In addition, each Fund may invest in other securities, including government securities, short-term debt securities, unaffiliated mutual funds, and other securities. Each Fund allocates most of its assets among the asset classes by investing in Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Underlying Funds use a broad array of investment strategies and invest in many types of securities. To request a copy of the prospectus for Underlying Funds that are available as direct investment options through the Contracts, contact us at 1-800-624-0197.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

Each Fund invests in other investment companies, which may include exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), SEC rules thereunder and exemptions thereto. Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Each Fund will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent any SEC rules, regulations, no-action or other exemptive relief under the 1940 Act, including Rule 12d1-4 discussed below, permits a Fund’s investments to exceed such limits in unaffiliated underlying funds. To the extent that a Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. The Fund may also invest its cash balances in money market funds to the extent permitted by its investment policies and in accordance with rules and exemptions granted under the 1940 Act, as discussed further below.

Rule 12d1-4 under the 1940 Act allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12 without obtaining an exemptive order from the SEC, subject to certain terms and conditions. Among other conditions, the rule generally requires that, prior to acquiring the securities of another fund in reliance on the rule, the acquiring fund must enter into a fund of funds investment agreement with the acquired fund.

Rule 12d1-4 also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a Fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the Fund will be limited in the amount it could invest in other investment companies and private funds.

In addition to Rule 12d1-4, the 1940 Act and related rules provide other exemptions from these restrictions. For example, these limitations do not apply to investments by a Fund in investment companies that are money market funds, including money market funds that have the Manager or an affiliate of the Manager as an investment adviser.

The Allianz Variable Insurance Products Trust Fund of Funds Statement of Additional Information – April 29, 2022

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MANAGED VOLATILITY PORTFOLIO

The Manager will implement the AZL MVP Funds’ managed volatility (MVP) risk management process (or, overlay) primarily using futures, but may also use other derivative securities, such as options. The Funds normally will gain exposure to futures, options and other derivative securities by investing directly in derivatives; however, the Funds also may invest in derivatives indirectly through Underlying Funds. Derivative securities provide the Manager an effective method to reduce volatility of a Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. During periods of high market volatility, the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

Changes in the laws applicable to the Funds could result in the inability of the Funds to operate as described in the Funds’ prospectus and this SAI and could adversely affect the Funds.

ASSET-BASED SECURITIES

Certain Funds may invest in debt, preferred or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some natural resource asset such as gold bullion. These securities are referred to as “asset-based securities.” Generally, a Fund will purchase asset-based securities that are rated, or are issued by issuers that have outstanding debt obligations rated, investment grade (for example, AAA, AA, A or BBB by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or commercial paper rated A-1 by S&P or Prime-1 by Moody’s) or by issuers that the subadviser has determined to be of similar creditworthiness. A Fund may purchase asset-based securities that are below investment grade. Obligations ranked in the fourth highest rating category, while considered “investment grade,” may have certain speculative characteristics and may be more likely to be downgraded than securities rated in the three highest rating categories. If an asset-based security is backed by a bank letter of credit or other similar facility, the subadviser may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, a Fund generally would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

BANK LOANS

A Fund may invest in bank loans. Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. Certain Funds may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). A Fund considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of setoff against the borrower, and the Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Fund’s manager or Subadviser to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. The

The Allianz Variable Insurance Products Trust Fund of Funds Statement of Additional Information – April 29, 2022

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Funds may enter into Participations and Assignments on a forward commitment or “when-issued” basis, whereby a Fund would agree to purchase a Participation or Assignment at set terms in the future.

A Fund may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations may be considered illiquid. To the extent that liquid Assignments and Participations that a Fund holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.

Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed.

The Loans in which the Fund may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position. The Funds may invest in leveraged inverse floating rate debt instruments.

BANK OBLIGATIONS

Funds may invest in bank obligations consisting of bankers’ acceptances, certificates of deposit and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depositary or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Certain Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits (“ETDs”) which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

The Allianz Variable Insurance Products Trust Fund of Funds Statement of Additional Information – April 29, 2022

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COLLATERALIZED DEBT OBLIGATIONS

The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust, which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. Collateralized mortgage obligations (“CMOs”) are another type of CDO in which some Funds may invest. For more information on CMOs, see the discussion under “Collateralized Mortgage Obligations” below.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid investments. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.

In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

COLLATERALIZED MORTGAGE OBLIGATIONS

Mortgage related securities in which the Funds may invest may also include collateralized mortgage obligations (“CMOs”). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage backed certificates, including, in many cases, certificates issued by government related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

CMOs are issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

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COMMERCIAL PAPER

The Funds may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certain Funds may invest in commercial paper rated in any rating category or not rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). In general, investment in lower rated instruments is riskier than investment in instruments in higher rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

COMMON STOCKS

Certain Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer’s earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

CONTRACTS FOR DIFFERENCE (“CFDS”)

A Fund may invest in CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Fund’s shares, may be reduced. The Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

CONVERTIBLE SECURITIES

Certain Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock, the cash value of common stock or some other equity security. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are “senior” to common stock – i.e., they have a prior claim against the issuer’s assets. Convertible securities generally pay lower dividends or interest than non convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

Certain Funds may invest in synthetic convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund’s investments in synthetic convertible

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securities will be consistent with the Fund’s investment objectives and investment strategies, including any limitations imposed on the credit quality of the Fund’s permissible investments, and upon the Fund’s investments in illiquid securities.

CORPORATE DEBT SECURITIES

Depending upon the prevailing market conditions, the Subadviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

Certain Funds may invest in securities, which are rated in the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Fitch or Baa by Moody’s) or lower, or, if not rated, are of comparable quality as determined by the Subadviser. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, may be considered to fall in the higher category.

As with other fixed-income securities, debt securities are subject to credit risk and market risk. Market risk relates to changes in a security’s value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Fixed income securities with ratings below Baa (Moody’s) or BBB (S&P or Fitch) are considered below investment grade and are commonly referred to as high yield or “junk” bonds and are considered by Moody’s, S&P and Fitch to have speculative characteristics.

Lower rated securities (“junk” bonds) generally offer higher interest payments because the company that issues the bond –the issuer – is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

Some risks of investing in lower rated securities include:

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Greater credit risk – Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

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Reduced liquidity – There may be fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.

Particular types of lower rated securities may present special risks. The prices of payment in kind or zero coupon securities react more strongly to changes in interest rates than the prices of other debt securities. Some lower rated securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by Moody’s, S&P and Fitch are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of debt securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, subadvisers typically may conduct their own independent credit analysis of such securities.

CREDIT DEFAULT SWAPS

Certain Funds may also enter into credit default swap agreements. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap

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provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. For further discussion of the impact of new government regulations on the Funds’ approach to asset segregation, see “Derivative Instruments” below.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Subadviser correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and may have terms of greater than seven calendar days, swap agreements may be considered to be illiquid, and thus subject to a Fund’s limitation on illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Subadviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

Certain Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in an amount sufficient to meet such commitments.

Certain Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds may classify delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see “Loan Participations and Assignments.” Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations and Assignments.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

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DEPOSITARY RECEIPTS

For many foreign securities, U.S. dollar denominated ADRs, which are traded in the United States on exchanges or over the counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. Certain Funds may also invest in EDRs and GDRs, which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

DERIVATIVE INSTRUMENTS

Certain Funds may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Fund’s portfolio or for risk management or for any other permissible purposes consistent with that Fund’s investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

Generally, any Fund that invests in derivative instruments is required to segregate cash and/or liquid securities to the extent that its obligations under the instrument are not otherwise “covered” through ownership of the underlying security, financial instrument, or currency. As an investment company registered with the Securities and Exchange Commission (“SEC”), the Trust is subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of the SEC. Further, in accordance with these positions, with respect to certain kinds of derivatives, the Trust must “set aside” (sometimes referred to as “asset segregation”) liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are still open. For example, with respect to forward contracts and futures that are not legally required to “cash settle,” the Trust must cover the open position by setting aside liquid assets in an amount equal to the contract’s full notional value. With respect to forward contracts and futures that are required to “cash settle,” however, the Trust is permitted to set aside liquid assets in an amount equal to the Trust’s daily marked to market (net) obligation, if any, (in other words, the Trust’s daily net liability, if any) rather than the notional value.

Developing Government Regulation of Derivatives. The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. The SEC has adopted a new regulatory framework governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will require a Fund that qualifies as a “limited derivatives user” (generally, a Fund that limits the notional amount of its derivatives transactions to 10% or less of its net assets) to adopt and implement policies and procedures reasonably designed to manage the Fund’s derivatives risks, while a Fund that does not so qualify will be required to adopt and implement a written derivatives risk management program and comply with a quantitative limit on the estimated potential risk of loss that the Fund incurs from its derivatives transactions. This new regulatory framework will also eliminate the asset segregation and coverage framework currently

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used by the Funds to comply with Section 18 of the 1940 Act in connection with derivatives and certain other financing transactions. As the Funds transition into compliance with Rule 18f-4, the Funds’ approach to asset segregation and coverage requirements described in this SAI may be impacted.

In addition, the SEC, the U.S. Commodity Futures Trading Commission (“CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment objective. The Manager will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into derivative transactions. New requirements, even if not directly applicable to a Fund, may increase the cost of the Fund’s investments and cost of doing business.

DISTRESSED SECURITIES

A Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the subadviser of equivalent quality (“Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risks. A Fund may make such investments when the subadviser believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Fund will receive any interest payments on the Distressed Securities, the Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, the Fund’s ability to achieve current income for its shareholders may be diminished.

The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Fund, there can be no assurance that the securities or other assets received by a Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by a Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities. To the extent that a Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. Except to the extent otherwise permitted by a Fund’s prospectus or SAI, a Fund will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.

EVENT-LINKED EXPOSURE

Certain Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities

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(such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. There can be no assurance of a liquid market in these instruments. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

EXCHANGE TRADED FUNDS

The Funds may invest in ETFs. Most ETFs are regulated as registered investment companies under the 1940 Act.

ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. The shares of an ETF may also be assembled in a block (generally 25,000 shares or multiples thereof) known as a Creation Unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a Creation Unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.

ETF shares, as opposed to Creation Units, are generally purchased and sold in a secondary market on a securities exchange. ETF shares can be traded in lots of any size, at any time during the trading day. Although the Funds, like most other investors in ETFs, intend to purchase and sell ETF shares primarily in the secondary trading market, the Funds may redeem Creation Units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase Creation Units, if the Manager believes it is in a Fund’s best interest to do so.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has similar risks as investing in other publicly traded shares. In addition, because of the ability of Authorized Participants to arbitrage price differences by purchasing or redeeming Creation Units, the difference between the market value and the NAV of ETF shares is expected in most cases to be small under normal market conditions. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

EXCHANGE TRADED NOTES (“ETNS”)

Certain Funds may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

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Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS

Certain Funds may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. The Funds may invest in foreign currency options as a means to hedge against currency risk for other foreign currency denominated investments. While purchasing a foreign currency option can protect against an adverse movement in the value of a foreign currency, it does not limit the gain, which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

Certain Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN SECURITIES

Certain Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies. These factors may affect the value of investments in those companies. In addition, certain companies may operate in, or have dealings with, countries that the U.S. Government has identified as state sponsors of terrorism. As a result, such companies may be

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subject to specific constraints or regulations under U.S. law and, additionally, may be subject to negative investor perception, either of which could adversely affect such companies’ performance. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees, which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of Fund investments. In addition, the United Kingdom withdrew from the European Union (commonly referred to as “Brexit”) in January 2020. There is continued political and regulatory uncertainty regarding the long-term consequences of Brexit on the United Kingdom and broader European region and the future relationship between the United Kingdom and the European Union and its member countries. One or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union which could result in increased volatility, illiquidity and reduced prospects for regional economic growth, as well as increased costs for companies that rely significantly on Europe for their business activities and revenues, which may adversely affect a Fund’s investments. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber attacks) are impossible to predict, but could result in significant market disruptions, including in particular industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global economic growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion. Additionally, due to current and potential future sanctions or potential market closure impacting the ability to trade Russian securities, a Fund may experience higher transaction costs, difficulty in valuing affected securities and losses in the value of the Fund’s investments.

Due to difficulties transacting in securities impacted by sanctions, Funds that seek to track a target Index may remove such securities from their portfolios or may implement caps on the securities. Similarly, third party index providers may remove sanctioned issuers from the indices that they publish. Consequently, a Fund may experience challenges liquidating the applicable positions and/or sampling its target Index to continue to seek the Fund’s investment objective. Such circumstances may lead to increased tracking error between the Fund’s performance and the performance of its target Index.

Securities of companies with a foreign jurisdiction of legal organization may be deemed domestic securities if they are either headquartered in the U.S., their equity securities (or ADRs) trade primarily in the U.S., or their total revenues are derived primarily from the U.S.

INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS

Certain Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets that may trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries. Markets in developing countries may also be subject to a higher degree of corruption and fraud than more

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developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness and/or resources than participants in developed markets.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, a Fund’s ability to participate fully in such price increases may be limited by restrictions on illiquid investments, as further discussed in “Illiquid Investments and other Investments of Limited Liquidity” below. Conversely, the Fund’s inability to dispose fully and promptly of positions in declining markets will cause the Fund’s net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack social, political and/or economic stability. Certain developing countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in those countries and the availability to the Fund of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self sufficiency and balance of payments position.

Certain developing countries may not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction. For example, a comprehensive legal framework designed to ensure orderly enforcement of property interests such as bankruptcy may be more limited than remedies available in the United States, and the ability of U.S. authorities (e.g., the SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Additionally, issuers in such markets may not be subject to regulatory disclosure, accounting, auditing and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. Information about emerging markets companies, including financial information, may be less available or reliable and a Fund’s ability to conduct due diligence with respect to such companies may be limited. In addition, certain emerging market jurisdictions materially restrict the Public Company Accounting Oversight Board’s (“PCAOB”) inspection, investigation and enforcement capabilities which impairs the ability to conduct independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

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RISKS OF INVESTING IN CHINA

Investments in Chinese securities, including certain Hong Kong-listed securities, are subject to risks specific to China. The Chinese economy is subject to a considerable degree of economic, political and social instability. Investments in certain Hong Kong-listed securities subject investors to exposure to Chinese companies.

Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency nonconvertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s growing income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy.

Government Control and Regulations. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. There can be no assurance these reforms will continue or that they will be effective. Despite recent reform and privatizations, government control over certain sectors or enterprises and significant regulation of investment and industry is still pervasive, including restrictions on investment in companies or industries deemed to be sensitive to particular national interests, and the Chinese government may restrict foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Limitations or restrictions on foreign ownership of securities may have adverse effects on the liquidity and performance of investments, and could lead to higher tracking error. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese economy and the investments. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, lack of publicly-available information and/or political and social instability.

Infectious Illness Risk. From time to time and as recently as January 2020, China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect investments.

Economic Risk. The Chinese economy has grown rapidly in the recent past and there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on its economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the Chinese issuers of securities. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Chinese economy. Any such response that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions.

Expropriation Risk. The Chinese government maintains a major role in economic policymaking and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Security Risk. China has strained international relations with Taiwan, India, Russia and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government

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or Chinese companies, may impact China’s economy and Chinese issuers of securities. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked by protests and violence. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy.

Chinese Equity Markets. Chinese market securities include H-shares (securities of companies incorporated in the People’s Republic of China (“PRC”) that are denominated in Hong Kong dollars and listed on the Stock Exchange of Hong Kong), A-shares (securities of companies incorporated in the PRC that are denominated in renminbi and listed on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”)), B-shares (securities of companies incorporated in the PRC that are denominated in U.S. dollars (in the case of the SSE) or Hong Kong dollars (in the case of the SZSE) and listed on the SSE and the SZSE), Hong Kong listed securities known as Red-Chips (securities issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues from or allocate substantial assets in the PRC), and P-Chips (securities issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues from or allocate substantial assets in the PRC). The issuance of B-shares and H-shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. All of these share mechanisms are relatively untested and subject to political and economic policies in China.

Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (SAR) of the PRC under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening of control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Recent protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy.

Risks of Investing in Chinese Variable Interest Entities. Many Chinese companies have created a special structure, which is based in China, known as a variable interest entity (“VIE”) as a means to circumvent limits on direct foreign ownership of equity in Chinese operating companies in certain sectors, such as internet, media, education and telecommunications, imposed by the Chinese government. Typically in such an arrangement, a China-based operating company establishes an offshore “holding” company in another jurisdiction that likely does not have the same disclosure, reporting, and governance requirements as the United States. The holding company issues shares, i.e., is “listed”, on a foreign exchange such as the New York Stock Exchange or the Hong Kong Stock Exchange. The listed holding company enters into service and other contracts with the China-based operating company, typically through the China-based VIE. The VIE must be owned by Chinese nationals (and/or other Chinese companies), which often are the VIE’s founders, in order to obtain the licenses and/or assets required to operate in the restricted or prohibited sector in China. The operations and financial position of the VIE are included in consolidated financial statements of the listed holding company. Foreign investors, including mutual funds and ETFs (such as a Fund), hold stock in the listed holding company rather than directly in the China-based operating company.

The VIE structure allows foreign shareholders to exert a degree of control and obtain economic benefits arising from the operating company but without formal legal ownership because the listed holding company’s control over the operating company is predicated entirely on contracts with the VIE. The listed holding company is distinct from the underlying operating company, and an investment in the listed holding company represents exposure to a company that maintains service contracts with the operating company, not equity ownership.

Investments in companies that use VIEs may pose additional risks because the investment is made through the listed holding company’s service and other contractual arrangements with the underlying Chinese operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. The contractual arrangements between the VIE and the operating company may not be as effective in providing operational

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control as direct equity ownership. The Chinese government could determine at any time and without notice that the underlying contractual arrangements on which control of the VIE is based violate Chinese law. While VIEs are a longstanding industry practice, well known to Chinese officials and regulators, historically VIEs were not formally recognized under Chinese law and regulations regarding the structure are evolving. For example, in late December 2021, the China Securities Regulatory Commission (CSRC) released draft rules that would permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The new draft rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create and/or operate VIEs more difficult and costly. The owners of the VIE could decide to breach the contractual arrangements with the listed holding company and it is uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent loss, and in turn, adversely affect a Fund’s returns and net asset value.

The Chinese government previously placed restrictions on China-based companies raising capital offshore in certain sectors, including through VIEs, and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company’s financial performance and the enforceability of the contractual arrangements underlying the VIE structure. It is uncertain whether Chinese officials or regulators will withdraw their acceptance of the VIE structure generally or with respect to particular industries, or whether any new laws, rules or regulations relating to VIE structures will be adopted and what impact such laws may have on foreign investors. There is a risk that China might prohibit the existence of VIEs or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of any associated portfolio holdings would likely suffer substantial, detrimental, and possibly permanent loss.

Chinese companies, including those listed on U.S. exchanges, are generally not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about VIEs may be less reliable or complete. Foreign companies with securities listed on U.S. exchanges, including those that utilize VIEs, may be delisted if they do not meet the requirements of the listing exchange, the PCAOB and the U.S. government, which could significantly decrease the liquidity and value of such securities. Actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the liquidity and value of such securities.

RISKS OF INVESTING IN JAPAN

Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.

Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected in the past by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.

Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect Japanese investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, is strained and delicate. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.

Large Government and Corporate Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.

Currency Risk. The Japanese yen has fluctuated widely at times, and any increase in its value may cause a decline in exports that could weaken the Japanese economy. The Japanese government has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.

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Nuclear Energy Risk. The nuclear power plant catastrophe in Japan in March 2011 continues to affect the Japanese economy and its nuclear energy industry, and the role of nuclear energy in Japan in the future is uncertain.

Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.

Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy.

Security Risk. Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea and China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy, particularly in times of crisis.

ASIAN ECONOMIC RISK

Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, and economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Funds invest. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of portfolio investments.

FOREIGN SOVEREIGN DEBT

Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Certain Funds may invest in forward foreign currency exchange contracts. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

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Certain Funds may enter into forward foreign currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund’s portfolio securities or other assets denominated in such foreign currency. Alternatively, when a Fund believes that a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains, which might result from a positive change in such currency relationships.

Managers or, with respect to Underlying Funds, Subadvisers have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a Fund and may use foreign currency options and forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the Funds may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or expects to have portfolio exposure. The Funds may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A Fund’s entry into forward foreign currency exchange contract, as well as any use of cross or proxy hedging techniques will generally require the Fund to earmark or hold liquid securities or cash equal to the Fund’s obligations in a segregated account throughout the duration of the contract. To the extent that the currency is not being used for hedging purposes, the Fund will segregate or “earmark” cash or assets determined to be liquid in an amount not less than the value of the Fund’s total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the segregated securities declines, the Fund will add additional assets so that the amount is not less than the Fund’s commitments under the contracts.

A Fund may retain the portfolio security and engage in an offsetting transaction by investing in a forward foreign currency contract. In these situations, gain or a loss will be incurred to the extent that there has been a movement in forward currency contract prices. If the Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between the date on which a Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Funds will have to convert any holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.

Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

FUTURES

Certain Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. The technique may also be used for risk management or other permissible purposes. For example, when interest rates are expected to rise or market values of portfolio securities are

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expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Fund than might later be available in the market when it affects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

Futures transactions involve broker costs and may require segregation of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations to cover its performance under such contracts. A Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FUTURES AND OPTIONS INVESTMENT RISKS

A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall investment performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund’s portfolio.

GUARANTEED INVESTMENT CONTRACTS

A Guaranteed Investment Contract (“GIC”) is a pure investment product in which a life insurance company agrees, for a single premium, to pay the principal amount of a predetermined annual crediting (interest) rate over the life of the investment, all of which is paid at the maturity date. GICs typically guarantee the interest rate paid but not the principal.

HYBRID INSTRUMENTS

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.

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Certain Funds will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

ILLIQUID INVESTMENTS AND OTHER INVESTMENTS OF LIMITED LIQUIDITY

Subject to the limitations in a Fund’s prospectus or this SAI, a Fund may acquire investments that are illiquid or of limited liquidity, such as private placements, initial public offerings or investments that are not registered under the 1933 Act. The price a Fund pays for such illiquid or limited liquidity investments or receives upon resale may be lower than the price paid or received for similar investments with a more liquid market. Accordingly, the valuation of these investments may reflect limitations on their liquidity. Due to the lack of liquidity and, in some cases, of publicly available information, it may in some circumstances be difficult to arrive at a fair value for certain illiquid investments. Investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price.

For each Fund, the liquidity of investments is determined in accordance with the Funds’ written Liquidity Risk Management Program approved by the Board. Such liquidity determinations are subject to review and oversight of Liquidity Program Administrators designated by the Board . The purpose of the written Liquidity Risk Management Program is to manage the risks associated with the liquidity of a Fund’s investments. Pursuant to the Liquidity Risk Management Program, each portfolio investment (including each of the Fund’s derivatives transactions) is classified according to its liquidity for reporting on Form N-PORT consistent with applicable regulatory requirements.

For this purpose, an illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

INFLATION-INDEXED BONDS

Certain Funds may invest in inflation-indexed bonds, which are fixed income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

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In general, the measure used to determine the periodic adjustment of U.S. inflation-indexed bonds is the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

INITIAL PUBLIC OFFERINGS

A Fund may invest in initial public offerings (“IPOs”) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, and limited information about the issuer. A Fund may hold IPO securities for a period of time or may sell them soon after the purchase. Investments in IPOs could have an increased impact, either positive or negative, on a Fund’s performance if the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund grows. In circumstances where investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

INTEREST RATE TRANSACTIONS AND SWAPTIONS

Certain Funds, to the extent permitted under applicable law, may enter into forms of swap agreements including interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; and interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor.” Caps and floors are less liquid than swaps. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Certain Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether a Fund is hedging its assets or its liabilities. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. They may also be used for speculation to increase returns. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Funds may, from time to time, lend up to 33 1/3% of their portfolio securities to broker dealers, banks or institutional borrowers of securities. A Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities. This collateral must be valued daily by the Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker dealers, banks or other institutions determined to be creditworthy by the Manager.

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LIBOR REPLACEMENT RISK

Certain Funds may invest in debt securities, derivatives, or other financial instruments tied to the London Inter-Bank Offered Rate (“LIBOR”). The United Kingdom’s Financial Conduct Authority announced its intention to stop supporting LIBOR rates after 2021. Although many LIBOR rates were phased out at the end of 2021, as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The discontinuation of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could cause volatility and reduced liquidity and may adversely affect the value of securities or instruments linked to those reference rates which could result in losses to a Fund. Although alternatives to LIBOR are established or in development in most major currencies (including the Secured Overnight Financing Rate (“SOFR”) which is intended to replace the U.S. dollar LIBOR), there remains uncertainty regarding the process for amending existing contracts or instruments to transition away from LIBOR. For example, interest rate provisions included in such contracts may need to be renegotiated to reflect the transition away from LIBOR. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields for such instrument if held by the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and standardized.

LIMITED PARTNERSHIP INTERESTS

A limited partnership interest entitles a Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, a Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership. Certain Funds may invest in limited liability company interests to the same extent they invest in limited partnership interests. Limited liability company interests have similar characteristics as limited partnership interests.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on its subadviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

LOW OR NEGATIVE INTEREST RATES

In a low or negative interest rate environment, debt securities may trade at, or be issued with, negative yields, which means the purchaser of the security may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a Fund holds a negatively-yielding debt security or has a bank deposit with a negative interest rate, the Fund would generate a negative return on that investment. Cash positions may also subject a Fund to increased counterparty risk to the Fund’s bank.

Debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In response to recent market volatility and economic uncertainty arising from the COVID-19 pandemic, the U.S. government and certain foreign central banks have taken steps to stabilize markets by, among other things, reducing interest rates. As a result, interest rates in the United States are at historically low levels, and certain foreign countries have pursued negative interest rate policies. These actions present heightened risks to debt securities, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.

If low or negative interest rates become more prevalent in the market and/or if low or negative interest rates persist for a sustained period of time, some investors may seek to reallocate assets to other income-producing assets. This may cause

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the price of such higher yielding instruments to rise, could further reduce the value of instruments with a negative yield, and may limit a Fund’s ability to locate fixed income instruments containing the desired risk/return profile. Changing interest rates, including, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed income markets to heightened volatility, increased redemptions, and potential illiquidity.

A low or negative interest rate environment could, and a prolonged low or negative interest rate environment will, impact the AZL Government Money Market Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, and/or achieve its investment objective, including maintaining a stable NAV of $1.00 per share. In a prolonged environment of low to negative interest rates, the AZL Government Money Market Fund’s Board of Trustees may consider taking various actions, including enacting mechanisms to seek to maintain a stable NAV per share at $1.00 (such as reducing the number of shares outstanding on a pro rata basis through a reverse distribution mechanism, to the extent permissible by applicable law and its organizational documents) and discontinuing use of the amortized cost method of valuation to maintain a stable NAV of $1.00 per share and establishing a fluctuating NAV rounded to four decimal places by using available market quotations or equivalents. For more information, see “Valuation of the Government Money Market Fund.”

MORTGAGE-RELATED SECURITIES

Certain Funds may, consistent with their investment objective and policies, invest in mortgage related securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, certain Funds may invest in mortgage related securities may be issued by non governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.

Mortgage related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government related organizations such as FNMA and the FHLMC, as well as by non governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass through securities purchased at a discount. The Funds may purchase mortgage related securities at a premium or at a discount. If a Fund purchases a mortgage related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage related security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return to the Funds. In addition, regular payments received in respect of mortgage related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

In addition to bonds with customary settlement periods, the Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms

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and standards. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage related securities and among the securities that they issue. Mortgage related securities issued by GNMA include GNMA Mortgage Pass Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage related securities issued by FNMA include FNMA Guaranteed Mortgage Pass Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

OPTIONS

Certain Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over the counter. Certain Funds may also purchase put and call options.

A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

In order to close out a call option it has written, the Fund will enter into a “closing purchase transaction” (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

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A Fund may sell “covered” put and call options as a means of hedging the price risk of securities in the Fund’s portfolio, or for risk management or other permissible purposes. The sale of a call option against an amount of cash equal to the put’s potential liability constitutes a “covered put.”

Over the counter options (“OTC options”) differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Subadviser and verified in appropriate cases. OTC options classified as illiquid will be subject to a Fund’s limitation on investments in illiquid securities. OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a “repurchase formula” generally would not be illiquid.

Certain Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

PRECIOUS METAL-RELATED SECURITIES

A Fund may invest in the securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies. The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

PREFERRED STOCKS

Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

PRIVATE INVESTMENTS IN PUBLIC EQUITY

A Fund may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPES”). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time, and subject to a Fund’s limitation on investments in illiquid securities. PIPES may contain provisions that the issuer will

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pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

PRIVATE PLACEMENTS

Securities in which each of the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on the so called “private placement” exemption from registration which is afforded by Section 4(a)(2) of the 1933 Act or other applicable exemptions. Unregistered securities may be restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. Such securities also may be eligible for resale under Rule 144A under the 1933 Act. Rule 144A provides a safe harbor exemption from the registration requirements of the 1933 Act for resales to “qualified institutional buyers” as defined in the Rule. With the exception of registered broker dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities. Private placement securities may be illiquid, in which case they would be subject to a Fund’s limitation on investment in illiquid investments.

REAL ESTATE INVESTMENT TRUSTS (“REITS”)

Certain Funds may invest in equity, debt or hybrid REITs. Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. Hybrid REITs may invest in equity and debt. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the “Code”) and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

REPURCHASE AGREEMENTS

Securities held by certain Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from Financial institutions such as banks and broker-dealers, which a Fund deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by a Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although it is generally expected that, under the regular procedures normally in effect for the custody of a Fund’s securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust’s Custodian or another qualified custodian or in the Federal Reserve/Treasury book entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may borrow money by entering into reverse repurchase agreements or dollar roll agreements in accordance with that Fund’s investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions, such as banks and broker dealers, and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is identical to a

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reverse repurchase agreement except for the fact that substantially similar securities may be repurchased under a dollar roll agreement. The Funds do not consider a TBA (to be announced) trade, which is a forward mortgage-backed securities trade, to be a dollar roll since a TBA is a commitment to make a future purchase and does not involve deliverable securities. At the time a Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will segregate assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund’s investment restrictions having a value equal to the Fund’s obligation.. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Although reverse repurchase agreements and dollar roll agreements are excluded from the Funds’ fundamental restriction against borrowing, they may, to some extent, involve the risk of leverage. See “Risks of Techniques Involving Leverage” below. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund’s liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

RISKS OF TECHNIQUES INVOLVING LEVERAGE

Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter into reverse repurchase agreements or dollar roll agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these types of transactions involves the use of “leverage” when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the subadvisers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment a Fund has invested. Leverage creates the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, which exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a Fund’s shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SHORT SALES AGAINST THE BOX

Certain Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, as required by law, the Fund will segregate or “earmark” cash or assets determined to be liquid equal to the amount of the commitment.

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The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Manager or Subadviser to be creditworthy. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

SMALL COMPANY STOCKS

Funds that invest significantly in securities issued by small-cap companies are subject to capitalization risk. These securities may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and may be less liquid than securities issued by large-cap companies. These securities may also fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

SPECIAL SITUATION COMPANIES

Certain Funds may invest in “special situation companies.” Special situation companies include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long term growth of capital by investing in better known, larger companies. The Subadviser of such a Fund believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

STRIPPED MORTGAGE SECURITIES

Certain Funds may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities generally may be classified as illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest only), while the other class will receive all of the principal (“PO” or principal only class). The yield to maturity on IOs, POs and other mortgage backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to

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the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

Certain Funds may also purchase stripped mortgage backed securities for hedging purposes to protect the Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

STRUCTURED NOTES

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, they will be analyzed in the overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

SWAP AGREEMENTS

Certain Funds may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund’s obligations under a swap agreement

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will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or cash equivalents (such as U.S. government securities, or high grade debt obligations), to limit any potential leveraging of the Fund’s portfolio.

TAXABLE AND TAX-EXEMPT MUNICIPAL SECURITIES

Certain Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

Other types of municipal securities include short term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax Exempt Commercial Paper, Construction Loan Notes and other forms of short term tax exempt loans. Such instruments are issued with a short term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Subadviser of a Fund will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

TOTAL RETURN SWAP AGREEMENTS

Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by

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the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

U.S. GOVERNMENT OBLIGATIONS

The Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae (“FNMA”), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities, such as FNMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer’s right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

From time to time uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt limit, commonly called the “debt ceiling,” could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

VARIABLE AND FLOATING RATE DEMAND AND DEMAND MASTER NOTES

Certain Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5- to 20-year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven day maturity.

Variable amount demand master notes in which certain Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Subadviser of a Fund will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WARRANTS AND RIGHTS

Certain Funds may, from time to time, invest in warrants. Warrants are, in effect, longer term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in

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financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Certain Funds may purchase securities on a “when issued” or “delayed delivery” basis. A Fund will engage in when issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a “when issued” or “delayed delivery” basis, it will segregate or “earmark” cash or assets determined to be liquid equal to the amount of the commitment.

Securities purchased on a when issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause such a Fund to miss a price or yield considered to be advantageous. If a Fund sells a “when issued” or “delayed delivery” security before a delivery, any gain would be taxable.

ZERO COUPON AND PAY-IN-KIND SECURITIES

Certain Funds may invest in zero coupon bonds and pay in kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay in kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require a Fund to accrue and pay out its income from such securities annually as income dividends.

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INVESTMENT RESTRICTIONS

Fundamental Restrictions

The following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under “ADDITIONAL INFORMATION – Vote of a Majority of the Outstanding Shares” in this SAI). All other investment objectives, strategies and limitations described in the Prospectus or this SAI may be changed by the Board of Trustees without a shareholder vote. No Fund may:

1.

Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

2.	Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

3.

Purchase or sell real estate, except that it may purchase securities of issuers and other investment companies, which deal in real estate and may purchase securities which are secured by interests in real estate;

4.

Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

(a)

there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

(b)	wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

(d)	personal credit and business credit businesses will be considered separate industries; and

(e)	investments in securities of other investment companies are not subject to this restriction.

5.

Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

6.	Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.

7.	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

8.

Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, provided that, up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations, and further provided that, investments in securities of other investment companies are not subject to such limitations.

For purposes of the above investment restrictions, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

With respect to investment limitation No. 2 above, “commodities” includes commodity contracts. With respect to investment limitation No. 4(a), above, and as a non-fundamental policy which may be changed without the vote of shareholders, the government obligations on which there is no limitation will not include private activity municipal private debt securities principally backed by the assets and revenues of the non-governmental user of the funds generated by the securities issuance.

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Non-Fundamental Restrictions

In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:

1.

Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund’s investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

2.

Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund’s investment objective and policies, (a) this investment limitation shall not apply to the Fund’s transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) Funds may engage in short sales against the box.

3.	Purchase securities of companies for the purpose of exercising control.

Except for the Funds’ policy on borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

Notwithstanding the foregoing fundamental and non-fundamental investment restrictions, the Underlying Funds in which the Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Fund to engage indirectly in investment strategies that may be prohibited under the fundamental and non-fundamental investment restrictions listed above. The fundamental and non-fundamental investment restrictions of each Underlying Fund are set forth in the SAI for each Underlying Fund. As a non-fundamental policy, each Fund will consider the underlying investments of any underlying investment companies when determining the Fund’s compliance with its concentration policies, to the extent that such information is available to the Fund.

PORTFOLIO TURNOVER

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund’s shareholders. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.

OTHER FUND POLICIES

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds’ compliance with the policies.

In general, under the Trust’s policies and procedures regarding disclosure of portfolio holdings, no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows.

Complete portfolio holdings will be included in the Funds’ annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters as an Exhibit to Form N-PORT. Copies of the Funds’ annual and semi-annual reports and Forms N-PORT are available: 1) free on the EDGAR Database on the SEC’s website at www.sec.gov; or 2) by e-mailing your request to publicinfo@sec.gov.

Information concerning the target allocation of the Funds’ assets to the various Underlying Funds that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials, provided that the information is posted on the Funds’ website one day prior to the use of such printed materials.

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The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Refinitiv and Morningstar) on a quarterly basis, but no sooner than 30 days after the end of the relevant quarter. The disclosure of portfolio holdings to databases and rating services is generally made for the purpose of obtaining ratings for the Funds and making available to the public the same portfolio holdings information as they typically provide for other rated mutual funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or provisions limiting the use of such information to the approved purposes.

The Funds may disclose their portfolio holdings to broker-dealers or other financial intermediaries (such as banks) that sell the Contracts on a quarterly basis, but no sooner than 30 days after the end of the relevant quarter. Such disclosure of portfolio holdings is generally made for the purpose of allowing the broker-dealer or other financial intermediary to consider the asset allocation of the Funds for categorization, suitability and other legitimate business purposes. Any disclosure to broker-dealers or other financial intermediaries shall be made subject to a confidentiality agreement or provisions limiting the use of such information to the approved purposes.

In order to assure that any disclosure of portfolio holdings is in the best interests of shareholders, and to prevent any conflicts of interest between the Funds’ shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds’ policies regarding the disclosure of portfolio holdings include the provision that the Funds’ investment adviser (Allianz Investment Management LLC), and affiliates have access to portfolio composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information. Portfolio holdings also may be provided to the Participating Insurance Companies, or to their parent companies, affiliates or service providers, on a quarterly, monthly or more frequent basis, for purposes of financial reporting, risk management, regulatory compliance, or for other legitimate business purposes.

The Funds’ administrator, fund accountant, transfer agent, custodian, proxy voting service, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information, on a current basis, in connection with services provided by them. All of these latter entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust. The Fund’s independent registered public accountant, PricewaterhouseCoopers LLP, also has access from time to time to a Fund’s portfolio holdings in connection with performing the audit and related functions. In addition, the President of the Trust, in consultation with the Chief Compliance Officer of the Trust, may authorize the release of information regarding portfolio holdings upon a determination that such release is in the best interests of the shareholders of the relevant Fund or Funds.

Set forth below is a list of those parties with whom the Funds have authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed.

Recipient (holdings)	Frequency	Delay before dissemination

Bank of New York Mellon (Fund Custodian), The	Daily	No delay

Bloomberg	Daily	1 Day

Broadridge Investor Communications Solutions, Inc. (proxy voting services)	As necessary	No delay

Citi Fund Services Ohio, Inc. (Fund Accountant and Administrator)	Daily	No delay

Factset	Daily	1 Day

FIS Data Systems Inc.	Daily	1 Day

MSCI, Inc.	Daily	Next Calendar Day

Refinitiv	Quarterly	31 Calendar days after quarter end

State Street Bank and Trust Company (State Street)	Daily	No delay

Wilshire Associates Incorporated	Quarterly	None

No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

There is no assurance that the Funds’ policies on holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The shares of the Trust’s Funds are sold on a continuous basis by the Trust’s distributor, Allianz Life Financial Services, LLC (the “Distributor” or “ALFS”), an affiliate of the Manager ,which has agreed to use appropriate efforts to solicit all purchase orders. Each of the Funds has one class of shares.

NET ASSET VALUE

As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus (see “Shareholder Information – Pricing of Fund Shares”) on each Business Day of the Trust. A “Business Day” is a day on which the New York Stock Exchange (the “NYSE”) is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The assets of each Fund consist primarily of shares of the Underlying Funds, all of which are valued at their respective net asset values.

VALUATION

The price of each Fund share is based on its net asset value (“NAV”). The NAV is the current value of a share in a mutual fund. It is the Fund’s assets minus liabilities divided by the number of outstanding shares. The NAV for each Fund is determined at the close of regular trading on the New York Stock Exchange (the “NYSE”), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

Portfolio securities held by the Funds, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities held by the Funds, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees. Portfolio securities of sufficient credit quality with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

Options purchased and held by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith pursuant to fair valuation procedures approved by the Board of Trustees.

Portfolio securities held by the Funds that are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using current market prices and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith pursuant to fair valuation procedures approved by the Board of Trustees.

In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for fund valuation. In connection with the rulemaking, the SEC is rescinding previously issued guidance on related issues. The compliance date for the new rule is September 8, 2022. Management is currently evaluating Rule 2a-5 and its effect on the Funds.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal

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in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount. Any securities redeemed in kind will remain subject to market risk until sold.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (the “VIP Trust”) and the AIM ETF Products Trust (the “ETF Trust”) (together, the Trust, the VIP Trust, and the ETF Trust are the “AIM Complex”). The Trustees elect the officers of the Trust to supervise its day to day operations. Subject to the provisions of the Amended and Restated Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The Chair of the Board of Trustees is Brian Muench who is an “interested person” of the Trust, as defined under the 1940 Act, by virtue of his employment with Allianz Life Insurance Company of North America (“Allianz Life”) and the Manager. The Trust has a Lead Independent (non-“interested”) Trustee, who is Peggy Ettestad. The Lead Independent Trustee position was established to enable the independent members of the Board of Trustees to have a single point of contact with Fund management and the Manager, to coordinate the independent trustees’ control and influence over fund governance. The Lead Independent Trustee is a member of the Board, who plays an active role in setting agendas, facilitating discussions, and serving as an interface between the Board and Fund management. The Lead Independent Trustee’s responsibilities include (i) serving as leader of the independent trustees (keeping members focused on the objectives at hand, helping to shape meeting agendas, leading discussions, serving as spokesperson for the independent trustees, overseeing the quality, quantity, and timeliness of information received from Fund management, and seeking to improve the governance process); (ii) communicating regularly with other members of the Board of Trustees and with the Chair; and (iii) overseeing evaluations of the members of the Board of Trustees. The independent trustees believe that they have adequate control and influence over the governance of the Board and the Trust.

The Board of Trustees presently is composed of eight members, seven of whom are independent. As described further below, each of the independent trustees is sophisticated and experienced in business matters. Each has prior senior management or board experience. Many of the independent trustees have significant prior experience in the financial services industry. Four of the independent trustees have served on the Board of Trustees for at least fourteen years.

As reflected below, the chairs and membership of the Audit, Investment and Nominating, and Corporate Governance Committees are composed entirely of independent trustees. Through these committees, the independent trustees have direct oversight of accounting, auditing and financial matters affecting the Trust, the evaluation and supervision of the Trust’s Manager and Subadvisers and the selection and nomination of candidates to the Board of Trustees.

The independent trustees, through the Lead Independent Trustee, regularly communicate with the President and Chair of the Trust, regarding matters of interest or concern to them, and the independent trustees, through the Lead Independent Trustee, participate in developing agenda items for Board meetings. Under normal circumstances, the Board of Trustees meets at least quarterly, and at other times as needed. At each quarterly meeting, and at other times as needed, the Board holds one or more executive sessions at which the independent trustees are free to discuss any matter of interest or concern to them and obtain information directly from officers, employees and other agents of the Trust; the independent trustees are joined and assisted in such executive sessions by independent legal counsel to the independent trustees.

The Board of Trustees is actively involved in the risk oversight of the Trust. The Board, as a whole and through its Audit and Investment Committees, supervises the Trust’s accounting and audit functions, as well as other financial matters affecting the Trust, and evaluates and supervises the Trust’s Manager and Subadvisers. The Board of Trustees regularly receives detailed reports from, and then has opportunity to question representatives of, the Trust’s Chief Compliance Officer, the Trust’s independent audit firm, and the Trust’s administrator. The Chief Compliance Officer’s reports include a quarterly risk assessment outlining all identified compliance risks, all identified exceptions and their resolution. The Board of Trustees also periodically receives reports from various Subadvisers.

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The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.

•

The Audit Committee, made up of Mr. Burnim, Ms. Ettestad, Ms. Fagely, Mr. Forde, Mr. Gee, Ms. Leonardi, and Mr. Lewis, met two times during the last fiscal year. Ms. Fagely serves as chair of the Audit Committee. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.

•

The Investment Committee, made up of Mr. Burnim, Ms. Ettestad, Ms. Fagely, Mr. Forde, Mr. Gee, Ms. Leonardi, and Mr. Lewis, met four times during the last fiscal year. Mr. Burnim and Mr. Forde serve as co-chairs of the Investment Committee. The functions of the Investment Committee include evaluating and supervising the Manager and subadvisers to the various investment portfolios of the Trust.

•

The Nominating and Corporate Governance Committee, made up of Mr. Burnim, Ms. Ettestad, Ms. Fagely, Mr. Forde, Mr. Gee, Ms. Leonardi, and Mr. Lewis, met once during the last fiscal year. Mr. Lewis serves as chair of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating and Corporate Governance Committee does not consider nominees recommended by shareholders of the Trust. The Board believes this policy to be appropriate since the Nominating and Corporate Governance Committee has been able to identify, and expects to continue to be able to identify, an ample number of qualified Board candidates through a robust selection process. Additionally, with respect to the Board’s responsibilities under Rule 38a-1 regarding the Chief Compliance Officer (“CCO”) of the Trust, the chair of the Nominating and Corporate Governance Committee consults with the CCO on several issues, including but not limited to (i) the annual assessment of the adequacy of compliance policies and procedures and any proposed revisions or additions to such policies and procedures and (ii) material compliance matters (as defined in Rule 38a-1), if any, that the CCO should report to the Board before their next regular meeting.

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

NON-INTERESTED TRUSTEES(1)

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance.

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

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Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee(3)	Since 01/22	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 –2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc. (a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of yearbooks and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

INTERESTED TRUSTEES(4)

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1) Each of the Independent Trustees is a member of the Audit Committee.

(2) Indefinite.

(3) Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees of the Trust and the VIP Trust since February, 2020. Mr. Gee attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

The following briefly describes specific experiences, qualifications, attributes or skills each trustee brings to his or her service on the Board of Trustees of the Trust:

Mr. Burnim – Brings to the Board of Trustees over 45 years of experience in management and director positions in the financial services industry. Mr. Burnim’s management experience includes over 25 years in various senior management positions for Citibank/Citicorp’s Corporate, Private and Investment banking sectors and extensive experience as Managing Director or Executive Vice President at various privately owned investment firms. Mr. Burnim also has substantial prior board experience, including service on the boards of The Bank of Bermuda and various hedge funds and insurance companies, as well as various nonprofits. Mr. Burnim offers the Board of Trustees his considerable knowledge of the securities, banking and insurance industries in which the Trust functions and in Board governance matters.

Ms. Ettestad – Brings to the Board over 25 years of senior management experience, including over ten years of experience in senior management positions specifically at mutual fund, annuities, insurance, and other financial service firms. Her consulting experience includes work as interim “C suite” positions and Finance and I/T organizational redesign. Ms. Ettestad’s subject matter expertise includes creation and analysis of financial systems and design and implementation of compliance and control processes, both directly applicable to the Board’s supervision of the Trust’s finance, operations, and compliance functions.

Ms. Fagely – Brings to the Board of Trustees extensive experience with mutual fund management and governance. She has over 20 years of senior management experience with various mutual fund and financial services firms, as well as prior

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experience serving as a member of the board of trustees and the audit committee chair for the Diamond Hill Funds, another mutual fund complex. This experience is directly applicable to the Board’s supervision of the Trust’s finance, operational and audit functions.

Mr. Forde – Brings to the Board of Trustees over 30 years of experience in the investment department of CIGNA (and its predecessors), including eight years as Chief Investment Officer and many prior years as senior managing director. Mr. Forde also has board experience with Connecticut Water Service, Inc. Mr. Forde therefore brings to the Board considerable experience with the securities industry, considerable knowledge of investments, and experience in board governance matters.

Mr. Gee – Brings to the Board extensive experience with mutual fund management and governance. He has 15 years of senior management experience with BlackRock, Inc., as Managing Director and as Treasurer and Chief Financial Officer for the U.S. iShares funds. This experience is directly applicable to the Board’s supervision of the Trust’s finance, operational and audit functions.

Ms. Leonardi – Brings to the Board of Trustees more than 30 years of senior management experience, including approximately 20 years of experience as senior vice president, managing director or general partner of two private equity fund-of-funds managers and experience launching a new insurance subsidiary of Phoenix Home Life Mutual Insurance Co. Ms. Leonardi has substantial prior board experience, including service on the boards of the University of Connecticut Health Center (14 years), the University of Connecticut (10 years) and the Connecticut Children’s Medical Center (3 years). Ms. Leonardi therefore brings considerable knowledge of the securities and insurance industries in which the Trust functions and in Board governance matters.

Mr. Lewis – Brings to the Board of Trustees over 40 years of management experience at various companies, including nearly 10 years in senior management positions at Fortis Financial Group and IDS Financial Services, Inc. Mr. Lewis brings to the Board of Trustees considerable experience in a variety of business functions, including sales and marketing, strategic planning, new product development and financial management. Mr. Lewis also has significant prior board experience with for profit and nonprofit organizations, including nearly 24 years on the Orono, Minnesota Board of Education. Mr. Lewis therefore also brings considerable knowledge of Board governance matters.

Mr. Muench – As President, is responsible for the day-to-day functions of the investment advisor, including management of the investment research process and the investment analytical group which monitors and makes recommendations regarding the retention of existing Subadvisers and addition of new Subadvisers within the investment option line-up.

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Mr. Muench brings to the Board of Trustees not only his expertise in investment management, but also his day-to-day working knowledge of the strategic direction of the Trust and the performance of the various funds of the Trust.

Officers

Name, Address, and Birth Year	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present.
Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present
Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(1) and Anti- Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present
Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020
Mike Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present

(1)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

(2)	Indefinite.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2021.

Name of Director	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the AIM Complex
Peter R. Burnim 5701 Golden Hills Drive Minneapolis, MN 55416	None	$50,001-$100,000
Peggy L. Ettestad 5701 Golden Hills Drive Minneapolis, MN 55416	None	$50,001-$100,000
Tamara Lynn Fagely 5701 Golden Hills Drive Minneapolis, MN 55416	None	$10,001-$50,000
Richard H. Forde 5701 Golden Hills Drive Minneapolis, MN 55416	None	$50,001-$100,000
Jack Gee* 5701 Golden Hills Drive Minneapolis, MN 55416	None	$10,001-$50,000
Claire R. Leonardi 5701 Golden Hills Drive Minneapolis, MN 55416	None	$10,001-$50,000

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Name of Director	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the AIM Complex
Dickson W. Lewis 5701 Golden Hills Drive Minneapolis, MN 55416	None	$10,001-$50,000
Brian Muench 5701 Golden Hills Drive Minneapolis, MN 55416	None	$50,001-$100,000

*Prior	to January 1, 2022, Mr. Gee was a consultant to the Independent Trustees of the Trust and the VIP Trust.

The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2021. Except as disclosed below, no executive officer or person affiliated with the Trust, other than the Trustees, received compensation from any Fund for the fiscal year ended December 31, 2021, in excess of $60,000. Trustees who are affiliated with the Funds’ Distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out of pocket expenses relating to attendance at meetings.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the AIM Complex

NON-INTERESTED TRUSTEES

Peter R. Burnim	$69,719	$0	N/A	$195,375

Peggy L. Ettestad	$81,762	$0	N/A	$229,125

Tamara Lynn Fagely	$72,395	$0	N/A	$202,875

Richard H. Forde	$69,719	$0	N/A	$195,375

Jack Gee	$68,380	$0	N/A	$191,625

Claire R. Leonardi	$68,380	$0	N/A	$191,625

Dickson W. Lewis	$71,057	$0	N/A	$199,125

INTERESTED TRUSTEES

Brian Muench	$0	$0	N/A	$0

TRUSTEE HOLDINGS

As of March 31, 2022, all Trustees and Officers of the Trust, as a group, owned less than 1% of the outstanding shares of any Fund of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2022, the following persons were known by the Trust to own beneficially, 5% or more shares of the Funds:

Fund/Shareholder	Percent of the Class Total Assets Held by Allianz Life Insurance Company of North America*	Percent of the Class Total Assets Held by Allianz Life Insurance Company of New York**
AZL Balanced Index Strategy Fund	93.34%	6.66%
AZL DFA Multi-Strategy Fund	90.87%	9.13%
AZL MVP Balanced Index Strategy Fund	86.92%	13.08%
AZL MVP Global Balanced Index Strategy Fund	87.65%	12.35%
AZL MVP DFA Multi-Strategy Fund	89.89%	10.11%
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	86.86%	13.14%
AZL MVP Fusion Balanced Fund	90.98%	9.02%
AZL MVP Fusion Conservative Fund	91.46%	8.54%
AZL MVP Fusion Moderate Fund	89.68%	10.32%
AZL MVP Growth Index Strategy Fund	86.59%	13.41%
AZL MVP Moderate Index Strategy Fund	87.38%	12.62%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	86.53%	13.47%

*	Allianz Life Insurance Company of North America (Allianz Life Variable Account B), 5701 Golden Hills Drive, Minneapolis, MN 55416
**	Allianz Life Insurance Company of New York (Allianz Life of NY Variable Account C), One Chase Manhattan Plaza, 37th Floor, New York, NY 10005 1423

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The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and the Funds. All of the outstanding shares of the Funds are owned by Allianz Life Variable Account B, and Allianz Life of NY Variable Account C (the “Separate Accounts”) or otherwise by Allianz Life or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees, approve the investment management agreement and the distribution agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.

THE MANAGER

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an Investment Management Agreement (the “Management Agreement”) with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive Minneapolis, MN 55416. Allianz Life is the sole owner of the Manager.

The Trust, on behalf of each Fund, has entered into a Management Agreement with the Manager. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Underlying Funds and other securities. For management services, each Fund pays the Manager a fee computed daily at an annual rate based on each Fund’s average daily net assets according to the following schedule:

Name of Fund	Gross Management Fee
AZL Balanced Index Strategy Fund	0.05%
AZL DFA Multi-Strategy Fund	0.05%
AZL MVP Balanced Index Strategy Fund	0.10%
AZL MVP DFA Multi-Strategy Fund	0.20%
AZL MVP FIAM Multi-Strategy Fund	0.10%
AZL MVP Fusion Balanced Fund	0.20%
AZL MVP Fusion Conservative Fund	0.20%
AZL MVP Fusion Moderate Fund	0.20%
AZL MVP Global Balanced Index Strategy Fund	0.10%
AZL MVP Growth Index Strategy Fund	0.10%
AZL MVP Moderate Index Strategy Fund	0.10%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%

The Manager and the Funds listed below have entered into a written agreement whereby the Manager has contractually agreed to reduce the Fund’s management fees to the rates shown below in order to maintain more competitive expense ratios. These rates may not be increased and the reductions may not be terminated prior to April 30, 2023.

Name of Fund	Management Fee
AZL MVP DFA Multi-Strategy Fund	0.10% on all assets
AZL MVP Fusion Balanced Fund	0.15% on all assets
AZL MVP Fusion Conservative Fund	0.15% on all assets
AZL MVP Fusion Moderate Fund	0.15% on all assets

Wilshire Associates Incorporated (“Wilshire”), located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401, serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Funds and the Funds’ asset allocations among the Fusion Funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

The Manager separately has entered into an expense limitation agreement with each of the Funds (each an “Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. The operating expenses covered by the Expense Limitation Agreement include fees deducted from Fund

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assets such as audit fees and payments to independent trustees but does not include the operating expenses of other investment companies in which the Funds may invest (“acquired fund fees and expenses”). Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

The Manager may request and receive reimbursement from the Funds (“recoupment”) for expenses previously paid by the Manager under the Expense Limitation Agreement, which may include waived management fees, provided that such reimbursement will not cause the Fund to exceed any limits in effect (i) at the time of the original waiver and (ii) at the time of such reimbursement. The Fund’s ability to reimburse the Manager in this manner only applies to expenses paid by the Manager within the three fiscal years prior to the date of such reimbursement. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

The Manager and each of the following Funds have entered into an additional written agreement, through April 30, 2023, limiting the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees and expenses, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), to the amount set forth below:

Name of Fund	Expense Limitation for Fund
AZL Balanced Index Strategy Fund	0.20%
AZL DFA Multi-Strategy Fund	0.20%
AZL MVP Balanced Index Strategy Fund	0.20%
AZL MVP DFA Multi-Strategy Fund	0.15%
AZL MVP FIAM Multi-Strategy Fund	0.15%
AZL MVP Fusion Balanced Fund	0.30%
AZL MVP Fusion Conservative Fund	0.35%
AZL MVP Fusion Moderate Fund	0.30%
AZL MVP Global Balanced Index Strategy Fund	0.15%
AZL MVP Growth Index Strategy Fund	0.20%
AZL MVP Moderate Index Strategy Fund	0.15%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.15%

Pursuant to the Management Agreement, the Funds pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one year periods if such continuance is approved at least annually (i) by the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days’ prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Management Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from

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willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Fund	Period Ended December 31, 2021			Period Ended December 31, 2020			Period Ended December 31, 2019
	Management Fees Earned	Recoupment	Management Fees Waived	Management Fees Earned	Recoupment	Management Fees Waived	Management Fees Earned	Recoupment	Management Fees Waived
AZL Balanced Index Strategy Fund	$218,288	$-	$-	$192,460	$-	$-	$198,616	$-	$-
AZL DFA Multi-Strategy Fund	477,947	-	-	445,707	-	-	497,498	-	-
AZL MVP Balanced Index Strategy Fund	327,626	-	-	307,161	-	-	321,877	-	-
AZL MVP DFA Multi-Strategy Fund	194,028	-	97,012	175,566	-	130,476	187,098	-	127,660
AZL MVP FIAM Multi-Strategy Fund	255,091	-	-	245,985	-	-	259,108	-	-
AZL MVP Fusion Balanced Fund	1,628,486	-	407,129	1,632,403	-	-	1,891,251	-	-
AZL MVP Fusion Conservative Fund	470,456	-	117,616	474,505	-	-	491,565	-	-
AZL MVP Fusion Moderate Fund	3,770,213	-	942,570	3,634,272	-	-	4,045,298	-	-
AZL MVP Global Balanced Index Strategy Fund	710,033	-	-	699,067	-	-	3,427,805	-	-
AZL MVP Growth Index Strategy Fund	2,646,200	-	-	2,448,542	-	-	2,615,515	-	-
AZL MVP Moderate Index Strategy Fund	533,593	-	-	507,097	-	-	521,097	-	-
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	1,443,610	-	-	1,268,718	-	-	1,226,736	-	-

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Operations as “Administrative and compliance service fees” in the Funds’ annual and semiannual reports.

The Trust, the VIP Trust, and the Manager were issued an exemptive order from the Securities and Exchange Commission in September 2002, which permits the Funds to obtain the services of one or more subadvisers without investor or shareholder approval. The exemptive order also permits the terms of Subadvisory Agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a Subadvisory Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust’s Board of Trustees. No Fund of the FOF Trust currently relies on this order, and no Fund will rely on the order until it receives approval from its shareholders. The Underlying Funds of the VIP Trust do currently rely on this order.

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OTHER MANAGED ACCOUNTS

The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of reflects information at December 31, 2021.

Portfolio Manager	Other Registered Investment Company Accounts/ Assets Under Management	Other Pooled Investment Vehicles/ Assets Under Management	Other Accounts/ Assets Under Management
Brian Muench	20 / $20.87 billion	n/a	n/a
Brian Mong	1 / $1.93 billion	n/a	n/a
Darin Egbert	1 / $1.93 billion	n/a	n/a
Josiah Highmark	10 / $349.77 million	n/a	n/a

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

•Time and attention – The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Manager seeks to manage such competing interests for the time and attention of portfolio managers by having most portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•Limited investment opportunities – If a portfolio manager identifies a limited investment opportunity, which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Manager has adopted procedures for allocating portfolio transactions across multiple accounts.

•Brokerage allocation – With respect to securities transactions for the Funds, the Manager determines which broker to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts, the Manager may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•Pursuit of differing strategies – At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing, including potentially opposite, positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds and/or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

•Variation in compensation – Finally, the appearance of a conflict of interest may arise where the Manager has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Manager may have a potential conflict of interest in allocating assets among the Underlying Funds because the subadvisory fee rate it pays to the Subadvisers of the Underlying Funds are different and due to payments received by affiliates of the Manager from the investment adviser or other affiliates of the PIMCO Underlying Funds.

The Manager has adopted certain compliance procedures designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

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PORTFOLIO MANAGER COMPENSATION

The following section includes portfolio manager compensation information as of December 31, 2021, for the Manager in its capacity as asset manager for the Funds.

The portfolio manager’s cash compensation consists of a fixed, market-based salary and an annual incentive bonus; employees may also be eligible for compensation under a long-term performance incentive plan (known as Allianz Executive Incentive - AEI). The salary, and any annual salary increase, is determined based on relevant market considerations and the employee’s individual performance. The amount of any annual incentive bonus is determined based on the overall financial performance relative to business goals of the Manager and its parent, Allianz Life, and on the employee’s individual performance. Eligibility for compensation under the AEI is based on the employee’s level in the organization and individual performance. An eligible employee may be awarded AEI units based on the overall financial performance relative to business goals of the Manager and its parent, and on the employee’s individual performance. AEI units are valued and paid out after four years following the award, with the full value paid at the end of the four year vesting period. The actual value of the AEI units in any year is based primarily on the overall financial performance relative to business goals of the Manager and its ultimate parent Allianz SE.

Portfolio managers also may be eligible to participate in (i) a 401(k) retirement plan, (ii) a non-qualified employee stock purchase plan, which offers participants the opportunity to invest at a discount in shares of the publicly-traded stock of the Manager’s ultimate parent, Allianz SE, and (iii) a non-qualified deferred compensation plan, which offers participants the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

Portfolio manager compensation is not based on the value of the assets held in the Funds’ portfolios and is not based directly on the performance of the Funds; the performance of the Funds is a factor in the evaluation of the portfolio managers’ performance, and each portfolio manager’s individual performance is a factor in the determination of cash compensation, as described above.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS

At December 31, 2021, the portfolio managers did not beneficially own shares of any Fund.

PORTFOLIO TRANSACTIONS BY THE FUNDS

As of the date of this SAI, the Funds invest only in registered investment companies managed by affiliates, unaffiliated mutual funds, and other securities or derivative instruments. Such investments will be subject to various commission schedules and restrictions, as set out in the following paragraphs.

Purchases and sales of portfolio securities held by the Funds which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Manager is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager, in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager may receive orders for transactions on behalf of the Trust. The types of research services the Manager receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager and does not reduce the fees payable to

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such adviser by the Trust. Such information may be useful to the Manager in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Trust.

While the Manager generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker.

The total brokerage commissions paid by each Fund for the last three fiscal years are listed in the following table.

Fund	Total Brokerage Commission Paid for the Fiscal Year Ended December 31, 2021	Total Brokerage Commission Paid for the Fiscal Year Ended December 31, 2020	Total Brokerage Commission Paid for the Fiscal Year Ended December 31, 2019
AZL Balanced Index Strategy Fund	$-	$-	$-
AZL DFA Multi-Strategy Fund	-	-	-
AZL MVP Balanced Index Strategy Fund	313	1,895	427
AZL MVP Global Balanced Index Strategy Fund	2,512	4,212	904
AZL MVP DFA Multi-Strategy Fund	95	707	149
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	355	1,630	399
AZL MVP Fusion Balanced Fund	786	5,160	1,247
AZL MVP Fusion Conservative Fund	232	1,165	282
AZL MVP Fusion Moderate Fund	1,750	12,020	2,783
AZL MVP Growth Index Strategy Fund	2,196	24,631	4,590
AZL MVP Moderate Index Strategy Fund	492	3,396	734
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	1,334	10,177	2,167

Information regarding the portfolio transactions of each Underlying Fund and total brokerage commissions paid by each Underlying Fund during the last fiscal year is available in the SAI for each Underlying Fund. Information regarding obtaining the SAI for the Permitted Underlying Funds is found on the cover page of this SAI.

AFFILIATED BROKERS

The Funds have paid no brokerage commissions to any broker that is affiliated with the Trust or the Manager for each of the three fiscal years ended December 31, 2019, December 31, 2020, and December 31, 2021.

Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager, the Funds’ Distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees, the Funds may borrow from the Manager for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction “fails” due to circumstances beyond a Fund’s control.

At December 31, 2021, the Funds did not hold any securities of any issuer which derived more than 15% of its gross revenues from the business of a broker, dealer, underwriter, or an investment adviser.

Investment decisions for each Fund are made independently from those made for the other Funds or any other portfolio, investment company or account managed by the Manager or adviser/subadviser of an Underlying Fund. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust the Manager will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or an adviser/subadviser of an Underlying Fund and, in dealing with its customers, the Manager, its parent and affiliates or an adviser/subadviser of an Underlying Fund will not inquire or take into consideration whether securities of such customers are held by the Trust.

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Information regarding affiliated brokers of the Permitted Underlying Funds and the brokerage commissions paid by the Underlying Funds during the last three years to any broker that is affiliated with the Underlying Fund or its investment adviser is available in the SAI for each Underlying Fund.

ADMINISTRATOR AND FUND ACCOUNTANT

Citi Fund Services Ohio, Inc. (“CFSO”), whose principal location of business is 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, serves as the administrator (the “Administrator”) and fund accountant (the “Fund Accountant”) to the Trust pursuant to a Services Agreement (the “Services Agreement”), as amended. CFSO also serves as the Administrator and Fund Accountant to the VIP Trust.

As Administrator, CFSO has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N CEN and N PORT or any comparable or replacement forms thereof; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust’s counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust’s operations other than those performed by the Manager under the Management Agreement, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

As Fund Accountant, CFSO maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust’s custodian, affirmation to the Trust’s custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust’s custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

CFSO receives a fee for its services as Administrator and Fund Accountant in the amount of $49,928 annually per Fund and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly. In addition, CFSO receives an annual fee of $73,542 from the Trust for Compliance Services utilized by the Chief Compliance Officer of the Trust.

For the fiscal year ended December 31, 2021, CFSO was entitled to receive and waived administration fees from the Funds as follows:

Fund	Service Fees Earned	Service Fees Waived
AZL Balanced Index Strategy Fund	$61,574	$-
AZL DFA Multi-Strategy Fund	59,790	-
AZL MVP Balanced Index Strategy Fund	59,034	-
AZL MVP DFA Multi-Strategy Fund	61,131	-
AZL MVP FIAM Multi-Strategy Fund	58,999	-
AZL MVP Fusion Balanced Fund	58,296	-
AZL MVP Fusion Conservative Fund	59,047	-
AZL MVP Fusion Moderate Fund	62,276	-
AZL MVP Global Balanced Index Strategy Fund	63,942	-
AZL MVP Growth Index Strategy Fund	66,827	-
AZL MVP Moderate Index Strategy Fund	59,233	-
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	61,939	-

The Services Agreement shall continue in effect until December 31, 2022, and thereafter renew for successive one year terms unless terminated by either party not less than 60 days prior to the expiration of such term. The Services Agreement is terminable by either party without cause on 180 days’ written notice or for cause on 30 days’ written notice without penalty by the Trust or by CFSO. The Services Agreement provides that CFSO shall not be liable for any error of judgment

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or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by CFSO of its obligations and duties thereunder.

DISTRIBUTOR

Allianz Life Financial Services, LLC (the “Distributor”), whose principal location of business is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as distributor to the Trust pursuant to a Distribution Agreement (the “Distribution Agreement”). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds’ shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds’ shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust’s Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days’ written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by the Distributor on 90 days’ written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

CUSTODIAN

The Bank of New York Mellon (“BNY Mellon”), One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under “Other Expenses” in the Fees and Expenses table for each Fund.

TRANSFER AGENT

FIS Investor Services LLC, whose principal location of business is 4249 Easton Way Suite 400, Columbus, OH 43219, serves as the transfer agent to the Trust pursuant to a Transfer Agency Services Agreement with the Trust, assigned to FIS April 1, 2015. FIS also serves as the Transfer Agent to the VIP Trust. As Transfer Agent, FIS performs the following services in connection with each Fund’s shareholders of record: maintains shareholder records, processes shareholder purchase and redemption orders, processes transfers and exchanges of shares of the Funds on the shareholder files and records, and processes dividend payments and reinvestments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, NY 10017, is the independent registered public accounting firm for the Trust. PwC provides audit services, tax return preparation and assistance, and audit related services in connection with certain SEC filings for the Trust.

LEGAL COUNSEL

Stradley Ronon Stevens and Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103 serves as the Trust’s legal counsel.

CODES OF ETHICS

Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust’s registration statement which is on file with, and available from, the SEC. Each Code has been adopted pursuant to Rule 17j-1 under the 1940 Act and Rule 204A under the Investment Advisers Act of 1940.

CONSULTANT TO THE MANAGER

The Manager has retained Wilshire Funds Management as a consultant to assist it in analyzing individual Fusion Underlying Funds and aggregate Fusion Fund composition and risk parameters. The Consultant provides various portfolio structuring analysis services to the Manager. It does not, however, have advisory authority with regard to the Fusion Funds

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and does not enter portfolio transactions. The Fusion Funds’ portfolios are managed by and investment decisions are made by the Manager. The Consultant and its agreement with the Manager are further discussed in “Management of the Trust –The Manager.”

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

The Trust is a Delaware statutory trust organized on June 16, 2004. The Amended and Restated Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established 12 series. Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the Funds’ shares.

Under the terms of the Amended and Restated Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office deem it appropriate to call a shareholders’ meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting.

The shareholders of the Trust are the Participating Insurance Companies and the Separate Accounts which hold the right to vote upon matters at any meeting of the shareholders of the Trust. However, the Trust understands that the Participating Insurance Companies generally will solicit voting instructions from Contract owners regarding matters submitted to shareholder vote and the Participating Insurance Companies will vote all outstanding shares of any Fund of the Trust in accordance with instructions timely given by the owners of the Contracts for which the Fund serves as a funding vehicle. Fund shares held by a Separate Account as to which no instructions have been received or that are not attributable to a Contract owner, Fund shares held by a Participating Insurance Company for its own account, and Fund shares held by the FOF Trust also will be voted for or against any proposition, or in abstention, in the same proportion as the shares as to which instructions have been received. Because most Contract owners do not provide instructions, the effect of this proportional voting is that a small number of Contract owners can determine the outcome of the voting. If, in the future, a Participating Insurance Company determines that it is permitted to vote any shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

The Amended and Restated Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Amended and Restated Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

As used in the Funds’ Prospectus and in this SAI, “vote of a majority of the outstanding shares” of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”). Because shares of the Fund are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable life insurance policy or variable annuity contract (“variable contract”).

This “Additional Tax Information” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter

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no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of the shares of the Fund selected as an investment option. Holders of variable contracts should consult their own tax advisors for more information on their tax situation, including the possible applicability of federal, state, local and foreign taxes.

Taxation of the Fund

The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

•	In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•

Distribution Requirement – the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•

Income Requirement – the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test – the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible

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that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Fund-of-Funds. Distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in distributions to shareholders of ordinary income or capital gains. The Fund generally will not be able to currently offset gains realized by one underlying fund in which it invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, unless the Fund is a qualified fund-of-funds discussed below, the Fund (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes and (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund. Dividends paid by the Fund from interest earned by an underlying fund on U.S. government obligations is unlikely to be exempt from state and local income tax. However, the Fund is eligible to pass-through to shareholders dividends eligible for the corporate dividends-received deduction earned by an underlying fund. A qualified fund-of-funds, i.e., a Fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see “Distributions of Capital Gains” below).A “qualified late year loss” includes:

(i)any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

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The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to- market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Federal excise taxes will not apply to the Fund in a given calendar year, however, if all of its shareholders (other than certain “permitted shareholders”) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products. For purposes of determining whether the Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection with organization of the Fund is disregarded as long as the investment does not exceed $250,000. Permitted shareholders include other RICs eligible for the exemption (e.g. insurance dedicated fund-of-funds).If the Fund fails to qualify for the exemption, the Fund intends to declare and pay these distributions in December (or to pay them in January, in which case shareholders must treat them as received in December) to avoid any material liability for federal excise tax, but can give no assurances that its distributions will be sufficient to eliminate all taxes. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so.

Special Rules Applicable to Variable Contracts

The Fund intends to comply with the diversification requirements of Section 817(h) of the Code and the regulations thereunder relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). If these requirements are not met, or under other limited circumstances, it is possible that the contract owners (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts. The Fund intends to comply with these diversification requirements.

Section 817(h) of the Code generally requires a variable contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the Fund must either (a) satisfy the Asset Diversification Test and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other

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regulated investment companies; or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For the purposes of clause (b), all securities of the same issuer are considered a single investment, each agency or instrumentality of the U.S. government is treated as a separate issuer of securities, and a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer of securities.

Section 817(h) of the Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Fund. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if –

•	All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

•	Public access to such investment company is available exclusively through the purchase of a variable contract.

As provided in their offering documents, all the beneficial interests in the Fund are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Fund (and any corresponding regulated investment company such as a fund-of-funds that invests in the Fund) is available solely through the purchase of a variable contract (such a fund is sometimes referred to as a “closed fund”). Under the look-through rule of Section 817(h) of the Code and Treasury Regulations Section 1.817-5(f), a pro rata portion of each asset of the Fund, including a pro rata portion of each asset of any underlying fund that is a closed fund in which the Fund invests, is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified. See also, Revenue Ruling 2005-7.

For a variable contract to qualify for tax deferral, assets in the segregated asset accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Accordingly, a contract owner should not have an impermissible level of control over the Fund’s investment in any particular asset so as to avoid the prohibition on investor control. If the contract owner were considered the owner of the segregated asset account, income and gains produced by the underlying assets would be included currently in the contract owner’s gross income with the variable contract being characterized as a mere “wrapper.” The Treasury Department has issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account, and is likely to issue additional rulings in the future. It is not known what standards will be set forth in any such rulings or when, if at all, these rulings may be issued.

The IRS may consider several factors in determining whether a contract owner has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC’s investment strategies are sufficiently broad to prevent a contract owner from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract owner from being deemed to be making particular investment decisions through its investment in a segregated asset account. The relationship between the Fund and the variable contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Fund reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a variable contract might be subject to current taxation because of investor control.

Another factor that the IRS examines concerns actions of contract owners. Under the IRS pronouncements, a contract owner may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A contract owner thus may not select or direct the purchase or sale of a particular investment of the Fund. All investment decisions concerning the Fund must be made by the portfolio managers in their sole and absolute discretion, and not by a contract owner. Furthermore, under the IRS pronouncements, a contract owner may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Fund.

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The IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control” over a segregated asset account’s investments in funds such as the Fund, and such guidance could affect the treatment of the Fund, including retroactively. In the event that additional rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objectives or investment policies. The Fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund also may recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to the separate account. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to the separate account may be qualified dividends eligible for the corporate dividends-received deduction. See the discussion below under the heading, “Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be distributable as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be distributable as long-term capital gain. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Maintaining a $1 share price (AZL Government Money Market Fund). Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund-of-funds, the Fund may elect to pass through to the Fund’s shareholders their pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders).Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of ” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

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Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. (Under the TCJA, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Consent Dividends. The Fund may utilize the consent dividend provisions of section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any)

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in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax- exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to shareholders, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

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Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a U.S. REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.

Investment in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” In addition, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States, which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of ” dividends are not considered dividend income. These distributions will not qualify for the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of ” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of ” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

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Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Tax Consequences To Shareholders

Since shareholders of the Fund will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

PERFORMANCE INFORMATION

From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund’s net investment income per share earned during a recent one month period by that Fund’s per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

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Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or CFSO reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such fee reductions.

Yields and total returns quoted for the Funds include the effect of deducting the Funds’ expenses, but may not include charges and expenses attributable to a particular Contract. Since shares of the Funds may be purchased only through a Contract, you should carefully review the prospectus of the Contract you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds’ yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product, which invests in the Funds.

YIELDS OF THE NON-MONEY MARKET FUNDS

Yields of each of the Non-Money Market Funds will be computed by analyzing net investment income per share for a recent thirty day period and dividing that amount by a Fund share’s maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the non-money market Underlying Funds that compose the VIP trust and the Funds will vary from time to time depending upon market conditions, the composition of a Fund’s portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN

Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to a Fund in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS

Individual Trustees are elected by the shareholders and, subject to removal by a vote of two thirds of the Board of Trustees, serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two thirds of the shares then outstanding.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed duplicating fee.

Holders of Contracts issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust’s unaudited semi annual financial statements and year end financial statements audited by the Trust’s independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

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The Trust currently does not foresee any disadvantages to the holders of Contracts of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of Contracts may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The Contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS

The audited financial statements for each Fund’s most recent fiscal year ended December 31, 2021, including the notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated into this SAI by reference to the Annual Reports to shareholders for the Funds contained in the Form N-CSR filed on March 8, 2022.

The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

A copy of the Annual Report and the Funds’ latest Semi-Annual Report may be obtained without charge on the internet by accessing the Allianz Life website at https://www.allianzlife.com/azlfunds or upon written request from the Trust at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, or by calling toll free 1-800-624-0197.

PROXY VOTING POLICIES AND PROCEDURES

The proxy voting policies and procedures of the Trust, Allianz Investment Management LLC, and all of the Subadvisers are located in Appendix B to this SAI.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by accessing the Fund’s website at https://www.allianzlife.com or by accessing the SEC’s EDGAR database via the Internet at www.sec.gov.

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APPENDIX A

COMMERCIAL PAPER RATINGS

A Standard & Poor’s (“S&P”) commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor’s for commercial paper:

“A 1” – Obligations are rated in the highest category indicating that the obligor’s capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A 2” – Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated “A 1”. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A 3” – Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

“D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The “D” rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime 1” – Issuers (or supporting institutions) have a superior ability for repayment of senior short term debt obligations. Prime 1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

“Prime 2” – Issuers (or supporting institutions) have a strong ability for repayment of senior short term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime 3” – Issuers (or supporting institutions) have an acceptable ability for repayment of senior short term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” – Issuers do not fall within any of the rating categories.

Fitch IBCA short term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

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“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated “F1.”

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

CORPORATE AND LONG TERM DEBT RATINGS

The following summarizes the ratings used by Standard & Poor’s (“S&P”) for corporate and municipal debt:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” –An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Debt is regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – Debt is less vulnerable to non payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – Debt is more vulnerable to non payment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – Debt is currently vulnerable to non payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to non payment.

“C” – The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

“D” – An obligation rated “D” is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. “D” rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS ( ) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“r” – This rating is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest

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only and principal only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

The following summarizes the ratings used by Moody’s for corporate and municipal long term debt:

“Aaa” – Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” – Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in “Aaa” securities.

“A” – Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” – Bonds are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba,” “B,” “Caa,” “Ca” and “C” – Bonds that possess one of these ratings provide questionable protection of interest and principal (“Ba” indicates speculative elements; “B” indicates a general lack of characteristics of desirable investment; “Caa” are of poor standing; “Ca” represents obligations which are speculative in a high degree; and “C” represents the lowest rated class of bonds). “Caa,” “Ca” and “C” bonds may be in default.

Con. (-) – Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

“AAA” – Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

“AA” – Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

“BBB” – Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

“BB” – Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

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“B” – Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” – Bonds are in default. Securities are not meeting obligations and are extremely speculative. “DDD” designates the highest potential for recovery on these securities, and “D” represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including “AA” to “B” may be modified by the addition of a plus (+) or minus ( ) sign to show relative standing within these major rating categories.

The Allianz Variable Insurance Products Trust Fund of Funds Statement of Additional Information – April 29, 2022

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APPENDIX B

PROXY VOTING POLICIES

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AIM ETF PRODUCTS TRUST

I.	Policy Proxy Voting Policy and Procedures (revised effective March 1, 2020)

A.         Basis for Proxy Voting. The Allianz Variable Insurance Products Trust (the “VIP Trust”), the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust”; together with the VIP Trust, the “VA Trusts”) and the AIM ETF Products Trust (the “ETF Trust”; together with the VA Trusts, the “Trusts”) seek to vote proxies received with respect to the securities held by one or more of their outstanding series (each, a “Fund”) in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of a favorable investment return.

B.         Delegation of Proxy Voting. The Board of Trustees (the “Board”) of the Trusts recognizes that the right to vote a proxy with respect to the securities that each Fund holds is an asset of that Fund and that the oversight of the effective management of this asset is a part of the Board’s oversight responsibility and the obligations of the Trusts’ officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by Allianz Investment Management LLC (“AIM”) and by those investment advisers retained by AIM to provide day-to-day investment management services to the Funds of the VIP Trust (each, a “Subadviser”). Accordingly, the Board hereby delegates to AIM or to each Subadviser of a Fund of the VIP Trust, as the case may be, the responsibility for voting proxies on securities held by any Fund, the purchase and holding of which is a result of one or more investment decisions made by AIM or such Subadviser, subject to the continuing oversight of the Board(1) (hereafter, AIM and the Subadvisers may, as appropriate, be referred to individually as a “Manager” or collectively as the “Managers”).

(1)         This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.

C.         Monitoring of Proxy Voting by Subadvisers. The Board further delegates to AIM, as an integral part of those services provided by AIM to the VIP Trust pursuant to its agreement with the VIP Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Subadviser votes proxies received with respect to Fund securities in a manner that is consistent with such Subadviser’s fiduciary obligation to the VIP Trust and the proxy voting policies, procedures, and guidelines (“Proxy Voting Policies”) adopted by such Subadviser.

II.	Procedures

A.         Manager Proxy Voting Policies; Board Oversight. The Proxy Voting Policies of each Manager are incorporated by reference herein. The officers of the Trusts shall obtain from each Manager the Proxy Voting Policies adopted by such Manager. Generally, a Manager’s Proxy Voting Policies initially shall be presented to the Board for review and approval not later than the Board meeting at which the agreement dealing with the services to be provided by the Manager is submitted for the Board’s review and approval. Thereafter, Proxy Voting Policies or a summary thereof for each Manager shall be presented to the Board at least annually for its review and approval. The Trusts’ officers shall use reasonable efforts to ensure that the Board is notified promptly of any material changes in the Proxy Voting Policies of each Manager.

B.         Specific Matters.

1.         Conflict of Interest. The Trusts recognize that there may be instances in which a Manager (or affiliated persons of a Manager) has a financial interest in a matter presented by a proxy. In reviewing the adequacy of Proxy Voting Policies provided to the Trusts by Managers, the Trusts’ officers will evaluate the extent to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Manager has limited discretion in making a proxy voting decision in the event of a conflict of interest, or existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a conflict between the interests of the Manager and the Trusts would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Manager may be unable to make a decision with regard to a particular proxy vote in accordance with its Proxy Voting Policies, due to the existence of a conflict. In these circumstances, and where the Manager advises the Trust of such a conflict and its inability to vote, the Trusts may direct the Manager how to vote. In directing a Manager how to vote, the Trusts may rely on one or more of the following considerations: the advice of counsel, or an independent third party; any voting decisions being made by other Managers to the Trusts on the same proxy voting decision, where a conflict does not exist; the policies and procedures of the Manager that is unable to vote due to the conflict; or any other consideration affecting the Trusts.

2.         Differences Among Proxy Voting Policies. The Trusts recognize that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Managers (such as, when more than one Fund, or two or more subportfolios of the same Fund that are managed by different Managers, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of the Trusts that such circumstance will not be deemed to suggest improper action on the part of any Manager or the Trusts.

3.         Proxy Voting for Loaned Securities. Portfolio securities of the Funds may, from time to time, be on loan through a securities lending program or securities lending arrangement with a third party (“Loaned Securities”). Currently, only the VIP Trust participates in securities lending. Voting rights that accompany Loaned Securities generally pass to the borrower of the securities. Because the right to vote a proxy with respect to the securities that each Fund holds is an important asset of that Fund, particularly, although not exclusively, with respect to proxies involving important or material events, it is the policy of the Trusts that it will direct the securities lending agent(s) to use reasonable efforts to recall Loaned Securities for the purpose of voting all proxies

The Trusts recognize that the ability to timely recall shares for proxy voting purposes requires the cooperation of the securities lending agent(s) and other service providers. Under certain circumstances, the recall of shares in time to be voted may not be possible due to applicable proxy voting record dates, the timing of receipt of information and administrative considerations. Accordingly, efforts to recall Loaned Securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting securities. The Trusts and their securities lending agent(s), and not the Managers, are responsible for recalling Loaned Securities.

4.         Cost-Benefit Analysis Involving Voting Proxies. The Trusts recognize that there may be circumstances in which refraining from voting a proxy may be in a Fund’s best interest, such as when the Manager determines that the cost of voting a proxy exceeds any expected benefit to the Fund. For example, a Manager may refrain from voting a proxy on behalf of a Fund due to de minimis holdings, immaterial impact on the portfolio, items relating to foreign issues (such as those described below) and timing issues related to the opening/closing of accounts. A Manager may refrain from voting a proxy of a foreign issue due to logistical considerations that may have a detrimental effect on the Manager’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language; (ii) untimely notice of a shareholder meeting; (iii) requirements to vote proxies in person; (iv) restrictions on a foreigner’s ability to exercise votes; (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting; or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Managers are expected, however, to vote all such proxies on a best-efforts basis.

5.         Proxy Voting for Affiliated Underlying Funds. Certain Funds of the Trusts may invest in shares of other investment companies (“Underlying Funds”) which may be advised by the Fund’s Manager or its affiliates. In particular, the Funds of the FOF Trust, each of which is advised by AIM, are expected to invest primarily in the shares of Underlying Funds which are advised by AIM or its affiliates. It is the policy of the Trusts that any proxy solicited by such an affiliated Underlying Fund shall be voted by the Trusts in the same ratio as shares are voted by the investors of such Underlying Fund who are not affiliated with the Manager or the Trusts. In the event that the affiliated Underlying Fund has no investors who are not affiliated with the Manager or the Trusts, any proxy solicited by such an affiliated Underlying Fund shall be voted by the Trusts in accordance with the recommendation of the Underlying Fund’s board.

C.	Voting Record Reporting.

1.         Maintenance of Manager Voting Records. No less than annually, the Trusts shall obtain from each Manager a record of each proxy voted with respect to portfolio securities of each Fund of the Trusts managed, in whole or in part, by that Manager during the year. This record may be provided directly by the Manager or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.

2. Annual Filing on Form N-PX. Each of the Trusts shall file an annual report of each proxy voted with respect to securities of the Trust’s Funds during the 12-month period ended June 30 on Form N-PX not later than August 31 of each year.

III.	Revocation

The delegation of the authority to vote proxies relating to portfolio securities of any Fund is entirely voluntary and may be revoked by either or both of the Trusts, acting by resolution of the Board, in whole or in part, at any time.

IV.	Disclosures

A.         Each of the Trusts shall include in its registration statement:

1.         Either copies of or a description of this policy and of each Manager’s Proxy Voting Policies; and

2.         A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

B.         Each of the Trusts shall include in its Annual and Semi-Annual Reports to shareholders:

1.         A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to securities of the Trust’s Funds is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; and on the SEC website.

2.         A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

Allianz Investment Management LLC

Proxy Voting Policy and Procedures (revised February 23, 2021)

The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Allianz Investment Management LLC (“AIM”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”) . AIM serves as the investment adviser to various clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) . These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of AIM and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff.

AIM will implement these Policies and Procedures for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. AIM’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets. These Policies and Procedures also apply to any voting rights and/or consent rights of AIM, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures .

Set forth below are AIM’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which AIM has discretionary voting authority. These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of AIM’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

AIM may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

AIM seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, AIM will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:

1.	convening an ad-hoc committee to assess and resolve the conflict ;

2.	voting in accordance with the policies of the client or with the instructions or consent of the client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.

AIM will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by AIM, AIM will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, AIM will disclose to its clients or the entity delegating the voting authority to AIM for such clients (for example, trustees or consultants retained by the client), how AIM voted such client’s proxy. In addition, AIM provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by AIM. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how AIM voted that client’s proxies is available upon request.

Record Keeping

AIM or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by AIM on behalf of a client; (4) a copy of any document created by AIM that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from AIM to any (written or oral) client request for such records. Additionally, AIM or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by AIM or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of AIM or its agent.

Review and Oversight

AIM’s proxy voting procedures are described below. AIM’s compliance group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

1.

Receipt of Proxies by AIM. AIM’s Fund Investment Oversight Committee (“FIO”) generally will receive notice of any proxy from registered owners of record (for example, custodian bank or other third-party service providers).

2.

Conflicts of Interest. The FIO will engage the compliance group to review each proxy to determine whether there may be a material conflict between AIM and its client. As part of this review, the compliance group will determine whether the issuer of the security or proponent of the proposal is a client or affiliate of AIM, or if a client or affiliate has actively solicited AIM to support a particular position.

3.	Vote. The FIO will review the information, will vote the proxy in accordance with these Policies and Procedures.

4.

Transmittal to Third Parties. The FIO will document the decision for each proxy received in a format designated by the custodian bank or other third party service provider. The FIO will maintain a log of all corporate actions, including proxy voting, that indicates, among other things, the date the notice was received and verified, the FIO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date, and any action taken.

5.

Information Barriers. Certain entities controlling, controlled by, or under common control with AIM (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer, and investment banking activities. AIM personnel and AIM’s agents are prohibited from disclosing information regarding AIM’s voting intentions to any Affiliate. Any AIM personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which AIM or its delegate intend to vote on a specific issue must terminate the contact and notify the compliance group immediately.

Certain personnel performing duties for AIM also are employed by and perform duties for Allianz Life Insurance Company of North America (“AZL”), which owns AIM. In certain circumstances, AIM personnel involved in the process of voting proxies on behalf of AIM’s client may also be involved in the process of voting the same proxies on behalf of AZL or other Affiliates. Any such circumstances should be reported to AIM’s compliance group, which will be responsible to ensure that the interests of AIM’s clients are protected and that any conflicts of interest are identified and resolved.

Categories of Proxy Voting Issues

In general, AIM reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. AIM considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. AIM may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because AIM believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of AIM’s clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of AIM, and a non-exhaustive list of factors that AIM may consider in determining how to vote the client’s proxies.

Board of Directors

1.

Independence. AIM may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation, and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

2.

Director Tenure and Retirement. AIM may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.

3.

Nominations in Elections. AIM may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.

4.

Separation of Chairman and CEO Positions. AIM may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.

5.

D&O Indemnification and Liability Protection. AIM may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (for example, negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

6.

Stock Ownership. AIM may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his/her duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

1.

Contested Director Nominations. AIM may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

2.

Reimbursement for Proxy Solicitation Expenses. AIM may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

3.	Ability to Alter the Size of the Board by Shareholders. AIM may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

4.

Ability to Remove Directors by Shareholders. AIM may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies

5.

Cumulative Voting. AIM may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.

6.

Supermajority Shareholder Requirements. AIM may consider all relevant factors, including but not limited to, limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

1.

Classified Boards. AIM may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

2.

Poison Pills. AIM may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

3.

Fair Price Provisions. AIM may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (for example, supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

1.

Stock Authorizations. AIM may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

2.

Issuance of Preferred Stock. AIM may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

3.

Stock Splits. AIM may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.

4.

Reverse Stock Splits. AIM may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

Executive and Director Compensation

1.

Stock Option Plans. AIM may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

2.

Director Compensation. AIM may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

3.

Golden and Tin Parachutes. AIM may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation

State Takeover Statutes. AIM may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings

1.

Mergers and Acquisitions. AIM may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. AIM may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.

2.

Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, AIM may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, AIM may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, AIM may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

Except as otherwise provided in the following paragraph, for a client that is invested in an investment company, AIM votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by AIM or its affiliates, if there is a conflict of interest that may be presented when voting for the client (for example, a proposal to approve a contract between AIM and the investment company), AIM will resolve the conflict by doing any one of the following: (i) voting in accordance with the written policies of the client or with the instructions or consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

1.

Election of Directors or Trustees. AIM may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.

2.

Converting Closed-End Fund to Open-End Fund. AIM may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

3.

Proxy Contests. AIM may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4.

Investment Advisory Agreements. AIM may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) total return performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

5.

Policies Established in Accordance with the 1940 Act. AIM may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

6.

Changing a Fundamental Restriction to a Non-Fundamental Restriction. AIM may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.

7.

Rule 12b-1 Plans. AIM may consider the following when voting on a proposal to approve a Rule 12b-1 Plan: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8.

Names Rule Proposals. AIM may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9.

Disposition of Assets/Termination/Liquidation. AIM may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.

10.

Changes to Charter Documents. AIM may consider the following when voting on a proposal to change a fund’s charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

11.

Changing the Domicile of a Fund. AIM may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

12.

Change in Fund’s Subclassification. AIM may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

Distressed and Defaulted Securities

1.

Waivers and Consents. AIM may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities that are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2.

Voting on Chapter 11 Plans of Liquidation or Reorganization. AIM may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

Miscellaneous Provisions

1.

Other Business. Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.” AIM may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”: (i) whether the board is limited in what actions it may legally take within such authority; and (ii) AIM’s responsibility to consider actions before supporting them.

2.

Equal Access. AIM may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

3.

Charitable Contributions. AIM may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.

4.

Special Interest Issues. AIM may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

Exhibit Number	Description of Exhibit

(a)*	Agreement and Declaration of Trust, of the Allianz Variable Insurance Products Fund of Funds Trust, as amended and restated as of December 1, 2021, filed herewith.

(b)*	By-laws, of the Allianz Variable Insurance Products Fund of Funds Trust, as amended and restated, adopted as of December 1, 2021, filed herewith.

(c)	Not Applicable

(d)(1)	Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on December 30, 2004 as Exhibit (d)(1) to Registrant’s Pre-effective Amendment No. 2, is incorporated by reference.

(d)(1)(i)	Revised Schedule A, dated October 1, 2020, to the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on April 29, 2021 as Exhibit (d)(1)(i) to Registrant’s Post-Effective Amendment No. 41, is incorporated by reference.

(d)(1)(ii)*	Attachment 1 to Revised Schedule A, dated October 1, 2021, to the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed herewith.

(e)(1)	Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant’s Post-Effective Amendment No. 3, is incorporated by reference.

(e)(1)(i)	Revised Schedule I, dated October 1, 2020, to the Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2021 as Exhibit (e)(1)(i) to Registrant’s Post-Effective Amendment No. 41, is incorporated by reference.

(e)(1)(ii)	Fee Agreement Letter dated August 28, 2007, to the Distribution Agreement between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on February 2, 2009 as Exhibit (e)(1)(ii) to Registrant’s Post-Effective Amendment No. 4, is incorporated by reference.

(e)(2)	Amended and Restated Participation Agreement, dated November 1, 2015, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 18, 2016, as Exhibit (e)(2) to Registrant’s Post-Effective Amendment No. 28, is incorporated by reference.

(e)(3)	Amended and Restated Participation Agreement, dated November 1, 2015, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed on April 18, 2016, as Exhibit (e)(3) to Registrant’s Post-Effective Amendment No. 28, is incorporated by reference.

(f)	Not Applicable

(g)	Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 2, 2009 as Exhibit (g) to Registrant’s Post-Effective Amendment No. 4, is incorporated by reference.

(g)(1)(i)	Amendments dated; May 2, 2011, July 16, 2010, April 22, 2010, and October 26,2009 to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on December 13, 2011 as Exhibit (g)(1)(i) to Registrant’s Post-Effective Amendment No. 11, is incorporated by reference.

(g)(1)(ii)	Custody and Securities Lending Fee Schedule dated January 1, 2021, between Allianz Life Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on April 29, 2021 as Exhibit (g)(1)(ii) to Registrant’s Post-Effective Amendment No. 41, is incorporated by reference.

(g)(1)(iii)	Amendment dated October 31, 2013 to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on April 23, 2014 as Exhibit (g)(1)(iii) to Registrant’s Post-Effective Amendment No. 21, is incorporated by reference.

(g)(1)(iv)	Amendments dated January 10, 2014 and April 28, 2014 to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 5, 2015 as Exhibit (g)(1)(iv) to Registrant’s Post-Effective Amendment No. 23, is incorporated by reference.

(g)(1)(v)	Amendments dated October 27, 2014 and April 27, 2015, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on April 21, 2015 as Exhibit (g)(1)(v) to Registrant’s Post-Effective Amendment No. 24, is incorporated by reference.

(g)(1)(vi)	Fourteenth Amendment dated October 30, 2015, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on April 18, 2016, as Exhibit (g)(1)(vi) to Registrant’s Post-Effective Amendment No. 28, is incorporated by reference.

(g)(1)(vii)	Fifteenth and Sixteenth Amendments dated April 25, 2016 and October 28, 2016, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 15, 2017 as Exhibit (g)(1)(vii) to Registrant’s Post-Effective Amendment No. 30, is incorporated by reference.

(h)(1)	Services Agreement dated January 1, 2021, between Allianz Variable Insurance Products Fund of Funds Trust and Citi Fund Services Ohio, Inc., filed on April 29, 2021 as Exhibit (h)(1) to Registrant’s Post-Effective Amendment No. 41, is incorporated by reference.

(h)(1)(i)	Transfer Agency Agreement dated April 1, 2015, between Allianz Variable Insurance Products Fund of Funds Trust and Citi Fund Services Ohio, Inc., filed on April 21, 2015 as Exhibit (h)(1)(ii) to Registrant’s Post-Effective Amendment No. 24, is incorporated by reference.

(h)(1)(ii)	Agreement amendments dated November 14, 2017 and October 30, 2020 to the Transfer Agency Agreement dated April 1, 2015, between Allianz Variable Insurance Products Fund of Funds Trust and Citi Fund Services Ohio, Inc., filed on April 29, 2021 as Exhibit (h)(1)(iv) to Registrant’s Post-Effective Amendment No. 41, is incorporated by reference.

(h)(2)	PFO Agreement dated January 1, 2021, between Allianz Variable Insurance Products Fund of Funds Trust and Citi Fund Services Ohio, Inc., filed on April 29, 2021 as Exhibit (h)(2) to Registrant’s Post-Effective Amendment No. 41, is incorporated by reference.

(h)(3)	Amended and Restated Administrative Services Agreement, dated March 1, 2020, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on April 28, 2020, as Exhibit (h)(3) to Registrant’s Post-Effective Amendment No. 39, is incorporated by reference.

(h)(4)*	Amended and Restated Compliance Services Agreement, as of January 1, 2022, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, AIM ETF Products Trust, and Allianz Investment Management LLC, filed herewith.

(h)(5)	Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed on February 2, 2009 as Exhibit (h)(2) to Registrant’s Post-Effective Amendment No. 4, is incorporated by reference.

(h)(5)(i)*	Revised Exhibit A, dated October 1, 2021, to the Amended Expense Limitation Agreement dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed herewith.

(h)(5)(ii)	Amendment No. 1 dated January 23, 2012 to the Amended Expense Limitation Agreement dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed on April 26, 2012 as Exhibit (h)(2)(ii) to Registrant’s Post-Effective Amendment No. 14, is incorporated by reference.

(h)(6)	Joint Insured Agreement dated February 26, 2020 between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on April 28, 2020, as Exhibit (h)(6) to Registrant’s Post-Effective Amendment No. 39, is incorporated by reference.

(h)(7)*	Rule 12d1-4 Investment Agreement dated January 19, 2022, between Allianz Variable Insurance Products Fund of Funds Trust and PIMCO Variable Insurance Trust, filed herewith.

(i)	Opinion and consent of counsel to the Registrant, provided by Stradley Ronon Stevens & Young, LLP, filed on April 29, 2021, as Exhibit 28(i) to Registrant’s Post-Effective Amendment No. 41, is incorporated by reference.

(j)*	Consent of PricewaterhouseCoopers LLP (Independent Registered Public Accounting Firm), filed herewith.

(k)	N/A

(l)	N/A

(m)	N/A

(n)	N/A

(o)	N/A

(p)(1)	Code of Ethics of Allianz Investment Management LLC, effective January 6, 2021, filed on April 29, 2021 as Exhibit (p)(1) to Registrant’s Post-Effective Amendment No. 41, is incorporated by reference.

(p)(2)*	Code of Ethics of Allianz Life Financial Services, LLC, dated August 2007, as updated August 2021, filed herewith.

(p)(3)	Code of Ethics of Allianz Variable Insurance Products Trust, revised February 19, 2020, filed on April 29, 2021 as Exhibit (p)(3) to Registrant’s Post-Effective Amendment No. 41, is incorporated by reference. .

(q)*	Powers of Attorney, filed herewith.

(r)*	Company Organizational Chart, as of December 31, 2021, filed herewith.

* Filed herewith

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Company organizational chart is incorporated in this filing as Exhibit (r).

ITEM 30. INDEMNIFICATION

The Trust’s Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed i n the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Allianz Investment Management LLC (previously Allianz Life Advisers, LLC)—this information is included in Form ADV (CRD #111925) filed with the SEC by Allianz Life Investment Management LLC and is incorporated by reference herein.

ITEM 32. PRINCIPAL UNDERWRITER

(a)

Allianz Life Financial Services, LLC (“ALFS”), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds’ distributor. ALFS is affiliated with the Manager. ALFS acts a principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust

Allianz Variable Insurance Products Trust

(b)	Officers and Directors.

Name & Principal Business Address*	Position with Underwriter
Corey Walther	Governor and President
Eric J. Thomes	Governor, Chief Executive Officer, and Chief Manager
William E. Gaumond	Governor
Brent Hipsher	Chief Financial Officer and Treasurer
Matthew C. Dian	Vice President, Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
Heather L. Kelly	Executive Vice President, Head of Advisory & Strategic Accounts
Nicole D. Van Walbeek	Assistant Secretary

*5701 Golden Hills Drive, Minneapolis, Minnesota 55416

(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of:

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, Minnesota 55416

Allianz Life Financial Services, LLC, 5701 Golden Hills Drive, Minneapolis, Minnesota 55416

Business Data Record Services, 201 9th Ave SW, New Brighton, MN 55112

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste 200, Columbus, Ohio 43219

FIS Investors Services LLC, 4249 Easton Way, Ste 400, Columbus, Ohio 43219

The Bank of New York Mellon, One Wall Street, New York, New York 10286

ITEM 34. MANAGEMENT SERVICES

N/A

ITEM 35. UNDERTAKINGS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 28th day of April, 2022.

ALLIANZ VARIABLE INSURANCE

PRODUCTS FUND OF FUNDS TRUST

By:	/s/ Brian Muench

Brian Muench, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Fund of Funds Trust has been signed below by the following persons in the capacities indicated on April 28, 2022.

Signature	Title

/s/ Peter R. Burnim*	Trustee
Peter R. Burnim

/s/ Peggy L. Ettestad*	Trustee
Peggy L. Ettestad

/s/ Dickson W. Lewis*	Trustee
Dickson W. Lewis

/s/ Claire R. Leonardi*	Trustee
Claire R. Leonardi

/s/ Tamara Lynn Fagely*	Trustee
Tamara Lynn Fagely

/s/ Richard H. Forde*	Trustee
Richard H. Forde

/s/ Bashir C. Asad	Treasurer (principal financial and accounting officer)
Bashir C. Asad

/s/ Jack Gee	Trustee
Jack Gee

By:	/s/ Brian Muench

Brian Muench, Trustee and President

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration Statement

EXHIBITS

TO

POST-EFFECTIVE AMENDMENT NO. 42

TO

FORM N-1A

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

INDEX TO EXHIBITS

Exhibit		Description of Exhibit
(a	)	Agreement and Declaration of Trust, as amended and restated 12-1-21
(b	)	By Laws, as amended and restated 12-1-21
(d	)(1)(ii)	Attachment 1 to Revised Schedule A, dated October 1, 2021, to the Investment Management Agreement
(h	)(4)	Amended and Restated Compliance Services Agmt Jan 2022
(h	)(5)(i)	Exhibit A dated October 1, 2021 to Amended Expense Limitation Agreement
(j	)	Consent of PricewaterhouseCoopers LLP(Independent Registered Public Accounting Firm)
(h	)(7)	Rule 12d1-4 Investment Agmt – PIMCO Variable Insurance Trust
(p	)(2)	Code of Ethics - ALFS
(q	)	Powers of Attorney
(r	)	Company Organizational Chart – Dec 31, 2021